Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (49.0%)

		Communication Services (7.6%)

15,000,000		Bandwidth, Inc.*^ 0.250%, 03/01/26	$30,487,500

12,000,000		Bilibili, Inc.~ 1.375%, 04/01/26	55,050,360

15,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	29,818,914

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	11,937,181

2,500,000		Eventbrite, Inc.* 5.000%, 12/01/25	4,098,625

		iQIYI, Inc.

20,000,000		2.000%, 04/01/25~	19,063,800

17,167,000		4.000%, 12/15/26	19,895,180

10,000,000		3.750%, 12/01/23	10,950,400

		JOYY, Inc.

10,000,000		1.375%, 06/15/26^	11,239,800

10,000,000		0.750%, 06/15/25	11,175,900

5,000,000		Liberty Media Corp.* 2.250%, 12/01/48	5,844,500

5,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	6,157,600

5,000,000		Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	9,079,100

20,000,000		Match Group FinanceCo, Inc.*~ 0.875%, 10/01/22	63,841,800

12,500,000		Momo, Inc. 1.250%, 07/01/25	10,607,375

		Sea, Ltd.~

15,000,000		2.375%, 12/01/25*	37,222,200

12,500,000		1.000%, 12/01/24	54,074,625

9,999,000		2.250%, 07/01/23	109,806,618

		Snap, Inc.~

39,970,000		0.750%, 08/01/26	95,825,677

25,000,000		0.250%, 05/01/25*^	61,945,250

5,000,000		TechTarget, Inc.* 0.125%, 12/15/25	6,206,100

		Twitter, Inc.^

34,000,000		0.250%, 06/15/24~	40,293,740

15,000,000		1.000%, 09/15/21	15,223,500

13,000,000		World Wrestling Entertainment, Inc.~ 3.375%, 12/15/23	30,216,160

		Zillow Group, Inc.

18,000,000		0.750%, 09/01/24~	54,144,000

7,500,000		1.375%, 09/01/26	22,696,575

27,500,000		Zynga, Inc.~ 0.250%, 06/01/24	37,093,925

			863,996,405

		Consumer Discretionary (13.1%)

5,000,000		American Eagle Outfitters, Inc.* 3.750%, 04/15/25	13,593,500

15,000,000		Carnival Corp.*~ 5.750%, 04/01/23	31,599,450

13,457,000		Chegg, Inc.^~ 0.125%, 03/15/25	25,676,898

10,000,000	EUR	Delivery Hero, SE 1.000%, 01/23/27	17,857,867

		Etsy, Inc.~

21,700,000		0.125%, 10/01/26	51,076,158

PRINCIPAL AMOUNT			VALUE

10,000,000		0.000%, 03/01/23	$54,884,600

10,000,000		Farfetch, Ltd.*~ 3.750%, 05/01/27	39,286,500

5,000,000		Fiverr International, Ltd.* 0.000%, 11/01/25	6,304,300

15,000,000		Guess, Inc.^ 2.000%, 04/15/24	17,111,100

7,000,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	7,056,000

12,500,000		MercadoLibre, Inc. 2.000%, 08/15/28	50,247,875

27,500,000		NCL Corp., Ltd.*~ 6.000%, 05/15/24	53,137,975

		NIO, Inc.*

10,000,000		0.000%, 02/01/26	10,298,800

7,449,000		0.500%, 02/01/27	7,486,618

10,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	17,416,527

		Pinduoduo, Inc.

10,000,000		0.000%, 12/01/25	12,056,600

6,750,000		0.000%, 10/01/24~	26,215,785

7,000,000		Quotient Technology, Inc. 1.750%, 12/01/22	6,941,550

		Royal Caribbean Cruises, Ltd.*

14,104,000		4.250%, 06/15/23~	17,105,331

5,000,000		2.875%, 11/15/23	5,620,150

10,833,000		Stride, Inc.*^ 1.125%, 09/01/27	9,588,613

		Tesla, Inc.~

50,000,000		2.375%, 03/15/22	604,358,000

15,000,000		2.000%, 05/15/24	191,552,250

22,500,000		Under Armour, Inc.*~ 1.500%, 06/01/24	37,196,100

5,264,000		Vail Resorts, Inc.* 0.000%, 01/01/26	5,308,428

		Wayfair, Inc.

29,821,000		1.125%, 11/01/24~	71,745,449

25,000,000		1.000%, 08/15/26^~	49,354,750

12,590,000		0.625%, 10/01/25*	12,852,124

12,500,000		0.375%, 09/01/22~	32,748,250

			1,485,677,548

		Consumer Staples (0.2%)

10,000,000		Herbalife Nutrition, Ltd. 2.625%, 03/15/24	10,980,900

5,000,000		Luckin Coffee, Inc.* 0.750%, 01/15/25	4,012,500

4,000,000		Turning Point Brands, Inc. 2.500%, 07/15/24	4,614,760

610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	6,961,961

			26,570,121

		Energy (0.4%)

15,000,000		Chesapeake Energy Corp.@ 5.500%, 09/15/26	1,023,900

5,000,000		Nabors Industries, Inc. 0.750%, 01/15/24	3,130,700

4,000,000		Renewable Energy Group, Inc.~ 4.000%, 06/15/36	33,335,440

4,000,000		SEACOR Holdings, Inc. 3.250%, 05/15/30	3,833,760

			41,323,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (0.8%)

21,120,000	AXA, SA*~ 7.250%, 05/15/21	$23,331,475

8,052,000	GSK Finance No 3, PLC* 0.000%, 06/22/23	8,467,564

5,000,000	Heritage Insurance Holdings, Inc. 5.875%, 08/01/37	4,899,400

5,000,000	Hope Bancorp, Inc. 2.000%, 05/15/38	4,712,150

10,467,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.250%, 05/01/23	10,777,765

	LendingTree, Inc.

15,000,000	0.500%, 07/15/25*	15,496,650

12,500,000	0.625%, 06/01/22~	20,335,875

		88,020,879

	Health Care (4.8%)

7,500,000	Allscripts Healthcare Solutions, Inc. 0.875%, 01/01/27	10,601,175

	Bridgebio Pharma, Inc.*

10,000,000	2.250%, 02/01/29	9,671,000

6,000,000	2.500%, 03/15/27	9,431,220

6,259,000	Coherus Biosciences, Inc.* 1.500%, 04/15/26	7,662,581

3,500,000	Collegium Pharmaceutical, Inc. 2.625%, 02/15/26	3,842,545

10,000,000	CONMED Corp.^ 2.625%, 02/01/24	14,052,000

15,000,000	DexCom, Inc.~ 0.750%, 12/01/23	34,494,300

5,000,000	Evolent Health, Inc. 1.500%, 10/15/25	4,428,850

10,000,000	Guardant Health, Inc.*^ 0.000%, 11/15/27	13,368,800

10,000,000	Halozyme Therapeutics, Inc.* 1.250%, 12/01/24	20,548,700

5,000,000	Illumina, Inc.^ 0.500%, 06/15/21	8,406,450

17,000,000	Innoviva, Inc.~ 2.500%, 08/15/25	18,103,470

8,500,000	Insmed, Inc.^~ 1.750%, 01/15/25	10,359,035

	Intercept Pharmaceuticals, Inc.

5,000,000	3.250%, 07/01/23^	4,280,850

5,000,000	2.000%, 05/15/26	3,572,650

21,243,000	Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	22,442,167

	Ironwood Pharmaceuticals, Inc.

9,500,000	1.500%, 06/15/26	10,320,325

7,500,000	0.750%, 06/15/24	8,267,325

2,423,000	2.250%, 06/15/22	2,548,221

15,000,000	Jazz Investments I, Ltd.*~ 2.000%, 06/15/26	19,577,250

10,000,000	Ligand Pharmaceuticals, Inc.~ 0.750%, 05/15/23	10,630,900

10,000,000	Livongo Health, Inc.* 0.875%, 06/01/25	22,883,400

5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	5,934,100

5,000,000	Natera, Inc.* 2.250%, 05/01/27	14,276,250

3,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	3,242,430

PRINCIPAL AMOUNT		VALUE

7,500,000	Neurocrine Biosciences, Inc.^~ 2.250%, 05/15/24	$11,219,850

25,000,000	Novocure, Ltd.* 0.000%, 11/01/25	31,004,250

	NuVasive, Inc.

22,050,000	2.250%, 03/15/21^~	21,977,896

10,000,000	0.375%, 03/15/25*	9,717,900

12,500,000	Omnicell, Inc.* 0.250%, 09/15/25	16,722,000

5,000,000	OPKO Health, Inc. 4.500%, 02/15/25	7,544,950

8,633,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	10,344,147

5,000,000	Radius Health, Inc. 3.000%, 09/01/24	4,551,650

5,000,000	Retrophin, Inc. 2.500%, 09/15/25	5,048,550

4,000,000	Revance Therapeutics, Inc.* 1.750%, 02/15/27	4,318,360

20,000,000	Sarepta Therapeutics, Inc.~ 1.500%, 11/15/24	29,476,000

10,000,000	Supernus Pharmaceuticals, Inc. 0.625%, 04/01/23	9,853,000

5,000,000	Tabula Rasa HealthCare, Inc.*^ 1.750%, 02/15/26	5,477,350

16,500,000	Teladoc Health, Inc.^~ 1.375%, 05/15/25	81,249,960

7,400,000	Tilray, Inc. 5.000%, 10/01/23	6,574,826

		548,026,683

	Industrials (1.1%)

4,250,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/23	8,479,982

10,285,000	Air Canada* 4.000%, 07/01/25	14,021,129

10,000,000	American Airlines Group, Inc.^ 6.500%, 07/01/25	13,583,200

11,250,000	FTI Consulting, Inc. 2.000%, 08/15/23	13,970,250

15,500,000	Lyft, Inc.*^~ 1.500%, 05/15/25	21,383,025

8,467,000	Middleby Corp.* 1.000%, 09/01/25	10,655,889

15,000,000	Southwest Airlines Company~ 1.250%, 05/01/25	21,090,600

10,000,000	Spirit Airlines, Inc.~ 4.750%, 05/15/25	22,552,400

3,698,000	Sunrun, Inc.* 0.000%, 02/01/26	3,768,558

		129,505,033

	Information Technology (20.1%)

3,058,000	21Vianet Group, Inc.* 0.000%, 02/01/26	3,139,190

5,000,000	2U, Inc.* 2.250%, 05/01/25	8,219,400

7,500,000	8x8, Inc. 0.500%, 02/01/24	11,245,125

	Akamai Technologies, Inc.

21,500,000	0.375%, 09/01/27	24,614,490

20,000,000	0.125%, 05/01/25	25,778,200

10,000,000	Altair Engineering, Inc.~ 0.250%, 06/01/24	13,384,100

	Alteryx, Inc.

10,000,000	1.000%, 08/01/26^	10,765,000

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,000,000	0.500%, 08/01/24	$10,648,300

54,000,000	Atlassian, Inc.^~ 0.625%, 05/01/23	153,352,980

5,000,000	Avaya Holdings Corp.^ 2.250%, 06/15/23	5,509,000

7,500,000	Benefitfocus, Inc. 1.250%, 12/15/23	6,604,275

6,398,000	Bentley Systems, Inc.* 0.125%, 01/15/26	6,445,281

20,000,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	21,743,000

24,000,000	Blackline, Inc.^~ 0.125%, 08/01/24	44,029,200

5,000,000	Box, Inc.* 0.000%, 01/15/26	5,043,650

3,000,000	CalAmp Corp. 2.000%, 08/01/25	2,659,110

10,000,000	Cloudflare, Inc.* 0.750%, 05/15/25	21,524,800

	Coupa Software, Inc.~

22,876,000	0.125%, 06/15/25^	46,305,599

18,000,000	0.375%, 06/15/26*	23,193,720

10,000,000	Cree, Inc.*^~ 1.750%, 05/01/26	22,324,600

11,000,000	CSG Systems International, Inc.~ 4.250%, 03/15/36	11,623,370

10,000,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	12,234,100

2,500,000	Cypress Semiconductor Corp. 4.500%, 01/15/22	4,468,875

10,000,000	Datadog, Inc.* 0.125%, 06/15/25	13,441,600

9,072,000	Envestnet, Inc.* 0.750%, 08/15/25	9,358,312

	FireEye, Inc.

12,500,000	0.875%, 06/01/24	14,690,250

5,000,000	1.625%, 06/01/35^	4,951,450

3,000,000	Fubotv, Inc.* 3.250%, 02/15/26	3,201,360

8,500,000	GDS Holdings, Ltd. 2.000%, 06/01/25	17,623,730

20,000,000	Guidewire Software, Inc.~ 1.250%, 03/15/25	24,237,600

2,500,000	i3 Verticals, LLC* 1.000%, 02/15/25	2,443,250

5,000,000	II-VI, Inc. 0.250%, 09/01/22	9,232,650

15,000,000	Infinera Corp.~ 2.125%, 09/01/24	18,150,000

5,000,000	Inphi Corp.* 0.750%, 04/15/25	7,274,400

10,000,000	Insight Enterprises, Inc. 0.750%, 02/15/25	12,700,700

25,000,000	J2 Global, Inc.~ 3.250%, 06/15/29	38,404,000

10,000,000	LivePerson, Inc.* 0.000%, 12/15/26	11,117,800

7,500,000	Liveperson, Inc. 0.750%, 03/01/24	13,361,475

18,000,000	Lumentum Holdings, Inc. 0.500%, 12/15/26	22,174,200

10,000,000	Medallia, Inc.* 0.125%, 09/15/25	12,891,200

17,475,000	Micron Technology, Inc.~ 3.125%, 05/01/32	137,060,969

9,601,000	MicroStrategy, Inc. - Class A* 0.750%, 12/15/25	17,185,310

PRINCIPAL AMOUNT		VALUE

	MongoDB, Inc.

32,500,000	0.250%, 01/15/26	$60,234,850

3,000,000	0.750%, 06/15/24	16,255,920

15,000,000	New Relic, Inc.^~ 0.500%, 05/01/23	15,343,350

20,000,000	Nice Systems, Inc.^~ 1.250%, 01/15/24	62,792,400

5,000,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	5,651,950

	Nuance Communications, Inc.

25,229,000	1.000%, 12/15/35~	48,146,267

6,831,000	1.500%, 11/01/35	15,143,166

10,000,000	Nutanix, Inc.~ 0.000%, 01/15/23	10,196,700

	Okta, Inc.

20,000,000	0.375%, 06/15/26*~	26,152,400

17,500,000	0.125%, 09/01/25^	26,591,250

15,000,000	ON Semiconductor Corp.~ 1.625%, 10/15/23	26,563,200

10,000,000	OSI Systems, Inc.~ 1.250%, 09/01/22	10,607,300

	Palo Alto Networks, Inc.~

42,925,000	0.750%, 07/01/23	60,952,212

15,000,000	0.375%, 06/01/25*	19,838,250

4,500,000	PAR Technology Corp.* 2.875%, 04/15/26	7,440,705

20,000,000	Pegasystems, Inc.* 0.750%, 03/01/25	23,311,000

7,500,000	Pluralsight, Inc. 0.375%, 03/01/24	7,397,775

7,000,000	Proofpoint, Inc. 0.250%, 08/15/24	7,681,450

	PROS Holdings, Inc.

5,000,000	1.000%, 05/15/24	4,964,600

2,000,000	2.250%, 09/15/27*	2,469,740

10,000,000	Pure Storage, Inc. 0.125%, 04/15/23	11,287,400

	Q2 Holdings, Inc.

20,000,000	0.125%, 11/15/25*	22,711,000

5,625,000	0.750%, 06/01/26	8,713,069

5,000,000	Rapid7, Inc. 1.250%, 08/01/23	10,540,350

20,000,000	RealPage, Inc.~ 1.500%, 11/15/22	41,508,800

3,201,000	Repay Holdings Corp.* 0.000%, 02/01/26	3,201,608

	RingCentral, Inc.

28,000,000	0.000%, 03/15/23~	127,668,800

14,500,000	0.000%, 03/15/26*	16,704,870

17,500,000	Sailpoint Technologies Holdings, Inc.~ 0.125%, 09/15/24	35,189,700

10,426,000	Shopify, Inc.^ 0.125%, 11/01/25	12,358,355

12,926,000	Silicon Laboratories, Inc.*^ 0.625%, 06/15/25	16,746,538

3,000,000	SMART Global Holdings, Inc.* 2.250%, 02/15/26	3,498,780

	Splunk, Inc.~

35,000,000	0.500%, 09/15/23^	44,880,150

32,500,000	1.125%, 09/15/25	43,225,650

	Square, Inc.

35,000,000	0.500%, 05/15/23~	97,570,900

20,000,000	0.125%, 03/01/25*~	37,692,800

10,000,000	0.250%, 11/01/27*^	11,279,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

5,000,000		STMicroelectronics, NV 0.250%, 07/03/24	$9,822,250

12,500,000		Synaptics, Inc.~ 0.500%, 06/15/22	17,373,500

7,500,000	EUR	Talend, SA 1.750%, 09/01/24	9,039,275

15,000,000		Teradyne, Inc.~ 1.250%, 12/15/23	53,577,150

25,000,000		Twilio, Inc.^~ 0.250%, 06/01/23	126,661,000

6,000,000		Viavi Solutions, Inc.^~ 1.000%, 03/01/24	7,898,340

10,000,000		Vishay Intertechnology, Inc. 2.250%, 06/15/25	10,698,900

10,000,000		Weibo Corp.^ 1.250%, 11/15/22	9,581,000

		Wix.com, Ltd.

5,000,000		0.000%, 08/15/25*	5,099,450

4,217,000		0.000%, 07/01/23^	7,702,814

40,000,000		Workday, Inc.~ 0.250%, 10/01/22	64,152,000

12,500,000		Workiva, Inc.

		1.125%, 08/15/26	17,525,750

		Zendesk, Inc.~

15,000,000		0.625%, 06/15/25*	22,255,500

10,000,000		0.250%, 03/15/23	22,920,400

7,500,000		Zscaler, Inc.* 0.125%, 07/01/25	11,211,825

			2,282,387,530

		Materials (0.3%)

10,000,000		Allegheny Technologies, Inc.*

		3.500%, 06/15/25	13,880,200

10,000,000	CHF	Sika, AG

		0.150%, 06/05/25	15,278,024

5,000,000	EUR	Symrise, AG 0.238%, 06/20/24	7,464,968

			36,623,192

		Real Estate (0.6%)

10,000,000	EUR	Deutsche Wohnen, SE 0.325%, 07/26/24	13,373,680

17,700,000		IH Merger Sub, LLC~ 3.500%, 01/15/22	23,495,511

10,500,000	EUR	IMMOFINANZ, AG 1.500%, 01/24/24	13,557,648

7,500,000		iStar, Inc. 3.125%, 09/15/22	8,993,175

10,000,000		Redfin Corp.* 0.000%, 10/15/25	12,327,100

			71,747,114

		TOTAL CONVERTIBLE BONDS (Cost $3,391,661,371)	5,573,878,305

CORPORATE BOND (0.0%)

		Communication Services (0.0%)

3,000,000		Sirius XM Radio, Inc.* 3.875%, 08/01/22	3,033,210

		Information Technology (0.0%)

1,400,000		Dell International, LLC / EMC Corp.* 5.875%, 06/15/21	1,403,346

		VALUE

	TOTAL CORPORATE BOND (Cost $4,220,790)	$4,436,556

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (4.1%)

	Communication Services (0.2%)

21,292	2020 Cash Mandatory Exchangeable Trust*~ 5.250%, 06/01/23	24,618,087

	Consumer Discretionary (0.1%)

116,491	Aptiv, PLC 5.500%, 06/15/23	18,108,526

	Consumer Staples (0.1%)

100,000	Energizer Holdings, Inc.^ 7.500%, 01/15/22	9,195,000

	Financials (0.7%)

15,000	2020 Mandatory Exchangeable Trust*~ 6.500%, 05/16/23	34,141,860

322,820	Assurant, Inc.~ 6.500%, 03/15/21	41,421,034

		75,562,894

	Health Care (0.4%)

390,000	Avantor, Inc.~ 6.250%, 05/15/22	36,117,900

3,500	Danaher Corp. 4.750%, 04/15/22	5,671,050

		41,788,950

	Industrials (0.7%)

230,000	Colfax Corp.~ 5.750%, 01/15/22	35,438,400

25,500	Fortive Corp.~ 5.000%, 07/01/21	24,487,650

154,200	Stanley Black & Decker, Inc.^~ 5.250%, 11/15/22	16,803,174

		76,729,224

	Information Technology (0.1%)

50,000	II-VI, Inc. 6.000%, 07/01/23	17,446,000

	Materials (0.1%)

242,647	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	10,193,601

	Utilities (1.7%)

	American Electric Power Company, Inc.

400,000	6.125%, 08/15/23~	19,740,000

99,780	6.125%, 03/15/22	4,761,502

400,000	CenterPoint Energy, Inc.~ 7.000%, 09/01/21	15,888,000

300,000	DTE Energy Company 6.250%, 11/01/22	13,914,000

308,881	Essential Utilities, Inc.~ 6.000%, 04/30/22	18,239,423

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	NextEra Energy, Inc.

650,000	4.872%, 09/01/22~	$39,754,000

300,000	6.219%, 09/01/23	15,966,000

205,000	5.279%, 03/01/23	10,955,200

150,000	PG&E Corp. 5.500%, 08/16/23	17,109,000

135,000	Sempra Energy^ 6.750%, 07/15/21	13,818,600

88,235	South Jersey Industries, Inc.^ 7.250%, 04/15/21	3,461,459

400,000	Southern Company~ 6.750%, 08/01/22	19,680,000

		193,287,184

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $396,561,532)	466,929,466

COMMON STOCKS (38.8%)

	Communication Services (4.1%)

94,969	Activision Blizzard, Inc.	8,642,179

40,432	Alphabet, Inc. - Class A~#	73,883,820

41,850	Alphabet, Inc. - Class C~#	76,825,719

1,019,918	AT&T, Inc.~	29,200,252

27,328	Charter Communications, Inc. - Class A#	16,603,400

674,199	Comcast Corp. - Class A~	33,420,044

406,057	Facebook, Inc. - Class A~#	104,896,705

116,507	Fox Corp. - Class A	3,632,688

63,900	Netflix, Inc.#	34,019,721

111,404	Twitter, Inc.#	5,629,244

599,982	Verizon Communications, Inc.~	32,849,015

263,350	Walt Disney Company~#	44,287,569

		463,890,356

	Consumer Discretionary (5.0%)

59,715	Amazon.com, Inc.~#	191,458,233

94,297	Aptiv, PLC	12,598,079

5,400	Booking Holdings, Inc.~#	10,499,382

126,958	Carnival Corp.	2,370,306

125,125	D.R. Horton, Inc.~	9,609,600

41,188	Darden Restaurants, Inc.~	4,814,465

35,727	Dollar General Corp.~	6,952,831

144,034	eBay, Inc.	8,139,361

56,775	Expedia Group, Inc.	7,045,778

559,401	Ford Motor Company~	5,890,493

149,012	General Motors Company	7,551,928

73,000	GrubHub, Inc.#	5,494,710

172,074	Home Depot, Inc.~	46,601,081

84,485	Leggett & Platt, Inc.	3,463,885

141,602	Lowe’s Companies, Inc.~	23,626,294

139,270	McDonald’s Corp.	28,945,877

244,541	MGM Resorts International	6,984,091

34,118	Mohawk Industries, Inc.~#	4,899,345

186,224	NIKE, Inc. - Class B~	24,877,664

1,131,922	NIO, Inc.#	64,519,554

16,937	O’Reilly Automotive, Inc.#	7,206,185

34,042	PVH Corp.~	2,902,421

71,124	Ross Stores, Inc.~	7,915,390

117,082	Royal Caribbean Cruises, Ltd.	7,610,330

172,736	Starbucks Corp.~	16,722,572

106,829	Target Corp.~	19,354,210

222,327	TJX Companies, Inc.~	14,237,821

13,029	Ulta Beauty, Inc.#	3,644,993

75,041	VF Corp.	5,768,402

NUMBER OF SHARES		VALUE

42,951	Wynn Resorts, Ltd.	$4,274,913

		565,980,194

	Consumer Staples (2.4%)

289,543	Altria Group, Inc.~	11,894,426

117,771	Archer-Daniels-Midland Company~	5,889,728

75,688	Church & Dwight Company, Inc.	6,390,338

590,001	Coca-Cola Company	28,408,548

116,702	Colgate-Palmolive Company~	9,102,756

39,002	Constellation Brands, Inc. - Class A	8,226,692

46,348	Costco Wholesale Corp.~	16,334,426

127,646	General Mills, Inc.	7,416,232

94,081	Kellogg Company~	5,545,134

70,120	Kimberly-Clark Corp.	9,262,852

162,161	Kraft Heinz Company	5,434,015

168,074	Kroger Company	5,798,553

270,827	Mondelez International, Inc. - Class A	15,014,649

72,863	Monster Beverage Corp.#	6,326,694

195,452	PepsiCo, Inc.~	26,692,880

155,401	Philip Morris International, Inc.~	12,377,690

349,105	Procter & Gamble Company	44,758,752

97,372	Sysco Corp.	6,963,072

118,412	Walgreens Boots Alliance, Inc.	5,950,203

256,962	Walmart, Inc.~	36,100,591

		273,888,231

	Energy (1.0%)

318,789	Chevron Corp.~	27,160,823

10,000	Climate Real Impact Solutions II Acquisition Corp.#	112,700

261,593	ConocoPhillips~	10,471,568

57,710	EOG Resources, Inc.~	2,940,902

354,091	Exxon Mobil Corp.~	15,877,440

134,835	Hess Corp.	7,278,393

399,408	Kinder Morgan, Inc.	5,623,665

299,020	Marathon Petroleum Corp.	12,905,703

54,064	Oasis Petroleum, Inc.^#	2,025,778

123,960	Occidental Petroleum Corp.	2,486,638

80,063	ONEOK, Inc.	3,188,909

56,197	Phillips 66~	3,810,156

72,018	Pioneer Natural Resources Company	8,706,976

178,146	Schlumberger, Ltd.	3,956,623

54,368	Valero Energy Corp.~	3,067,986

201,525	Williams Companies, Inc.	4,278,376

		113,892,636

	Financials (4.4%)

99,272	Aflac, Inc.~	4,485,109

77,452	Allstate Corp.~	8,301,305

89,498	American Express Company~	10,405,038

283,190	American International Group, Inc.~	10,602,634

38,807	Ameriprise Financial, Inc.	7,678,741

69,235	Arthur J. Gallagher & Company	7,990,411

58,211	Assurant, Inc.	7,885,844

1,573,977	Bank of America Corp.~	46,668,418

144,531	Bank of New York Mellon Corp.	5,756,670

255,982	Berkshire Hathaway, Inc. - Class B~#	58,330,618

14,996	BlackRock, Inc.~	10,516,095

100,000	Blueriver Acquisition Corp.#	1,043,000

200,674	Capital One Financial Corp.~	20,922,271

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

99,610	Cboe Global Markets, Inc.	$9,137,225

25,000	CF Acquisition Corp.#	250,000

109,438	Charles Schwab Corp.~	5,640,435

64,644	Chubb, Ltd.~	9,416,691

335,391	Citigroup, Inc.~	19,449,324

200,000	Clarim Acquisition Corp.#	2,000,000

31,189	CME Group, Inc.	5,668,289

68,461	Discover Financial Services	5,719,232

80,000	Eaton Vance Corp.	5,371,200

97,128	Edify Acquisition Corp.#	997,505

26,400	Empowerment & Inclusion Capital I Corp.#	271,920

300,000	EQ Health Acquisition Corp.#	3,000,000

71,807	First Republic Bank	10,411,297

100,000	Fortistar Sustainable Solutions Corp.#	1,058,000

84,071	Goldman Sachs Group, Inc.~	22,797,533

150,000	Hamilton Lane Alliance Holdings I, Inc.#	1,579,500

5,000	HealthCor Catalio Acquisition Corp.#	50,500

35,000	Hudson Executive Investment Corp. II#	372,050

500,000	Ithax Acquisition Corp. Unit Usd.001#	5,030,000

50,000	Jack Creek Investment Corp.#	515,500

514,307	JPMorgan Chase & Company~	66,175,882

20,000	Liberty Media Acquisition Corp.#	250,000

38,578	M&T Bank Corp.	5,110,428

107,027	Marsh & McLennan Companies, Inc.	11,763,338

500,000	Mason Industrial Technology, Inc.#	5,037,450

116,611	MetLife, Inc.~	5,614,820

100,000	Monument Circle Acquisition Corp.#	1,024,000

280,878	Morgan Stanley~	18,832,870

50,000	Northern Genesis Acquisition Corp. II#	566,500

61,791	Northern Trust Corp.	5,511,139

100,000	One Equity Partners Open Water I Corp.#	1,042,000

100,000	Oyster Enterprises Acquisition Corp.#	1,010,000

70,000	Primavera Capital Acquisition Corp.#	753,900

46,437	Prudential Financial, Inc.~	3,635,088

10,000	Queen’s Gambit Growth Capital#	109,000

40,309	S&P Global, Inc.	12,777,953

100,000	Science Strategic Acquisition Corp. Alpha#	1,051,000

58,359	State Street Corp.~	4,085,130

50,000	Thoma Bravo Advantage- Class A#	597,000

100,000	TLG Acquisition One Corp.#	1,025,000

51,761	Travelers Companies, Inc.~	7,055,024

104,301	Truist Financial Corp.	5,004,362

100,000	TZP Strategies Acquisition Corp.#	1,038,000

312,858	US Bancorp	13,405,965

513,874	Wells Fargo & Company~	15,354,555

100,000	Z-Work Acquisition Corp.#	1,000,000

186,260	Zions Bancorporation, N.A.	8,221,516

		506,374,275

	Health Care (5.3%)

200,814	Abbott Laboratories~	24,818,602

NUMBER OF SHARES		VALUE

251,902	AbbVie, Inc.~	$25,814,917

170,403	Agilent Technologies, Inc.	20,477,328

134,771	Alexion Pharmaceuticals, Inc.~#	20,664,437

56,467	Amgen, Inc.~	13,632,828

181,906	Baxter International, Inc.	13,975,838

48,264	Becton Dickinson and Company	12,635,033

29,392	Biogen, Inc.~#	8,306,473

188,970	Boston Scientific Corp.#	6,697,097

369,566	Bristol-Myers Squibb Company~	22,702,439

91,436	Centene Corp.#	5,513,591

38,911	Cigna Corp.	8,445,633

20,000	Constellation Acquisition Corp. I#	214,000

171,881	CVS Health Corp.~	12,315,274

200,000	D & Z Media Acquisition Corp.#	2,040,000

73,903	Danaher Corp.	17,577,090

100,000	DiamondHead Holdings Corp.#	1,085,000

86,476	Edwards Lifesciences Corp.~#	7,141,188

116,357	Eli Lilly & Company	24,198,765

182,564	Gilead Sciences, Inc.	11,976,198

96,208	HCA Healthcare, Inc.#	986,132

39,318	HCA Healthcare, Inc.	6,388,389

46,124	Humana, Inc.	17,670,566

21,682	Illumina, Inc.#	9,246,072

21,914	Intuitive Surgical, Inc.#	16,383,783

369,571	Johnson & Johnson~	60,288,117

49,921	Laboratory Corp. of America Holdings~#	11,427,416

36,252	McKesson Corp.	6,324,886

222,867	Medtronic, PLC	24,811,783

370,863	Merck & Company, Inc.	28,582,411

804,469	Pfizer, Inc.~	28,880,437

47,188	Quest Diagnostics, Inc.~	6,094,330

9,584	Regeneron Pharmaceuticals, Inc.~#	4,828,803

34,187	Stryker Corp.~	7,555,669

6,810	Teleflex, Inc.	2,571,660

43,451	Thermo Fisher Scientific, Inc.~	22,146,975

165,237	UnitedHealth Group, Inc.~	55,119,758

34,700	Varian Medical Systems, Inc.#	6,092,279

31,172	Vertex Pharmaceuticals, Inc.#	7,140,882

99,817	Viatris, Inc.#	1,695,891

36,965	Zimmer Biomet Holdings, Inc.	5,680,412

47,661	Zoetis, Inc.	7,351,709

		597,500,091

	Industrials (3.0%)

77,915	3M Company	13,686,549

40,846	Allegion, PLC	4,370,930

75,490	Boeing Company~	14,659,403

104,241	Carrier Global Corp.	4,013,279

119,053	Caterpillar, Inc.~	21,767,651

195,799	CSX Corp.~	16,790,743

40,357	Deere & Company	11,655,102

177,010	Delta Air Lines, Inc.~	6,719,300

59,427	Eaton Corp., PLC	6,994,558

157,508	Emerson Electric Company~	12,498,260

29,778	FedEx Corp.	7,007,955

85,848	Fortune Brands Home & Security, Inc.	7,404,390

34,618	General Dynamics Corp.	5,077,768

1,196,282	General Electric Company	12,776,292

123,169	Honeywell International, Inc.	24,063,528

49,388	Illinois Tool Works, Inc.~	9,591,643

135,604	Johnson Controls International, PLC	6,755,791

45,940	L3Harris Technologies, Inc.	7,879,169

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

28,303	Lockheed Martin Corp.	$9,108,471

116,637	Masco Corp.	6,334,555

31,070	Norfolk Southern Corp.	7,351,783

44,747	Northrop Grumman Corp.	12,824,938

52,123	Otis Worldwide Corp.	3,369,752

82,007	PACCAR, Inc.	7,480,679

96,898	Pentair, PLC	5,277,065

188,110	Raytheon Technologies Corp.~	12,552,580

102,766	Southwest Airlines Company~	4,515,538

57,469	Stanley Black & Decker, Inc.	9,970,297

109,719	Union Pacific Corp.~	21,666,211

67,627	United Airlines Holdings, Inc.#	2,704,404

94,023	United Parcel Service, Inc. - Class B	14,573,565

45,979	Verisk Analytics, Inc.	8,437,146

19,886	Wabtec Corp.	1,475,740

87,850	Waste Management, Inc.	9,779,462

64,685	Xylem, Inc.	6,247,924

		337,382,421

	Information Technology (10.8%)

83,638	Accenture, PLC - Class A~	20,233,705

67,275	Adobe, Inc.#	30,863,752

346,225	Advanced Micro Devices, Inc.#	29,650,709

59,873	Amphenol Corp. - Class A~	7,476,940

2,146,763	Apple, Inc.~	283,286,845

336,027	Applied Materials, Inc.~	32,487,090

39,466	Autodesk, Inc.#	10,949,052

77,890	Automatic Data Processing, Inc.	12,861,197

61,747	Broadcom, Inc.	27,817,024

769,490	Cisco Systems, Inc.~	34,303,864

51,089	Citrix Systems, Inc.	6,810,675

101,289	Cognizant Technology Solutions Corp. - Class A~	7,895,478

92,014	Fiserv, Inc.#	9,448,918

106,760	FLIR Systems, Inc.	5,556,858

34,206	Gartner, Inc.#	5,196,233

52,154	Global Payments, Inc.	9,206,224

197,106	HP, Inc.	4,797,560

34,661	Inphi Corp.#	5,844,191

567,426	Intel Corp.~	31,497,817

93,632	International Business Machines Corp.	11,152,508

39,218	Intuit, Inc.	14,166,718

34,769	Jack Henry & Associates, Inc.	5,034,204

38,892	Lam Research Corp.	18,821,783

126,392	MasterCard, Inc. - Class A	39,976,526

15,000	Maxim Integrated Products, Inc.	1,315,650

256,729	Micron Technology, Inc.~#	20,094,179

1,074,557	Microsoft Corp.~	249,254,242

102,157	NVIDIA Corp.	53,079,756

268,114	Oracle Corp.	16,202,129

73,103	Paychex, Inc.	6,383,354

146,385	PayPal Holdings, Inc.#	34,299,469

168,622	QUALCOMM, Inc.	26,352,246

79,850	RealPage, Inc.#	6,912,615

154,783	Salesforce.com, Inc.#	34,912,853

205,000	Slack Technologies, Inc. - Class A#	8,644,850

50,758	TE Connectivity, Ltd.	6,111,263

91,214	Texas Instruments, Inc.~	15,113,248

282,726	Visa, Inc. - Class A~	54,636,800

51,223	Western Digital Corp.	2,890,514

234,898	Western Union Company	5,231,178

169,146	Xilinx, Inc.	22,085,393

		1,228,855,610

NUMBER OF SHARES		VALUE

	Materials (0.9%)

46,441	Air Products & Chemicals, Inc.~	$12,388,601

37,864	Avery Dennison Corp.	5,712,542

105,058	Ball Corp.	9,247,205

131,981	Corteva, Inc.	5,260,763

131,982	Dow, Inc.	6,849,866

131,983	DuPont de Nemours, Inc.	10,486,049

361,651	Freeport-McMoRan, Inc.	9,732,029

101,456	Linde, PLC	24,897,302

118,509	Newmont Corp.	7,063,136

57,027	PPG Industries, Inc.	7,682,107

11,386	Sherwin-Williams Company	7,876,835

		107,196,435

	Real Estate (0.9%)

39,380	Alexandria Real Estate Equities, Inc.	6,580,792

54,337	American Tower Corp.~	12,354,060

36,228	AvalonBay Communities, Inc.~	5,929,437

50,199	Crown Castle International Corp.	7,994,693

42,982	Digital Realty Trust, Inc.	6,187,259

10,409	Equinix, Inc.	7,702,244

34,975	Federal Realty Investment Trust	3,062,411

46,947	Mid-America Apartment Communities, Inc.	6,232,214

73,784	Prologis, Inc.~	7,614,509

25,853	Public Storage~	5,884,660

89,627	Realty Income Corp.	5,293,370

73,103	Regency Centers Corp.	3,448,999

59,300	Simon Property Group, Inc.	5,510,749

113,729	UDR, Inc.	4,372,880

91,980	Welltower, Inc.	5,573,988

175,668	Weyerhaeuser Company	5,479,085

		99,221,350

	Utilities (1.0%)

281,049	AES Corp.~	6,854,785

109,908	American Electric Power Company, Inc.~	8,892,656

102,042	CMS Energy Corp.~	5,804,149

85,438	Consolidated Edison, Inc.	6,047,302

100,988	Dominion Energy, Inc.~	7,361,015

139,552	Duke Energy Corp.~	13,117,888

67,076	Edison International	3,901,140

62,474	Entergy Corp.	5,955,647

93,913	Exelon Corp.~	3,903,024

141,421	FirstEnergy Corp.~	4,350,110

230,624	NextEra Energy, Inc.	18,650,563

173,094	NiSource, Inc.	3,834,032

108,661	Public Service Enterprise Group, Inc.~	6,131,740

155,325	Southern Company	9,151,749

124,325	Xcel Energy, Inc.	7,955,557

		111,911,357

	TOTAL COMMON STOCKS (Cost $3,345,962,318)	4,406,092,956

EXCHANGE-TRADED FUND (2.4%)

	Other (2.4%)

728,754	SPDR S&P 500 ETF Trust (Cost $273,775,179)	269,689,993

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (1.3%)

14,938,002		Calamos Short-Term Bond Fund - Class I (Cost $150,000,000)	$149,678,776

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.5%) #

		Communication Services (0.0%)

		CyberAgent, Inc.

70	JPY
830,550,000		Call, 02/17/23, Strike 95.44	1,548,895

30	JPY
300,000,000		Call, 02/19/25, Strike 93.40	800,633

10	JPY
100,000,000		Call, 02/17/23, Strike 95.84	225,265

			2,574,793

		Consumer Discretionary (0.0%)

		EDION Corp.

60	JPY
600,000,000		Call, 06/19/25, Strike 99.51	466,848

50	JPY
526,125,000		Call, 06/19/25, Strike 94.30	390,140

50	JPY
500,000,000		Call, 06/19/25, Strike 95.45	390,139

			1,247,127

		Consumer Staples (0.0%)

		Ezaki Glico Company, Ltd.

100	JPY

1,002,120,00
0		Call, 01/30/24, Strike 97.57	150,731

50	JPY
501,060,000		Call, 01/30/24, Strike 96.89	82,689
50	JPY	Nippon Flour Mills Company, Ltd.
500,000,000		Call, 06/20/25, Strike 98.27	162,607

			396,027

		Health Care (0.1%)

100	JPY

1,000,000,000		Medipal Holdings Corp.
		Call, 10/07/22, Strike 98.52	573,297
		Ship Healthcare Holdings, Inc.

72	JPY
720,000,000		Call, 12/13/23, Strike 97.95	1,645,969

50	JPY
500,000,000		Call, 12/13/23, Strike 97.68	1,143,034

			3,362,300

		Industrials (0.0%)

45	JPY	Maeda Kosen Company, Ltd.
450,000,000		Call, 04/18/22, Strike 97.72	43

		Nagoya Railroad Company, Ltd.

100	JPY

1,077,210,000
		Call, 12/09/22, Strike 97.53	825,410

100	JPY

1,000,000,000
		Call, 12/09/22, Strike 98.92	863,961

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

50	JPY
538,605,000		Call, 12/09/22, Strike 98.07	$403,658

28	JPY
280,000,000		Call, 12/09/22, Strike 98.77	247,205

22	JPY
220,000,000		Call, 12/09/22, Strike 98.94	190,071
54	JPY	Senko Company, Ltd.
540,000,000		Call, 03/28/22, Strike 98.82	571,731

			3,102,079

		Information Technology (0.0%)

		Digital Garage, Inc.

150	JPY

1,531,215,000
		Call, 09/14/23, Strike 94.68	668,609

50	JPY
510,405,000		Call, 09/14/23, Strike 94.80	222,870

			891,479

		Materials (0.0%)

50	JPY	Kansai Paint Company, Ltd.
500,000,000		Call, 06/17/22, Strike 98.95	432,244
100	JPY	Mitsubishi Chemical Holdings
1,000,000,000		Corp.
		Call, 03/30/22, Strike 98.83	35,851

		Teijin, Ltd.

100	JPY

1,000,000,000
		Call, 12/10/21, Strike 99.18	957,262

100	JPY

1,000,000,000
		Call, 12/10/21, Strike 99.19	857,320

			2,282,677

		Other (0.4%)

		S&P 500 Index

2,850
1,058,558,400		Put, 03/31/21, Strike $3,400.00	23,298,750
2,500
928,560,000		Call, 02/19/21, Strike $4,000.00	493,750
2,500
928,560,000		Put, 03/01/21, Strike $3,300.00	7,900,000
2,000
742,848,000		Call, 03/01/21, Strike $4,000.00	950,000
1,500
557,136,000		Put, 02/19/21, Strike $3,000.00	1,110,000
1,000
371,424,000		Put, 02/19/21, Strike $3,400.00	3,035,000

1,000
371,424,000		Call, 03/31/21, Strike $4,000.00	2,355,000

			39,142,500

		Utilities (0.0%)

		Chugoku Electric Power Company, Inc.

100	JPY

1,000,000,000
		Call, 01/25/22, Strike 98.54	275,995

100	JPY

1,000,000,000
		Call, 01/25/22, Strike 98.97	275,995

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

50	JPY

510,905,000		Call, 01/25/22, Strike 98.22	$137,998

100 999,940,000	JPY	Kyushu Electric Power Company, Inc.

		Call, 03/31/22, Strike 98.05	90,883

			780,871

		TOTAL PURCHASED OPTIONS (Cost $52,537,483)	53,779,853

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (5.1%)

292,341,876		JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	292,488,047

292,479,245		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	292,479,245

		TOTAL SHORT TERM INVESTMENTS (Cost $584,967,316)	584,967,292

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)

82,976,321		JPMorgan Prime Money Market Fund - Capital Class, 0.110%***†	82,976,321

104,417,633		State Street Navigator Securities Lending Government Money Market Portfolio†	104,417,633

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $187,393,954)	187,393,954

TOTAL INVESTMENTS (102.9%) (Cost $8,387,079,943)			11,696,847,151

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.7%)			(187,393,954)

LIABILITIES, LESS OTHER ASSETS (-1.2%)			(143,673,486)

NET ASSETS (100.0%)			$11,365,779,711

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-42.3%) #

		Communication Services (-6.6%)

(151,800)		Bandwidth, Inc. - Class A	(27,041,652)

(484,848)		Bilibili, Inc.	(55,219,339)

(416,000)	EUR	Cellnex Telecom, SA*	(24,388,656)

(207,200)	JPY	CyberAgent, Inc.	(12,996,363)

(180,600)		Eventbrite, Inc. - Class A	(3,223,710)

NUMBER OF SHARES			VALUE

(1,198,557)		iQIYI, Inc.	$(26,188,470)

(161,800)		JOYY, Inc.	(14,892,072)

(88,000)		Liberty Media Corp. / Liberty Formula One	(3,540,240)

(37,500)		Live Nation Entertainment, Inc.	(2,491,875)

(508,843)		Match Group, Inc.	(71,166,782)

(910,850)		Sea, Ltd.	(197,390,304)

(2,747,600)		Snap, Inc. - Class A	(145,457,944)

(158,500)		T-Mobile US, Inc.	(19,983,680)

(50,592)		TechTarget, Inc.	(3,779,222)

(378,900)		Twitter, Inc.	(19,145,817)

(499,500)		World Wrestling Entertainment, Inc. - Class A	(28,136,835)

(579,000)		Zillow Group, Inc. - Class C	(75,536,340)

(2,451,200)		Zynga, Inc. - Class A	(24,291,392)

			(754,870,693)

		Consumer Discretionary (-11.5%)

(542,500)		American Eagle Outfitters, Inc.	(12,309,325)

(118,000)		Aptiv, PLC	(15,764,800)

(641,231)		Carnival Corp.	(11,971,783)

(221,798)		Chegg, Inc.	(21,128,477)

(300,000)		Chewy, Inc. - Class A	(30,546,000)

(85,500)	EUR	Delivery Hero, SE*	(13,021,690)

(595,100)	JPY	EDION Corp.	(5,829,134)

(501,650)		Etsy, Inc.	(99,873,498)

(602,833)		Farfetch, Ltd. - Class A	(36,917,493)

(18,100)		Fiverr International, Ltd.	(3,737,831)

(354,080)		Guess, Inc.	(8,221,738)

(48,983)	EUR	Just Eat Takeaway.com, NV*	(5,617,655)

(28,004)		MercadoLibre, Inc.	(49,833,398)

(1,842,500)		Norwegian Cruise Line Holdings, Ltd.	(41,732,625)

(282,636)	GBP	Ocado Group, PLC	(10,754,037)

(190,800)		Pinduoduo, Inc.	(31,617,468)

(112,500)		Quotient Technology, Inc.	(996,750)

(185,000)		Royal Caribbean Cruises, Ltd.	(12,025,000)

(130,355)		Stride, Inc.	(3,356,641)

(28,600)	JPY	Takashimaya Company, Ltd.	(270,860)

(900,310)		Tesla, Inc.	(714,422,994)

(1,979,728)		Under Armour, Inc. - Class C	(29,636,528)

(7,500)		Vail Resorts, Inc.	(1,994,700)

(539,827)		Wayfair, Inc. - Class A	(147,005,689)

			(1,308,586,114)

		Consumer Staples (-0.2%)

(170,108)		Energizer Holdings, Inc.	(7,457,535)

(33,800)	JPY	Ezaki Glico Company, Ltd.	(1,484,367)

(90,200)		Herbalife Nutrition, Ltd.	(4,596,592)

(47,000)	JPY	Nippon Flour Mills Company, Ltd.	(739,023)

(49,561)		Turning Point Brands, Inc.	(2,334,323)

(69,400)	JPY	Yaoko Company, Ltd.	(4,551,797)

			(21,163,637)

		Energy (-0.3%)

(370,400)		Renewable Energy Group, Inc.	(33,187,840)

(25,000)		SEACOR Holdings, Inc.	(1,043,500)

			(34,231,340)

		Financials (-0.8%)

(302,827)		Assurant, Inc.	(41,023,974)

(816,000)		Equitable Holdings, Inc.	(20,220,480)

(161,100)		Heritage Insurance Holdings, Inc.	(1,501,452)

(34,000)		Hope Bancorp, Inc.	(380,120)

(70,229)		LendingTree, Inc.	(22,860,944)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

(46,664)		Morgan Stanley	$(3,128,821)

(28,500)		Voya Financial, Inc.	(1,580,610)

			(90,696,401)

		Health Care (-3.5%)

(452,949)		Allscripts Healthcare Solutions, Inc.	(7,473,658)

(69,037)		AstraZeneca, PLC	(3,493,272)

(1,115,900)		Avantor, Inc.	(32,907,891)

(132,866)		Bridgebio Pharma, Inc.	(7,541,474)

(271,790)		Coherus Biosciences, Inc.	(5,109,652)

(84,000)		Collegium Pharmaceutical, Inc.	(2,027,760)

(86,500)		CONMED Corp.	(9,679,350)

(20,800)		Danaher Corp.	(4,947,072)

(86,900)		DexCom, Inc.	(32,574,465)

(60,000)		Evolent Health, Inc. - Class A	(1,024,200)

(53,650)		Guardant Health, Inc.	(8,342,575)

(387,525)		Halozyme Therapeutics, Inc.	(18,442,315)

(19,659)		Illumina, Inc.	(8,383,384)

(86,500)		Innoviva, Inc.	(1,612,360)

(743,600)		Innoviva, Inc.	(8,930,636)

(146,331)		Insmed, Inc.	(5,500,582)

(26,500)		Intercept Pharmaceuticals, Inc.	(933,860)

(140,400)		Ionis Pharmaceuticals, Inc.	(8,433,828)

(1,005,487)		Ironwood Pharmaceuticals, Inc.	(10,276,077)

(68,000)		Jazz Pharmaceuticals, PLC	(10,574,000)

(15,000)		Ligand Pharmaceuticals, Inc.	(2,780,250)

(167,900)	JPY	Medipal Holdings Corp.	(3,431,896)

(14,300)		Mesa Laboratories, Inc.	(3,963,102)

(124,200)		Natera, Inc.	(13,244,688)

(5,000)		NeoGenomics, Inc.	(265,100)

(78,271)		Neurocrine Biosciences, Inc.	(8,590,242)

(104,800)		Novocure, Ltd.	(16,868,608)

(52,048)		NuVasive, Inc.	(2,797,060)

(100,000)		Omnicell, Inc.	(11,780,000)

(892,000)		OPKO Health, Inc.	(4,825,720)

(85,400)		Pacira BioSciences, Inc.	(5,643,232)

(92,000)		Revance Therapeutics, Inc.	(2,340,480)

(207,500)		Sarepta Therapeutics, Inc.	(18,550,500)

(142,000)	JPY	Ship Healthcare Holdings, Inc.	(8,188,267)

(36,000)		Supernus Pharmaceuticals, Inc.	(1,058,040)

(50,000)		Tabula Rasa HealthCare, Inc.	(2,839,500)

(375,283)		Teladoc Health, Inc.	(99,010,914)

(33,900)	JPY	Toho Holdings Company, Ltd.	(637,577)

(68,137)		Travere Therapeutics, Inc.	(1,720,459)

			(396,744,046)

		Industrials (-1.3%)

(535,000)	CAD	Air Canada	(8,375,914)

(504,000)		American Airlines Group, Inc.	(8,653,680)

(912,500)		Colfax Corp.	(33,872,000)

(284,232)		Fortive Corp.	(18,782,051)

(86,050)		FTI Consulting, Inc.	(9,462,918)

(316,100)		Lyft, Inc. - Class A	(14,053,806)

(43,600)	JPY	Maeda Kosen Company, Ltd.	(1,107,222)

(48,500)		Middleby Corp.	(6,582,420)

(465,100)	JPY	Nagoya Railroad Company, Ltd.	(11,811,218)

(267,300)	JPY	Senko Group Holdings Company, Ltd.	(2,477,906)

(124,900)		Southwest Airlines Company	(5,488,106)

(557,883)		Spirit Airlines, Inc.	(14,471,485)

(72,500)		Stanley Black & Decker, Inc.	(12,578,025)

(18,500)		Sunrun, Inc.	(1,281,495)

(1,976)		Teledyne Technologies, Inc.	(705,452)

			(149,703,698)

NUMBER OF SHARES			VALUE

		Information Technology (-16.1%)

(34,000)		21Vianet Group, Inc.	$(1,282,820)

(159,250)		2U, Inc.	(6,513,325)

(231,000)		8x8, Inc.	(8,142,750)

(113,655)		Advanced Micro Devices, Inc.	(9,733,414)

(293,200)		Akamai Technologies, Inc.	(32,553,996)

(157,500)		Altair Engineering, Inc. - Class A	(8,808,975)

(48,835)		Alteryx, Inc. - Class A	(6,155,652)

(9,450)		Analog Devices, Inc.	(1,392,269)

(655,350)		Atlassian Corp., PLC - Class A	(151,471,046)

(90,000)		Avaya Holdings Corp.	(2,001,600)

(50,000)		Bentley Systems, Inc.	(1,964,500)

(61,500)		Bill.com Holdings, Inc.	(7,495,620)

(288,741)		Blackline, Inc.	(37,426,608)

(63,200)		Box, Inc.	(1,095,888)

(249,600)		Cloudflare, Inc. - Class A	(19,134,336)

(176,760)		Coupa Software, Inc.	(54,772,621)

(203,000)		Cree, Inc.	(20,519,240)

(65,000)		CSG Systems International, Inc.	(2,800,850)

(45,000)		CyberArk Software, Ltd.	(7,211,250)

(84,100)		Datadog, Inc. - Class A	(8,641,275)

(127,900)	JPY	Digital Garage, Inc.	(4,377,503)

(51,000)		Envestnet, Inc.	(3,913,230)

(306,500)		FireEye, Inc.	(6,436,500)

(157,050)		GDS Holdings, Ltd.	(16,264,098)

(109,833)		Guidewire Software, Inc.	(12,602,238)

(35,000)		i3 Verticals, Inc. - Class A	(1,015,700)

(288,500)		II-VI, Inc.	(24,254,195)

(1,085,447)		Infinera Corp.	(10,691,653)

(33,838)		Inphi Corp.	(5,705,425)

(84,100)		Insight Enterprises, Inc.	(6,400,010)

(355,000)		j2 Global, Inc.	(36,437,200)

(246,900)		LivePerson, Inc.	(15,643,584)

(138,100)		Lumentum Holdings, Inc.	(12,953,780)

(80,515)		Marvell Technology Group, Ltd.	(4,143,302)

(180,000)		Medallia, Inc.	(7,470,000)

(1,749,415)		Micron Technology, Inc.	(136,926,712)

(21,329)		MicroStrategy Inc- Class A	(13,166,605)

(176,150)		MongoDB, Inc.	(65,106,802)

(59,000)		New Relic, Inc.	(4,435,620)

(237,100)		Nice, Ltd.	(61,949,488)

(50,350)		Nova Measuring Instruments, Ltd.	(3,505,871)

(1,310,086)		Nuance Communications, Inc.	(59,661,316)

(59,500)		Nutanix, Inc. - Class A	(1,815,940)

(135,962)		Okta, Inc.	(35,215,518)

(650,500)		ON Semiconductor Corp.	(22,435,745)

(50,100)		OSI Systems, Inc.	(4,510,002)

(167,491)		Palo Alto Networks, Inc.	(58,747,468)

(86,400)		PAR Technology Corp.	(5,379,264)

(87,400)		Pegasystems, Inc.	(11,139,130)

(27,792)		Proofpoint, Inc.	(3,587,391)

(46,500)		PROS Holdings, Inc.	(1,959,510)

(179,973)		Pure Storage, Inc. - Class A	(4,162,775)

(156,230)		Q2 Holdings, Inc.	(19,995,878)

(116,500)		Rapid7, Inc.	(10,114,530)

(428,729)		RealPage, Inc.	(37,115,070)

(59,000)		Repay Holdings Corp.	(1,306,850)

(368,800)		RingCentral, Inc. - Class A	(137,532,896)

(568,500)		SailPoint Technologies Holding, Inc.	(31,443,735)

(15,908)		Salesforce.com, Inc.	(3,588,208)

(4,600)		Shopify, Inc. - Class A	(5,053,514)

(80,600)		Silicon Laboratories, Inc.	(10,572,302)

(55,800)		SMART Global Holdings, Inc.	(2,072,970)

(335,500)		Splunk, Inc.	(55,367,565)

(586,600)		Square, Inc. - Class A	(126,682,136)

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

(231,000)	EUR	STMicroelectronics, NV	$(9,326,577)

(131,500)		Synaptics, Inc.	(13,047,430)

(72,500)		Talend, SA	(3,171,150)

(473,975)		Teradyne, Inc.	(53,786,683)

(351,980)		Twilio, Inc. - Class A	(126,512,171)

(362,400)		Viavi Solutions, Inc.	(5,599,080)

(131,000)		Vishay Intertechnology, Inc.	(2,823,050)

(32,400)		Wix.com, Ltd.	(8,004,420)

(232,214)		Workday, Inc. - Class A	(52,835,651)

(128,800)		Workiva, Inc.	(12,554,136)

(263,950)		Zendesk, Inc.	(38,072,148)

(43,000)		Zscaler, Inc.	(8,587,100)

			(1,826,296,860)

		Materials (-0.4%)

(527,021)		Allegheny Technologies, Inc.	(8,964,627)

(71,000)		International Flavors & Fragrances, Inc.	(7,978,980)

(75,200)	JPY	Kansai Paint Company, Ltd.	(2,214,826)

(35,519)	CHF	Sika, AG	(9,665,794)

(39,168)	EUR	Symrise, AG	(4,881,568)

(637,100)	JPY	Teijin, Ltd.	(11,635,613)

			(45,341,408)

		Real Estate (-0.3%)

(85,560)	EUR	Deutsche Wohnen, SE	(4,244,623)

(75,300)	EUR	IMMOFINANZ, AG	(1,591,845)

(537,359)		Invitation Homes, Inc.	(15,841,343)

(267,100)		iStar, Inc.	(4,054,578)

(105,000)		Redfin Corp.	(7,477,050)

			(33,209,439)

		Utilities (-1.3%)

(223,600)		American Electric Power

		Company, Inc.	(18,091,476)

(575,000)		CenterPoint Energy, Inc.	(12,126,750)

(647,500)	JPY	Chugoku Electric Power

		Company, Inc.	(7,968,185)

(84,100)		DTE Energy Company	(9,984,352)

(330,733)		Essential Utilities, Inc.	(15,312,938)

(629,300)		NextEra Energy, Inc.	(50,891,491)

(950,000)		PG&E Corp.	(10,858,500)

(60,403)		Sempra Energy	(7,475,475)

(114,706)		South Jersey Industries, Inc.	(2,649,709)

(262,500)		Southern Company	(15,466,500)

			(150,825,376)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,635,966,304)	(4,811,669,012)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,635,966,304)			(4,811,669,012)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-2.4%) #

		Communication Services (0.0%)

		Snap, Inc.

1,000

5,294,000		Call, 03/19/21, Strike $55.00	(575,000)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1,000

5,294,000	Put, 03/19/21, Strike $55.00	$(772,500)

		(1,347,500)

	Consumer Discretionary (-0.1%)

	Carnival Corp.

7,500

14,002,500	Call, 01/21/22, Strike $10.00	(7,537,500)

2,500

4,667,500	Put, 01/21/22, Strike $10.00	(307,500)

		(7,845,000)

	Consumer Staples (0.0%)

575	Luckin Coffee, Inc.

625,025	Call, 01/21/22, Strike $45.00	(14,375)

	Industrials (-0.1%)

	Southwest Airlines Company

2,500

10,985,000	Call, 01/21/22, Strike $30.00	(4,068,750)

1,000

4,394,000	Put, 01/21/22, Strike $27.50 Spirit Airlines, Inc.	(141,500)

2,159

5,600,446	Call, 01/21/22, Strike $10.00	(3,637,915)

2,159

5,600,446	Put, 01/21/22, Strike $10.00	(171,641)

		(8,019,806)

	Information Technology (0.0%)

350	Fubotv, Inc.

1,394,750	Call, 08/20/21, Strike $60.00	(488,250)

	Other (-2.2%)

	S&P 500 Index

6,000

2,228,544,00

0	Call, 03/31/21, Strike $3,500.00	(181,140,000)

2,850

1,058,558,40

0	Put, 03/31/21, Strike $3,000.00	(9,077,250)

2,000

742,848,000	Call, 06/30/21, Strike $3,800.00	(35,940,000)

1,350

501,422,400	Call, 03/31/21, Strike $3,800.00	(13,506,750)

500

185,712,000	Call, 03/31/21, Strike $3,600.00	(11,392,500)

500

185,712,000	Call, 06/30/21, Strike $4,000.00	(4,260,000)

200

74,284,800	Call, 02/19/21, Strike $3,800.00	(794,000)

200

74,284,800	Call, 06/30/21, Strike $3,850.00	(3,052,000)

		(259,162,500)

	TOTAL WRITTEN OPTIONS (Premium $271,282,152)	(276,877,431)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	04/22/21	1,809,000	$2,479,664	$(8,823)
Northern Trust Company	British Pound Sterling	04/22/21	10,598,000	14,527,074	(78,174)
Northern Trust Company	Swiss Franc	04/22/21	13,086,000	14,724,830	15,640
State Street Bank and Trust	Japanese Yen	04/22/21	4,025,064,000	38,459,253	259,428
State Street Bank and Trust	European Monetary Unit	04/22/21	70,905,000	86,198,091	(66,618)

					$121,453

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $3,420,220,806.

@	In default status and considered non-income producing.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America N.A.	NeoGenomics, Inc.	Equity returns on 24,933 shares of NeoGenomics, Inc.	1 mo. LIBOR Flat	02/10/21	Monthly	$1,221,717	—	$(100,174)	$(100,174)
Goldman Sachs & Co.	NIO, Inc.	Equity returns on 1,232,800 shares of NIO, Inc.	OBFR less 1.500%	01/31/22	Monthly	60,086,672	—	(10,254,031)	(10,254,031)
JPMorgan Chase Bank N.A.	Bridgebio Pharma, Inc.	Equity returns on 39,800 shares of Bridgebio Pharma, Inc.	1 mo. LIBOR Flat	02/26/21	Monthly	2,618,442	—	359,430	359,430
JPMorgan Chase Bank N.A.	Marriott Vacations Worldwide Corp.	Equity returns on 21,000 shares of Marriott Vacations Worldwide Corp.	1 mo. LIBOR Flat	03/01/21	Monthly	2,565,150	—	(12,810)	(12,810)
Morgan Stanley & Co.	Box, Inc.	Equity returns on 53,300 shares of Box, Inc.	FED Effective Flat	02/23/21	Monthly	948,207	—	24,023	24,023

							$—	$(9,983,562)	$(9,983,562)

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BOND (1.8%)

	Consumer Discretionary (1.8%)

575,000	Tesla, Inc.^ 2.000%, 05/15/24 (Cost $6,157,485)	$7,342,836

NUMBER OF SHARES		VALUE

COMMON STOCKS (100.5%)

	Communication Services (11.0%)

8,998	Activision Blizzard, Inc.	818,818

3,902	Alphabet, Inc. - Class A#~	7,130,359

3,963	Alphabet, Inc. - Class C#~	7,275,038

96,608	AT&T, Inc.~	2,765,887

2,582	Charter Communications, Inc. - Class A#~	1,568,720

64,224	Comcast Corp. - Class A~	3,183,584

38,870	Facebook, Inc. - Class A#~	10,041,287

11,309	Fox Corp. - Class A	352,615

5,829	Netflix, Inc.#~	3,103,301

10,832	Twitter, Inc.#	547,341

58,378	Verizon Communications, Inc.~	3,196,195

25,620	Walt Disney Company#~	4,308,515

		44,291,660

	Consumer Discretionary (11.8%)

5,794	Amazon.com, Inc.#~	18,576,723

8,911	Aptiv, PLC	1,190,510

504	Booking Holdings, Inc.#~	979,942

9,294	Carnival Corp.	173,519

12,158	D.R. Horton, Inc.	933,734

3,913	Darden Restaurants, Inc.	457,391

3,535	Dollar General Corp.	687,946

13,656	eBay, Inc.	771,701

5,425	Expedia Group, Inc.	673,243

53,110	Ford Motor Company#	559,248

14,139	General Motors Company	716,565

16,289	Home Depot, Inc.~	4,411,387

8,248	Leggett & Platt, Inc.	338,168

13,780	Lowe’s Companies, Inc.~	2,299,193

13,259	McDonald’s Corp.~	2,755,751

23,131	MGM Resorts International	660,621

3,330	Mohawk Industries, Inc.#	478,188

17,620	NIKE, Inc. - Class B~	2,353,856

1,601	O’Reilly Automotive, Inc.#	681,177

3,246	PVH Corp.	276,754

6,745	Ross Stores, Inc.	750,651

9,950	Royal Caribbean Cruises, Ltd.	646,750

16,347	Starbucks Corp.~	1,582,553

10,401	Target Corp.~	1,884,349

21,070	TJX Companies, Inc.~	1,349,323

1,240	Ulta Beauty, Inc.#	346,902

7,306	VF Corp.	561,612

2,862	Wynn Resorts, Ltd.	284,855

		47,382,612

	Consumer Staples (6.4%)

25,980	Altria Group, Inc.~	1,067,259

11,453	Archer-Daniels-Midland Company	572,765

7,347	Church & Dwight Company, Inc.	620,307

55,934	Coca-Cola Company~	2,693,222

NUMBER OF SHARES		VALUE

11,066	Colgate-Palmolive Company	$863,148

3,546	Constellation Brands, Inc. - Class A	747,958

4,517	Costco Wholesale Corp.~	1,591,926

12,083	General Mills, Inc.	702,022

9,167	Kellogg Company	540,303

6,832	Kimberly-Clark Corp.	902,507

15,786	Kraft Heinz Company	528,989

15,902	Kroger Company	548,619

26,389	Mondelez International, Inc. -

	Class A~	1,463,006

6,900	Monster Beverage Corp.#	599,127

18,500	PepsiCo, Inc.~	2,526,545

14,824	Philip Morris International, Inc.~	1,180,732

33,063	Procter & Gamble Company~	4,239,007

9,456	Sysco Corp.	676,199

11,213	Walgreens Boots Alliance, Inc.~	563,453

22,472	Walmart, Inc.~	3,157,091

		25,784,185

	Energy (2.6%)

31,103	Chevron Corp.~	2,649,976

25,705	ConocoPhillips~	1,028,971

5,629	EOG Resources, Inc.	286,854

34,242	Exxon Mobil Corp.~	1,535,411

12,958	Hess Corp.	699,473

37,868	Kinder Morgan, Inc.	533,181

27,058	Marathon Petroleum Corp.~	1,167,823

11,244	Occidental Petroleum Corp.	225,555

7,590	ONEOK, Inc.	302,310

5,318	Phillips 66	360,560

6,828	Pioneer Natural Resources

	Company	825,505

16,019	Schlumberger, Ltd.	355,782

5,291	Valero Energy Corp.~	298,571

19,112	Williams Companies, Inc.	405,748

		10,675,720

	Financials (11.1%)

7,850	Aflac, Inc.	354,663

6,029	Allstate Corp.	646,188

8,683	American Express Company~	1,009,486

26,837	American International Group, Inc.~	1,004,777

3,693	Ameriprise Financial, Inc.	730,734

6,723	Arthur J. Gallagher & Company	775,901

5,545	Assurant, Inc.~	751,181

149,086	Bank of America Corp.~	4,420,400

13,681	Bank of New York Mellon Corp.	544,914

24,847	Berkshire Hathaway, Inc. - Class B#~	5,661,886

1,419	BlackRock, Inc.	995,088

19,050	Capital One Financial Corp.~	1,986,153

9,433	Cboe Global Markets, Inc.~	865,289

10,609	Charles Schwab Corp.	546,788

6,117	Chubb, Ltd.	891,063

32,513	Citigroup, Inc.~	1,885,429

2,954	CME Group, Inc.	536,860

6,029	Discover Financial Services	503,663

6,983	First Republic Bank	1,012,465

7,964	Goldman Sachs Group, Inc.~	2,159,598

49,005	JPMorgan Chase & Company~	6,305,473

3,670	M&T Bank Corp.	486,165

10,428	Marsh & McLennan Companies, Inc.~	1,146,141

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

11,370	MetLife, Inc.	$547,466

26,718	Morgan Stanley~	1,791,442

5,879	Northern Trust Corp.	524,348

4,403	Prudential Financial, Inc.	344,667

3,820	S&P Global, Inc.~	1,210,940

5,181	State Street Corp.	362,670

4,907	Travelers Companies, Inc.	668,824

9,318	Truist Financial Corp.	447,078

30,457	US Bancorp~	1,305,082

48,635	Wells Fargo & Company~	1,453,214

17,622	Zions Bancorporation, N.A.	777,835

		44,653,871

	Health Care (13.7%)

19,483	Abbott Laboratories~	2,407,904

24,200	AbbVie, Inc.~	2,480,016

16,227	Agilent Technologies, Inc.~	1,949,999

8,662	Alexion Pharmaceuticals, Inc.#~	1,328,144

5,479	Amgen, Inc.~	1,322,795

17,235	Baxter International, Inc.~	1,324,165

4,576	Becton Dickinson and Company~	1,197,951

2,849	Biogen, Inc.#~	805,156

17,979	Boston Scientific Corp.#	637,176

35,076	Bristol-Myers Squibb Company~	2,154,719

8,899	Centene Corp.#	536,610

3,780	Cigna Corp.	820,449

16,720	CVS Health Corp.~	1,197,988

6,683	Danaher Corp.~	1,589,485

8,083	Edwards Lifesciences Corp.#~	667,494

10,708	Eli Lilly & Company~	2,226,943

17,811	Gilead Sciences, Inc.~	1,168,402

3,729	HCA Healthcare, Inc.	605,888

4,403	Humana, Inc.~	1,686,833

2,053	Illumina, Inc.#	875,481

2,127	Intuitive Surgical, Inc.#~	1,590,230

35,972	Johnson & Johnson~	5,868,112

4,860	Laboratory Corp. of America Holdings#	1,112,503

3,433	McKesson Corp.	598,955

18,891	Medtronic, PLC	2,103,135

35,122	Merck & Company, Inc.~	2,706,852

78,228	Pfizer, Inc.~	2,808,385

4,261	Quest Diagnostics, Inc.	550,308

908	Regeneron Pharmaceuticals, Inc.#	457,487

3,327	Stryker Corp.	735,300

695	Teleflex, Inc.	262,453

4,118	Thermo Fisher Scientific, Inc.~	2,098,945

15,747	UnitedHealth Group, Inc.~	5,252,884

2,949	Vertex Pharmaceuticals, Inc.#~	675,557

9,705	Viatris, Inc.#	164,888

3,310	Zimmer Biomet Holdings, Inc.	508,648

4,502	Zoetis, Inc.	694,433

		55,172,673

	Industrials (8.0%)

7,568	3M Company~	1,329,395

3,968	Allegion, PLC	424,616

7,134	Boeing Company~	1,385,351

9,936	Carrier Global Corp.	382,536

11,278	Caterpillar, Inc.~	2,062,070

18,644	CSX Corp.~	1,598,816

3,802	Deere & Company~	1,098,018

16,895	Delta Air Lines, Inc.~	641,334

5,219	Eaton Corp., PLC	614,276

14,928	Emerson Electric Company~	1,184,537

NUMBER OF SHARES		VALUE

2,842	FedEx Corp.	$668,836

8,107	Fortune Brands Home & Security, Inc.	699,229

3,301	General Dynamics Corp.	484,191

112,549	General Electric Company~	1,202,023

11,992	Honeywell International, Inc.~	2,342,877

4,703	Illinois Tool Works, Inc.	913,370

12,133	Johnson Controls International, PLC	604,466

4,459	L3Harris Technologies, Inc.	764,763

2,649	Lockheed Martin Corp.~	852,501

11,099	Masco Corp.	602,787

3,016	Norfolk Southern Corp.	713,646

4,359	Northrop Grumman Corp.~	1,249,333

4,968	Otis Worldwide Corp.	321,181

7,764	PACCAR, Inc.	708,232

9,411	Pentair, PLC	512,523

18,273	Raytheon Technologies Corp.~	1,219,357

9,815	Southwest Airlines Company	431,271

5,452	Stanley Black & Decker, Inc.	945,868

10,685	Union Pacific Corp.~	2,109,967

6,434	United Airlines Holdings, Inc.#	257,296

8,900	United Parcel Service, Inc. - Class B~	1,379,500

4,466	Verisk Analytics, Inc.	819,511

1,942	Wabtec Corp.	144,116

8,548	Waste Management, Inc.~	951,563

6,143	Xylem, Inc.~	593,352

		32,212,708

	Information Technology (28.3%)

8,115	Accenture, PLC - Class A	1,963,181

6,390	Adobe, Inc.#~	2,931,540

32,802	Advanced Micro Devices, Inc.#~	2,809,163

5,802	Amphenol Corp. - Class A	724,554

200,526	Apple, Inc.~	26,461,411

31,809	Applied Materials, Inc.~	3,075,294

3,765	Autodesk, Inc.#	1,044,524

7,560	Automatic Data Processing, Inc.~	1,248,307

5,966	Broadcom, Inc.~	2,687,683

73,325	Cisco Systems, Inc.~	3,268,829

4,972	Citrix Systems, Inc.	662,817

9,061	Cognizant Technology Solutions Corp. - Class A	706,305

8,961	Fiserv, Inc.#~	920,205

7,485	FLIR Systems, Inc.	389,594

3,339	Gartner, Inc.#	507,228

4,963	Global Payments, Inc.	876,069

18,623	HP, Inc.	453,284

55,244	Intel Corp.~	3,066,594

9,112	International Business Machines Corp.~	1,085,330

3,816	Intuit, Inc.~	1,378,454

3,386	Jack Henry & Associates, Inc.	490,259

3,787	Lam Research Corp.~	1,832,719

11,963	MasterCard, Inc. - Class A~	3,783,777

24,290	Micron Technology, Inc.#~	1,901,178

103,902	Microsoft Corp.~	24,101,108

9,669	NVIDIA Corp.~	5,023,916

26,077	Oracle Corp.~	1,575,833

7,107	Paychex, Inc.	620,583

13,766	PayPal Holdings, Inc.#~	3,225,512

15,954	QUALCOMM, Inc.~	2,493,291

14,661	Salesforce.com, Inc.#~	3,306,935

4,844	TE Connectivity, Ltd.#	583,218

8,883	Texas Instruments, Inc.~	1,471,824

See accompanying Notes to Schedule of Investments

2

Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

26,925	Visa, Inc. - Class A~	$5,203,256

4,918	Western Digital Corp.	277,523

22,789	Western Union Company	507,511

9,847	Xilinx, Inc.~	1,285,723

		113,944,532

	Materials (2.6%)

4,385	Air Products & Chemicals, Inc.~	1,169,743

3,582	Avery Dennison Corp.	540,416

10,193	Ball Corp.	897,188

12,497	Corteva, Inc.	498,131

12,495	Dow, Inc.	648,491

12,492	DuPont de Nemours, Inc.	992,489

35,226	Freeport-McMoRan, Inc.#	947,932

9,798	Linde, PLC	2,404,429

11,379	Newmont Corp.	678,188

5,554	PPG Industries, Inc.	748,179

1,133	Sherwin-Williams Company	783,809

		10,308,995

	Real Estate (2.3%)

3,820	Alexandria Real Estate Equities, Inc.	638,360

4,800	American Tower Corp.	1,091,328

3,511	AvalonBay Communities, Inc.	574,645

4,764	Crown Castle International Corp.	758,715

3,799	Digital Realty Trust, Inc.	546,866

879	Equinix, Inc.	650,425

3,399	Federal Realty Investment Trust	297,616

4,570	Mid-America Apartment Communities, Inc.	606,668

6,582	Prologis, Inc.	679,262

2,515	Public Storage	572,464

8,741	Realty Income Corp.	516,244

7,124	Regency Centers Corp.	336,110

5,277	Simon Property Group, Inc.	490,392

11,062	UDR, Inc.	425,334

8,949	Welltower, Inc.	542,309

16,656	Weyerhaeuser Company	519,501

		9,246,239

	Utilities (2.7%)

27,257	AES Corp.	664,798

10,673	American Electric Power Company, Inc.~	863,552

9,929	CMS Energy Corp.	564,762

8,313	Consolidated Edison, Inc.	588,394

9,830	Dominion Energy, Inc.	716,509

13,593	Duke Energy Corp.~	1,277,742

6,015	Edison International	349,832

6,086	Entergy Corp.	580,178

8,383	Exelon Corp.	348,398

13,766	FirstEnergy Corp.	423,442

21,866	NextEra Energy, Inc.~	1,768,303

16,820	NiSource, Inc.	372,563

10,570	Public Service Enterprise Group,

	Inc.	596,465

15,092	Southern Company	889,221

12,114	Xcel Energy, Inc.	775,175

		10,779,334

	TOTAL COMMON STOCKS (Cost $316,133,429)	404,452,529

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (1.4%)

	Other (1.4%)

15,147	SPDR S&P 500 ETF Trust (Cost $5,697,889)	$5,605,450

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.9%) #

	Other (0.9%)

	S&P 500 Index

250

92,856,000	Call, 02/19/21, Strike $4,000.00	49,375

250

92,856,000	Put, 03/01/21, Strike $3,300.00	790,000

235

87,284,640	Put, 03/31/21, Strike $3,400.00	1,921,125

200

74,284,800	Call, 03/01/21, Strike $4,000.00	95,000

175

64,999,200	Call, 03/31/21, Strike $4,000.00	412,125

150

55,713,600	Put, 02/19/21, Strike $3,000.00	111,000

100

37,142,400	Put, 02/19/21, Strike $3,400.00	303,500

	TOTAL PURCHASED OPTIONS (Cost $3,308,651)	3,682,125

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.7%)

1,256,901	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	1,257,529

1,257,460	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	1,257,460

	TOTAL SHORT TERM INVESTMENTS (Cost $2,514,989)	2,514,989

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)

7,901,937	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $7,901,937)	7,901,937

TOTAL INVESTMENTS (107.3%) (Cost $341,714,380)		431,499,866

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(7,901,937)

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

		VALUE

LIABILITIES, LESS OTHER ASSETS (-5.3%)		$(21,140,175)

NET ASSETS (100.0%)		$402,457,754

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-5.1%) #

	Other (-5.1%)

	S&P 500 Index

375
139,284,000	Call, 03/31/21, Strike $3,500.00	(11,321,250)
375
139,284,000	Call, 06/30/21, Strike $3,800.00	(6,738,750)
235
87,284,640	Put, 03/31/21, Strike $3,000.00	(748,475)
100
37,142,400	Call, 03/31/21, Strike $3,800.00	(1,000,500)
20
7,428,480	Call, 02/19/21, Strike $3,800.00	(79,400)
20
7,428,480	Call, 03/31/21, Strike $3,600.00	(455,700)
20
7,428,480	Call, 06/30/21, Strike $3,850.00	(305,200)

	TOTAL WRITTEN OPTIONS (Premium $20,369,045)	(20,649,275)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $155,768,047.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.8%)

		Communication Services (8.8%)

10,000		Alphabet, Inc. - Class A#~	$18,273,600

82,000		Facebook, Inc. - Class A#~	21,183,060

			39,456,660

		Consumer Discretionary (7.2%)

126,500		Caesars Entertainment, Inc.#	8,904,335

385,000		Las Vegas Sands Corp.~	18,514,650

72,200		Royal Caribbean Cruises, Ltd.	4,693,000

			32,111,985

		Consumer Staples (4.4%)

218,000		Coca-Cola Company~	10,496,700

130,000		Sysco Corp.	9,296,300

			19,793,000

		Financials (15.9%)

321,500		Bank of America Corp.~	9,532,475

15,800		Goldman Sachs Group, Inc.	4,284,486

77,400		JPMorgan Chase & Company~	9,959,058

224,000		Morgan Stanley~	15,019,200

9,068,000	GBP	Natwest Group, PLC#	18,205,527

34,400		PNC Financial Services Group, Inc.	4,937,088

99,500		Truist Financial Corp.	4,774,010

138,500		Wells Fargo & Company	4,138,380

			70,850,224

		Health Care (8.9%)

150,000		Baxter International, Inc.~	11,524,500

423,600		Boston Scientific Corp.#~	15,012,384

39,100		UnitedHealth Group, Inc.~	13,042,978

			39,579,862

		Industrials (36.7%)

254,000		AerCap Holdings, NV#	9,712,960

495,000		Air Lease Corp. - Class A~	19,616,850

338,000		Delta Air Lines, Inc.~	12,830,480

45,000		Honeywell International, Inc.~	8,791,650

65,800		Kansas City Southern~	13,335,686

106,500		L3Harris Technologies, Inc.~	18,265,815

327,000		Raytheon Technologies Corp.~	21,820,710

154,500		Republic Services, Inc. - Class A~	13,985,340

349,000		Southwest Airlines Company~	15,335,060

148,800		TransUnion	12,951,552

63,700		Union Pacific Corp.~	12,578,839

40,500		Waste Management, Inc.	4,508,460

			163,733,402

		Information Technology (14.8%)

119,500		Fidelity National Information

		Services, Inc.~	14,753,470

44,500		FleetCor Technologies, Inc.#	10,802,375

76,300		Global Payments, Inc.	13,468,476

58,000		Salesforce.com, Inc.#	13,082,480

71,000		Visa, Inc. - Class A~	13,720,750

			65,827,551

		Materials (1.1%)

19,300		Linde, PLC	4,736,220

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $398,781,816)	$436,088,904

EXCHANGE-TRADED FUND (4.9%)

	Other (4.9%)

562,000	Energy Select Sector SPDR Fund (Cost $23,042,006)	22,097,840

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (3.4%) #
	Communication Services (0.4%)

140	Alphabet, Inc.

25,583,040	Call, 02/19/21, Strike $1,750.00	1,642,200

	Consumer Discretionary (0.0%)

450	Peloton Interactive, Inc.

6,575,850	Call, 02/05/21, Strike $160.00	169,875

722	Royal Caribbean Cruises, Ltd.

4,693,000	Call, 02/05/21, Strike $80.00	18,050

		187,925

	Consumer Staples (0.0%)

230	Clorox Company

4,817,580	Put, 02/05/21, Strike $190.00	20,700

	Energy (0.5%)

11,000	Energy Select Sector SPDR Fund

43,252,000	Call, 03/19/21, Strike $41.00	1,996,500

	Financials (0.4%)

	Lemonade, Inc.

725

10,530,625	Put, 02/19/21, Strike $140.00	971,500

725

10,530,625	Call, 02/19/21, Strike $160.00	706,875

		1,678,375

	Industrials (0.1%)

970	Plug Power, Inc.

6,127,490	Call, 02/19/21, Strike $80.00	283,725

637	Union Pacific Corp.

12,578,839	Call, 02/19/21, Strike $212.50	64,337

		348,062

	Information Technology (0.2%)

710	Fidelity National Information

8,765,660	Services, Inc.

	Call, 02/19/21, Strike $135.00	69,225

480	Paycom Software, Inc.

18,227,520	Call, 03/19/21, Strike $400.00	1,020,000

		1,089,225

	Other (1.8%)

4,500	iShares Russell 2000 ETF

92,502,000	Put, 02/19/21, Strike $202.00	2,625,750

	SPDR S&P 500 ETF Trust

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

2,525

93,442,675	Put, 02/19/21, Strike $380.00	$3,487,025

1,875

69,388,125	Put, 01/29/21, Strike $380.00	1,933,125

		8,045,900

	TOTAL PURCHASED OPTIONS (Cost $13,014,432)	15,008,887

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.0%)

222	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	223

52	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	52

	TOTAL SHORT TERM INVESTMENTS (Cost $275)	275

TOTAL INVESTMENTS (106.1%) (Cost $434,838,529)		473,195,906

LIABILITIES, LESS OTHER ASSETS (-6.1%)		(27,245,520)

NET ASSETS (100.0%)		$445,950,386

COMMON STOCKS SOLD SHORT (-6.7%) #

	Consumer Discretionary (-3.8%)

(11,700)	Domino’s Pizza, Inc.	(4,337,892)

(16,200)	Tesla, Inc.	(12,855,186)

		(17,193,078)

	Financials (-2.4%)

(72,500)	Lemonade, Inc.	(10,530,625)

	Industrials (-0.5%)

(37,000)	Plug Power, Inc.	(2,337,290)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $22,035,538)	(30,060,993)

EXCHANGE-TRADED FUNDS SOLD SHORT (-38.6%) #

	Other (-38.6%)

(360,000)	Consumer Staples Select Sector SPDR Fund	(23,072,400)

(402,300)	SPDR S&P 500 ETF Trust	(148,879,161)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $168,907,058)	(171,951,561)

TOTAL SECURITIES SOLD SHORT (Proceeds $190,942,596)		(202,012,554)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-3.1%) #

	Communication Services (-0.2%)

140	Alphabet, Inc.

25,583,040	Call, 02/19/21, Strike $1,900.00	$(578,900)

820	Facebook, Inc.

21,183,060	Put, 02/19/21, Strike $230.00	(159,900)

		(738,800)

	Consumer Discretionary (-0.2%)

1,845	Las Vegas Sands Corp.

8,872,605	Put, 01/29/21, Strike $52.00	(705,713)

	Peloton Interactive, Inc.

450

6,575,850	Call, 02/05/21, Strike $175.00	(66,600)

450

6,575,850	Call, 02/19/21, Strike $180.00	(133,650)

	Royal Caribbean Cruises, Ltd.

722

4,693,000	Call, 02/05/21, Strike $85.00	(12,996)

722

4,693,000	Call, 02/19/21, Strike $90.00	(32,851)

162	Tesla, Inc.

12,855,186	Put, 02/19/21, Strike $455.00	(36,288)

		(988,098)

	Consumer Staples (-0.1%)

	Clorox Company

450

9,425,700	Call, 02/19/21, Strike $210.00	(346,500)

230

4,817,580	Put, 02/05/21, Strike $182.50	(4,600)

		(351,100)

	Energy (-0.7%)

1,500	Chevron Corp.

12,780,000	Put, 03/19/21, Strike $90.00	(1,275,000)

	Energy Select Sector SPDR Fund

11,000

43,252,000	Call, 03/19/21, Strike $46.00	(577,500)

11,000

43,252,000	Put, 03/19/21, Strike $36.00	(1,358,500)

		(3,211,000)

	Financials (-0.4%)

1,875	Charles Schwab Corp.

9,663,750	Put, 02/19/21, Strike $48.00 Lemonade, Inc.	(168,750)

725

10,530,625	Put, 02/19/21, Strike $120.00	(406,000)

725

10,530,625	Call, 03/19/21, Strike $220.00	(435,000)

725

10,530,625	Put, 03/19/21, Strike $110.00	(677,875)

		(1,687,625)

	Health Care (0.0%)

105	Vertex Pharmaceuticals, Inc.

2,405,340	Put, 02/19/21, Strike $230.00	(95,025)

	Industrials (-0.2%)

970	Plug Power, Inc.

6,127,490	Call, 03/19/21, Strike $100.00	(395,275)

See accompanying Notes to Schedule of Investments

2

Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

637	Union Pacific Corp.

12,578,839	Put, 02/19/21, Strike $200.00	$(452,270)

		(847,545)

	Information Technology (-0.2%)

650	Microsoft Corp.

15,077,400	Put, 02/19/21, Strike $215.00	(154,050)

480	Paycom Software, Inc.

18,227,520	Call, 05/21/21, Strike $480.00	(600,000)

580	Salesforce.com, Inc.

13,082,480	Call, 02/19/21, Strike $250.00	(80,910)

		(834,960)

	Other (-1.1%)

4,500	iShares Russell 2000 ETF

92,502,000	Put, 02/05/21, Strike $205.00	(2,025,000)

	SPDR S&P 500 ETF Trust

2,560

94,737,920	Put, 02/19/21, Strike $340.00	(785,920)

2,525

93,442,675	Put, 03/31/21, Strike $340.00	(2,117,213)

955

35,341,685	Put, 01/29/21, Strike $370.00	(35,812)

		(4,963,945)

	TOTAL WRITTEN OPTIONS (Premium $11,797,034)	(13,718,098)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $173,945,155.

***	The rate disclosed is the 7 day net yield as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (82.6%)

	Communication Services (6.8%)

	Liberty Media Corp.

12,500,000	0.500%, 12/01/50*	$12,904,125

10,750,000	1.375%, 10/15/23	13,208,740

7,200,000	2.250%, 09/30/46	3,409,848

8,000,000	Liberty Media Corp. / Liberty Formula One~ 1.000%, 01/30/23	9,852,160

7,750,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	14,072,605

6,000,000	Sea, Ltd.* 2.375%, 12/01/25	14,888,880

	Snap, Inc.

4,250,000	0.750%, 08/01/26	10,189,120

3,273,000	0.250%, 05/01/25*	8,109,872

7,600,000	Zynga, Inc. 0.250%, 06/01/24	10,251,412

		96,886,762

	Consumer Discretionary (20.6%)

15,419,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	20,865,299

6,750,000	Burlington Stores, Inc.* 2.250%, 04/15/25	9,086,040

3,435,000	Carnival Corp.* 5.750%, 04/01/23	7,236,274

1,100,000	Chegg, Inc.* 0.000%, 09/01/26	12,755,160

3,250,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	6,663,833

16,750,000	Etsy, Inc.*^ 0.125%, 09/01/27	22,275,490

10,750,000	Fiverr International, Ltd.* 0.000%, 11/01/25	13,554,245

1,435,000	Guess, Inc. 2.000%, 04/15/24	1,636,962

16,750,000	Liberty Broadband Corp.* 2.750%, 09/30/50	17,297,557

14,750,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	14,868,000

	NCL Corp., Ltd.*

5,285,000	5.375%, 08/01/25	8,194,287

3,750,000	6.000%, 05/15/24	7,246,087

	RH

3,750,000	0.000%, 09/15/24*	8,610,375

3,250,000	0.000%, 06/15/23	8,056,750

20,500,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	24,862,400

4,500,000	Tesla, Inc. 2.000%, 05/15/24	57,465,675

4,000,000	Under Armour, Inc.* 1.500%, 06/01/24	6,612,640

20,750,000	Vail Resorts, Inc.* 0.000%, 01/01/26	20,925,130

16,250,000	Wayfair, Inc.* 0.625%, 10/01/25	16,588,325

8,000,000	Winnebago Industries, Inc. 1.500%, 04/01/25	10,471,200

		295,271,729

PRINCIPAL AMOUNT		VALUE

	Energy (1.9%)

2,200,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	$2,076,536

12,250,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	13,773,778

7,750,000	Pioneer Natural Resources Company*~ 0.250%, 05/15/25	10,730,960

		26,581,274

	Health Care (13.7%)

7,750,000	BioMarin Pharmaceutical, Inc.*^ 1.250%, 05/15/27	8,136,493

7,500,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	7,253,250

4,630,000	CONMED Corp.^ 2.625%, 02/01/24	6,506,076

20,500,000	DexCom, Inc.* 0.250%, 11/15/25	20,926,400

2,772,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	5,086,149

8,750,000	Exact Sciences Corp. 0.375%, 03/15/27	12,530,175

12,500,000	Guardant Health, Inc.* 0.000%, 11/15/27	16,711,000

16,975,000	Insulet Corp. 0.375%, 09/01/26	23,474,218

10,000,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	13,051,500

14,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	15,131,340

2,740,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	4,098,985

5,600,000	NuVasive, Inc.* 0.375%, 03/15/25	5,442,024

11,250,000	Omnicell, Inc.* 0.250%, 09/15/25	15,049,800

10,000,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	11,982,100

6,805,000	Repligen Corp. 0.375%, 07/15/24	12,383,467

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,947,600

10,000,000	Teladoc Health, Inc.*^ 1.250%, 06/01/27	14,296,700

3,734,000	Tricida, Inc.* 3.500%, 05/15/27	1,827,270

		196,834,547

	Industrials (6.0%)

8,250,000	Air Canada*~ 4.000%, 07/01/25	11,246,895

7,000,000	Air Transport Services Group, Inc.~ 1.125%, 10/15/24	7,423,430

5,500,000	Middleby Corp.* 1.000%, 09/01/25	6,921,860

16,880,000	Southwest Airlines Company~ 1.250%, 05/01/25	23,733,955

7,500,000	Sunrun, Inc.* 0.000%, 02/01/26	7,643,100

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

27,500,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	$28,821,100

		85,790,340

	Information Technology (32.0%)

1,125,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	12,085,976

9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	12,244,645

14,750,000	Bentley Systems, Inc.* 0.125%, 01/15/26	14,859,003

7,125,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	7,745,944

4,000,000	Cloudflare, Inc.* 0.750%, 05/15/25	8,609,920

19,000,000	Coupa Software, Inc.* 0.375%, 06/15/26	24,482,260

8,500,000	Datadog, Inc.* 0.125%, 06/15/25	11,425,360

	Envestnet, Inc.

3,250,000	1.750%, 06/01/23	4,140,045

2,495,000	0.750%, 08/15/25*	2,573,742

2,750,000	Everbridge, Inc. 0.125%, 12/15/24	3,754,988

4,000,000	Five9, Inc.* 0.500%, 06/01/25	5,638,560

6,250,000	II-VI, Inc.~ 0.250%, 09/01/22	11,540,813

14,500,000	Inphi Corp.* 0.750%, 04/15/25	21,095,760

6,500,000	LivePerson, Inc.* 0.000%, 12/15/26	7,226,570

7,750,000	Lumentum Holdings, Inc. 0.500%, 12/15/26	9,547,225

28,525,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	32,317,969

7,500,000	MongoDB, Inc. 0.250%, 01/15/26	13,900,350

5,500,000	Nice, Ltd.*^ 0.000%, 09/15/25	6,251,795

7,575,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	8,562,704

	Okta, Inc.

8,000,000	0.125%, 09/01/25	12,156,000

4,750,000	0.375%, 06/15/26*	6,211,195

4,250,000	ON Semiconductor Corp. 1.625%, 10/15/23	7,526,240

9,500,000	Palo Alto Networks, Inc.~ 0.750%, 07/01/23	13,489,715

7,500,000	Proofpoint, Inc. 0.250%, 08/15/24	8,230,125

3,500,000	Q2 Holdings, Inc. 0.750%, 06/01/26	5,421,465

14,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	14,502,755

23,750,000	RingCentral, Inc.* 0.000%, 03/01/25	29,828,337

18,750,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	21,462,187

2,398,000	Shopify, Inc.^ 0.125%, 11/01/25	2,842,445

10,750,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	13,927,378

20,000,000	Splunk, Inc.* 1.125%, 06/15/27	21,070,400

PRINCIPAL AMOUNT		VALUE

	Square, Inc.*^

12,500,000	0.250%, 11/01/27	$14,099,375

12,500,000	0.000%, 05/01/26	14,054,750

1,500,000	Twilio, Inc. 0.250%, 06/01/23	7,599,660

3,250,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	4,278,268

5,500,000	Wix.com, Ltd.* 0.000%, 08/15/25	5,609,395

7,000,000	Workday, Inc. 0.250%, 10/01/22	11,226,600

9,250,000	Zendesk, Inc.* 0.625%, 06/15/25	13,724,225

8,653,000	Zscaler, Inc.* 0.125%, 07/01/25	12,935,456

		458,199,600

	Real Estate (1.6%)

6,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	7,964,580

12,000,000	Redfin Corp.* 0.000%, 10/15/25	14,792,520

		22,757,100

	TOTAL CONVERTIBLE BONDS (Cost $923,391,342)	1,182,321,352

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.0%)

	Communication Services (0.8%)

9,250	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	10,694,970

	Consumer Discretionary (1.0%)

92,520	Aptiv, PLC 5.500%, 06/15/23	14,382,234

	Consumer Staples (0.3%)

39,465	Energizer Holdings, Inc. 7.500%, 01/15/22	3,628,807

	Financials (2.9%)

30,400	Assurant, Inc. 6.500%, 03/15/21	3,900,624

10,300	Bank of America Corp.~‡‡ 7.250%	15,066,634

107,870	KKR & Company, Inc.^ 6.000%, 09/15/23	6,274,798

11,405	Wells Fargo & Company~‡‡ 7.500%	16,468,820

		41,710,876

	Health Care (3.0%)

157,130	Avantor, Inc. 6.250%, 05/15/22	14,551,809

80,360	Boston Scientific Corp.^ 5.500%, 06/01/23	8,780,134

12,375	Danaher Corp. 4.750%, 04/15/22	20,051,212

		43,383,155

See accompanying Notes to Schedule of Investments

2

Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (1.4%)

11,795	Fortive Corp. 5.000%, 07/01/21	$11,326,738

80,180	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	8,737,215

		20,063,953

	Information Technology (1.7%)

16,605	Broadcom, Inc. 8.000%, 09/30/22	24,388,594

	Utilities (2.9%)

152,490	Dominion Energy, Inc. 7.250%, 06/01/22	15,050,763

73,315	DTE Energy Company 6.250%, 11/01/22	3,400,350

	NextEra Energy, Inc.

174,515	6.219%, 09/01/23	9,287,688

149,730	4.872%, 09/01/22	9,157,487

86,590	5.279%, 03/01/23	4,627,369

		41,523,657

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $171,869,265)	199,776,246

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.7%) #

	Consumer Discretionary (0.4%)

745	Alibaba Group Holding, Ltd.

18,910,335	Call, 03/19/21, Strike $270.00	$758,038

500	Tesla, Inc.

39,676,500	Put, 03/19/21, Strike $800.00	4,387,500

		5,145,538

	Financials (0.1%)

3,910	Bank of America Corp.

11,593,150	Call, 01/21/22, Strike $35.00	791,775

5,835	Wells Fargo & Company

17,434,980	Call, 04/16/21, Strike $30.00	1,307,040

		2,098,815

	Information Technology (0.2%)

2,595	Micron Technology, Inc.

20,311,065	Call, 06/18/21, Strike $75.00	2,880,450

	TOTAL PURCHASED OPTIONS (Cost $10,289,456)	10,124,803

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.8%)

13,177,843	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	13,184,431

NUMBER OF SHARES		VALUE

13,182,272	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	$13,182,272

	TOTAL SHORT TERM INVESTMENTS (Cost $26,366,703)	26,366,703

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.6%)

40,544,666	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***† (Cost $40,544,666)	40,544,666

54,012,661	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $54,012,661)	54,012,661

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $94,557,327)	94,557,327

TOTAL INVESTMENTS (105.7%) (Cost $1,226,474,093)		1,513,146,431

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.6%)		(94,557,327)

OTHER ASSETS, LESS LIABILITIES (0.9%)		12,377,933

NET ASSETS (100.0%)		$1,430,967,037

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/22/21	1,556,000	1,217,010	$1,567

					$1,567

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Canadian Dollar	04/22/21	13,188,000	10,314,860	$72,312

					$72,312

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $48,542,749.
^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (86.4%)

		Communication Services (11.1%)

1,363,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	$1,649,434

600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	1,192,757

		CyberAgent, Inc.

50,000,000	JPY	0.000%, 02/17/23	566,514

50,000,000	JPY	0.000%, 02/19/25 iQIYI, Inc.	596,859

1,205,000		4.000%, 12/15/26	1,396,499

760,000		2.000%, 04/01/25	724,424

1,000,000		Kakao Corp. 0.000%, 04/28/23	1,192,410

150,000,000	JPY	Konami Holdings Corp. 0.000%, 12/22/22	2,143,806

710,000		Liberty Media Corp. 1.375%, 10/15/23	872,391

665,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	688,694

660,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	812,803

670,000		Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	1,216,599

750,000		Momo, Inc. 1.250%, 07/01/25	636,442

1,174,000		Sea, Ltd.* 2.375%, 12/01/25	2,913,258

2,586,000		Snap, Inc. 0.750%, 08/01/26	6,199,780

2,090,000		Twitter, Inc.^ 0.250%, 06/15/24	2,476,880

1,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	1,084,290

1,442,000		Zynga, Inc. 0.250%, 06/01/24	1,945,071

			28,308,911

		Consumer Discretionary (15.0%)

613,000		Baozun, Inc. 1.625%, 05/01/24	639,457

1,957,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	2,648,252

1,705,000		Carnival Corp.* 5.750%, 04/01/23	3,591,804

5,000,000	HKD	China Yuhua Education Corp., Ltd. 0.900%, 12/27/24	741,263

600,000		Cie Generale des Etablissements Michelin, SCA 0.000%, 01/10/22	609,534

900,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	1,533,015

958,000		Etsy, Inc.*^ 0.125%, 09/01/27	1,274,025

521,000		Fiverr International, Ltd.* 0.000%, 11/01/25	656,908

600,000	EUR	HelloFresh, SE 0.750%, 05/13/25	1,150,554

PRINCIPAL AMOUNT			VALUE

969,000		Liberty Broadband Corp.* 2.750%, 09/30/50	$1,000,677

1,303,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	1,313,424

1,822,000		NCL Corp., Ltd.* 5.375%, 08/01/25	2,824,975

900,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	1,567,488

2,243,000		Pinduoduo, Inc. 0.000%, 12/01/25	2,704,295

400,000		RH 0.000%, 06/15/23	991,600

3,427,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	4,156,266

416,000	EUR	SEB, SA 0.000%, 11/17/21	923,932

800,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	1,132,135

980,000		Stride, Inc.* 1.125%, 09/01/27	867,427

116,000		Tesla, Inc. 2.000%, 05/15/24	1,481,337

1,452,000		Under Armour, Inc.* 1.500%, 06/01/24	2,400,388

1,863,000		Wayfair, Inc.* 0.625%, 10/01/25	1,901,788

1,500,000	EUR	Zalando, SE 0.050%, 08/06/25	2,408,143

			38,518,687

		Consumer Staples (2.5%)

3,800,000		Carrefour, SA 0.000%, 03/27/24	3,779,100

1,100,000		Luckin Coffee, Inc.* 0.750%, 01/15/25	882,750

100,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	976,133

729,000		Turning Point Brands, Inc. 2.500%, 07/15/24	841,040

			6,479,023

		Energy (2.5%)

1,088,000		Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	1,223,336

390,000		Nabors Industries, Inc. 0.750%, 01/15/24	244,195

2,141,000		Pioneer Natural Resources Company*^ 0.250%, 05/15/25	2,964,514

2,000,000		TOTAL, SE 0.500%, 12/02/22	2,040,720

			6,472,765

		Financials (4.2%)

5,000,000	HKD	Best Path Global, Ltd. 0.000%, 05/18/21	1,032,270

2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	2,625,559

1,670,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	1,756,189

1,200,000		JPMorgan Chase Bank, N.A. 0.000%, 08/07/22	1,861,056

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

900,000	EUR	LEG Immobilien, AG^ 0.875%, 09/01/25	$1,317,908

1,700,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	2,097,239

			10,690,221

		Health Care (9.3%)

1,312,000		Bridgebio Pharma, Inc.* 2.250%, 02/01/29	1,268,835

650,000		Coherus Biosciences, Inc.* 1.500%, 04/15/26	795,763

1,140,000		DexCom, Inc.* 0.250%, 11/15/25	1,163,712

600,000	EUR	GN Store Nord, A/S 0.000%, 05/21/24	843,779

1,113,000		Guardant Health, Inc.* 0.000%, 11/15/27	1,487,947

702,000		Innoviva, Inc. 2.500%, 08/15/25	747,567

970,000		Insulet Corp. 0.375%, 09/01/26	1,341,384

1,295,000		Jazz Investments I, Ltd.* 2.000%, 06/15/26	1,690,169

120,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	—

1,241,000		NeoGenomics, Inc. 0.250%, 01/15/28	1,341,285

926,000		Novocure, Ltd.* 0.000%, 11/01/25	1,148,397

		NuVasive, Inc.

765,000		2.250%, 03/15/21	762,499

710,000		0.375%, 03/15/25*	689,971

2,005,000		Omnicell, Inc.* 0.250%, 09/15/25	2,682,209

		Pacira BioSciences, Inc.

1,045,000		0.750%, 08/01/25*	1,252,130

113,000		2.375%, 04/01/22	134,010

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,514,786

630,000		Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	690,146

1,085,000		Teladoc Health, Inc.* 1.250%, 06/01/27	1,551,192

1,200,000		WuXi AppTec Company, Ltd. 0.000%, 09/17/24	2,813,460

			23,919,241

		Industrials (8.1%)

2,968,000		Air Canada* 4.000%, 07/01/25	4,046,155

900,000	EUR	Duerr, AG 0.750%, 01/15/26	1,320,594

15,000,000	HKD	Harvest International Company 0.000%, 11/21/22	3,293,045

60,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	572,608

952,000		Middleby Corp.* 1.000%, 09/01/25	1,198,111

2,618,000		Southwest Airlines Company 1.250%, 05/01/25	3,681,013

2,624,000		Sunrun, Inc.* 0.000%, 02/01/26	2,674,066

2,378,000		Uber Technologies, Inc.* 0.000%, 12/15/25	2,492,239

PRINCIPAL AMOUNT			VALUE

1,400,000		Vinci, SA 0.375%, 02/16/22	$1,540,630

			20,818,461

		Information Technology (27.7%)

1,307,000		21Vianet Group, Inc.* 0.000%, 02/01/26	1,341,701

1,691,000		8x8, Inc. 0.500%, 02/01/24	2,535,401

1,310,000		Akamai Technologies, Inc. 0.125%, 05/01/25	1,688,472

		Alteryx, Inc.

664,000		0.500%, 08/01/24	707,047

655,000		1.000%, 08/01/26	705,108

1,247,000		Bill.com Holdings, Inc.* 0.000%, 12/01/25	1,355,676

714,000		Cloudflare, Inc.* 0.750%, 05/15/25	1,536,871

2,690,000		Coupa Software, Inc.* 0.375%, 06/15/26	3,466,173

1,573,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,924,424

60,000,000	JPY	Dainippon Screen Manufacturing Company 0.000%, 06/11/25	607,429

746,000		Datadog, Inc.* 0.125%, 06/15/25	1,002,743

673,000		Everbridge, Inc. 0.125%, 12/15/24	918,948

330,000		FireEye, Inc. 1.625%, 06/01/35	326,796

1,126,000		Five9, Inc.* 0.500%, 06/01/25	1,587,255

455,000		II-VI, Inc. 0.250%, 09/01/22	840,171

653,000		Inphi Corp.* 0.750%, 04/15/25	950,037

1,163,000		LivePerson, Inc.* 0.000%, 12/15/26	1,293,000

1,761,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	2,169,376

2,967,000		Microchip Technology, Inc. 0.125%, 11/15/24	3,361,522

1,362,000		New Relic, Inc. 0.500%, 05/01/23	1,393,176

1,400,000	EUR	Nexi S.p.A 1.750%, 04/24/27	1,974,151

969,000		Nice, Ltd.* 0.000%, 09/15/25	1,101,453

1,325,000		Okta, Inc. 0.125%, 09/01/25	2,013,337

1,488,000		ON Semiconductor Corp. 1.625%, 10/15/23	2,635,069

		Palo Alto Networks, Inc.

770,000		0.375%, 06/01/25*	1,018,363

650,000		0.750%, 07/01/23	922,980

729,000		Pegasystems, Inc.* 0.750%, 03/01/25	849,686

305,000		Pluralsight, Inc. 0.375%, 03/01/24	300,843

1,110,000		Proofpoint, Inc. 0.250%, 08/15/24	1,218,058

670,000		Q2 Holdings, Inc. 0.750%, 06/01/26	1,037,823

1,930,000		Repay Holdings Corp.* 0.000%, 02/01/26	1,930,367

See accompanying Notes to Schedule of Investments

2

Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,960,000		RingCentral, Inc.* 0.000%, 03/15/26	$2,258,038

929,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	1,063,380

417,000		Shopify, Inc.^ 0.125%, 11/01/25	494,287

742,000		Silicon Laboratories, Inc.* 0.625%, 06/15/25	961,313

983,200	EUR	Silicon On Insulator Tec Sr Unsecured Reg 0.000%, 10/01/25	2,516,128

1,430,000		Splunk, Inc. 1.125%, 09/15/25	1,901,929

2,190,000		Square, Inc.* 0.250%, 11/01/27	2,470,210

245,000		Twilio, Inc. 0.250%, 06/01/23	1,241,278

1,200,000		Win Semiconductors Corp. 0.000%, 01/14/26	1,336,932

1,862,000		Wix.com, Ltd.* 0.000%, 08/15/25	1,899,035

1,870,000		Workday, Inc. 0.250%, 10/01/22	2,999,106

1,146,000		Workiva, Inc. 1.125%, 08/15/26	1,606,761

1,735,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,777,386

1,649,000		Zendesk, Inc.* 0.625%, 06/15/25	2,446,621

790,000		Zscaler, Inc.* 0.125%, 07/01/25	1,180,979

			70,866,839

		Materials (2.3%)

4,000,000		BASF, SE 0.925%, 03/09/23	4,036,120

50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	488,420

400,000	EUR	Symrise, AG 0.238%, 06/20/24	597,197

60,000,000	JPY	Teijin, Ltd. 0.000%, 12/10/21	621,091

			5,742,828

		Real Estate (3.7%)

700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	1,086,661

1,990,000		ESR Cayman, Ltd. 1.500%, 09/30/25	2,223,248

1,900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	2,334,312

525,000		IH Merger Sub, LLC 3.500%, 01/15/22	696,901

2,135,000		Redfin Corp.* 0.000%, 10/15/25	2,631,836

60,000,000	JPY	Relo Group, Inc. 0.000%, 03/22/21	573,192

			9,546,150

		TOTAL CONVERTIBLE BONDS (Cost $184,645,887)	221,363,126

PRINCIPAL AMOUNT			VALUE

BANK LOAN (0.1%)¡

		Financials (0.1%)

1,110,096	EUR	Steenbok Lux Finco 2 Sarl ‡ 0.000%, 12/31/21 6 mo. EURIBOR + 10.00% (Cost $624,334)	$417,619

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.4%)

		Communication Services (0.4%)

845		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	977,000

		Financials (3.6%)

6,030		Assurant, Inc. 6.500%, 03/15/21	773,709

2,487		Bank of America Corp. ‡‡ 7.250%	3,637,934

18,628		KKR & Company, Inc.^ 6.000%, 09/15/23	1,083,591

2,530		Wells Fargo & Company ‡‡ 7.500%	3,653,320

			9,148,554

		Health Care (1.0%)

13,930		Avantor, Inc. 6.250%, 05/15/22	1,290,057

772		Danaher Corp. 4.750%, 04/15/22	1,250,872

			2,540,929

		Information Technology (1.1%)

1,995		Broadcom, Inc. 8.000%, 09/30/22	2,930,156

		Utilities (2.3%)

12,955		American Electric Power Company, Inc. 6.125%, 03/15/22	618,213

13,250		DTE Energy Company 6.250%, 11/01/22	614,535

28,565		Essential Utilities, Inc. 6.000%, 04/30/22	1,686,763

31,000		NextEra Energy, Inc. 6.219%, 09/01/23	1,649,820

12,818		Sempra Energy 6.750%, 07/15/21	1,312,050

			5,881,381

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,274,773)	21,478,020

PRINCIPAL AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (2.0%)

		United States Treasury Note

2,693,000		1.875%, 05/31/22	2,756,591

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,297,000		1.750%, 07/15/22	$2,352,002

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,036,180)	5,108,593

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.2%) #

		Consumer Discretionary (0.1%)

134		Alibaba Group Holding, Ltd.

3,401,322		Call, 03/19/21, Strike $270.00	136,345

		Industrials (0.1%)

348	EUR	Schneider Electric, SE

4,197,068		Call, 12/17/21, Strike 130.00	338,274

		TOTAL PURCHASED OPTIONS (Cost $624,667)	474,619

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (3.4%)

4,333,822		JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	4,335,989

4,335,293		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	4,335,293

		TOTAL SHORT TERM INVESTMENTS (Cost $8,671,282)	8,671,282

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.5%)

11,564,077		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $11,564,077)	11,564,077

TOTAL INVESTMENTS (105.0%) (Cost $229,441,200)			269,077,336

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.5%)			(11,564,077)

VALUE

LIABILITIES, LESS OTHER ASSETS (-0.5%)	$(1,263,610)

NET ASSETS (100.0%)	$256,249,649

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	02/10/21	64,275,000	$613,676	$(3,081)

					$(3,081)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
#	Non-income producing security.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021
	Value	% of Total Investments
US Dollar	$227,972,475	84.7%
European Monetary Unit	25,809,957	9.6%
Japanese Yen	8,660,838	3.2%
Hong Kong Dollar	5,066,578	1.9%
British Pound Sterling	1,567,488	0.6%

Total Investments	$269,077,336	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.8%)

	Communication Services (3.9%)

7,611	Bandwidth, Inc. - Class A#	$1,355,823

21,085	Cardlytics, Inc.#	2,578,063

190,310	iClick Interactive Asia Group, Ltd.#	2,696,693

31,016	MediaAlpha, Inc. - Class A#	1,705,880

10,649	Motorsport Games, Inc. - Class A#	321,387

		8,657,846

	Consumer Discretionary (23.9%)

9,293	Asbury Automotive Group, Inc.#	1,325,275

103,239	CarParts.com, Inc.#	1,621,885

26,149	Chegg, Inc.#	2,490,954

8,852	Crocs, Inc.#	619,817

10,518	Deckers Outdoor Corp.#	3,071,046

31,196	GAN, Ltd.#	736,538

81,864	GrowGeneration Corp.#	3,535,706

179,530	Kirkland’s, Inc.#	4,570,834

25,038	Lithia Motors, Inc. - Class A	7,979,110

65,249	Lovesac Company#	3,689,178

137,604	Magnite, Inc.#	4,766,603

34,103	Malibu Boats, Inc. - Class A#	2,390,961

67,471	Nautilus, Inc.#	1,653,714

18,881	Noodles & Company#	159,922

63,094	OneWater Marine, Inc. - Class A#	2,039,829

9,979	Penn National Gaming, Inc.#	1,035,022

13,932	Polaris, Inc.	1,625,446

102,488	Purple Innovation, Inc. - Class A#	3,488,691

23,209	TopBuild Corp.#	4,640,639

23,813	YETI Holdings, Inc.#	1,567,372

		53,008,542

	Consumer Staples (2.4%)

1,846	Boston Beer Company, Inc. - Class A#	1,692,579

53,047	Celsius Holdings, Inc.#	2,832,710

19,485	Laird Superfood, Inc.#	844,480

		5,369,769

	Energy (0.5%)

59,669	Aspen Aerogels, Inc.#	1,196,960

	Financials (5.0%)

23,503	Artisan Partners Asset Management, Inc. - Class A	1,137,545

77,923	BRP Group, Inc. - Class A#	1,808,593

36,079	Focus Financial Partners, Inc. - Class A#	1,716,639

52,069	LPL Financial Holdings, Inc.	5,641,155

7,546	Silvergate Capital Corp- Class A#	702,231

		11,006,163

	Health Care (24.8%)

8,379	Addus HomeCare Corp.#	943,057

130,515	Alphatec Holdings, Inc.#	1,942,063

3,038	Amedisys, Inc.#	872,848

74,396	Apyx Medical Corp.#	691,139

20,596	Arrowhead Pharmaceuticals, Inc.#	1,589,393

17,097	Avid Bioservices, Inc.#	234,229

73,465	Axogen, Inc.#	1,274,618

NUMBER OF SHARES		VALUE

54,796	Axonics Modulation Technologies, Inc.#	$2,832,953

49,586	BioLife Solutions, Inc.#	1,880,301

22,507	CareDx, Inc.#	1,720,210

69,855	Castle Biosciences, Inc.#	4,668,410

43,560	Certara, Inc.#	1,499,335

28,811	Cutera, Inc.#	697,514

26,534	DermTech, Inc.#	1,087,363

14,961	Eargo, Inc.#	786,649

4,460	GW Pharmaceuticals, PLC#	680,016

42,694	Halozyme Therapeutics, Inc.#	2,031,808

44,781	Icad, Inc.#	732,617

18,897	Inspire Medical Systems, Inc.#	3,807,935

85,306	Itamar Medical, Ltd.#	2,086,585

4,461	LHC Group, Inc.#	888,720

4,574	Mirati Therapeutics, Inc.#	939,179

16,932	Natera, Inc.#	1,805,629

207,558	Neuronetics, Inc.#	3,659,248

52,200	OptimizeRx Corp.#	2,356,308

18,766	Phreesia, Inc.#	1,225,232

5,586	Repligen Corp.#	1,117,200

35,083	SI-BONE, Inc.#	1,027,230

42,697	Surgery Partners, Inc.#	1,591,744

10,192	Turning Point Therapeutics, Inc.#	1,278,994

24,222	Veracyte, Inc.#	1,373,387

81,419	Vericel Corp.#	3,360,162

5,593	Zai Lab, Ltd.#	895,272

86,760	Zynex, Inc.#	1,567,753

		55,145,101

	Industrials (15.7%)

40,751	Advanced Drainage Systems, Inc.	3,361,143

15,010	Allegiant Travel Company	2,724,165

22,376	Allied Motion Technologies, Inc.	1,012,514

5,341	Arcosa, Inc.	297,974

59,729	Array Technologies, Inc.#	2,434,554

47,904	AZEK Company, Inc. - Class A#	1,910,891

13,638	Generac Holdings, Inc.#	3,360,676

31,401	H&E Equipment Services, Inc.	862,899

10,404	Hydrofarm Holdings Group, Inc.#	785,606

114,901	Montrose Environmental Group, Inc.#	4,249,039

42,449	Plug Power, Inc.#	2,681,503

32,208	Rush Enterprises Inc- Class A	1,352,414

22,686	Saia, Inc.#	4,009,751

108,002	Shyft Group, Inc.	3,261,660

21,347	Trex Company, Inc.#	1,959,014

73,465	Westport Fuel Systems, Inc.#	546,580

		34,810,383

	Information Technology (17.4%)

24,761	ACM Research, Inc. - Class A#	2,228,490

32,649	Advanced Energy Industries, Inc.#	3,349,134

47,930	Asana Inc- Class A#	1,695,284

23,013	Brooks Automation, Inc.	1,743,465

41,894	Diodes, Inc.#	2,965,257

5,986	Duck Creek Technologies, Inc.#	303,341

18,391	Five9, Inc.#	3,057,504

21,951	GDS Holdings, Ltd.#	2,273,246

199,864	Genasys, Inc.#	1,486,988

13,409	LivePerson, Inc.#	849,594

24,058	LiveRamp Holdings, Inc.#	1,821,431

7,989	RingCentral, Inc. - Class A#	2,979,258

32,696	Shift4 Payments, Inc. - Class A#	2,125,567

42,073	SiTime Corp.#	5,135,010

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

75,670	Sprout Social, Inc. - Class A#	$4,994,220

9,865	Varonis Systems, Inc.#	1,743,836

		38,751,625

	Materials (0.3%)

28,386	Summit Materials Inc- Class A#	582,764

	Real Estate (3.9%)

30,488	eXp World Holdings, Inc.#	3,249,716

67,160	Fathom Holdings, Inc.#	2,537,976

39,199	Redfin Corp.#	2,791,361

		8,579,053

	TOTAL COMMON STOCKS (Cost $138,699,425)	217,108,206

SHORT TERM INVESTMENTS (1.2%)

1,338,859	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	1,339,528

1,339,364	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	1,339,364

	TOTAL SHORT TERM INVESTMENTS (Cost $2,678,892)	2,678,892

TOTAL INVESTMENTS (99.0%) (Cost $141,378,317)		219,787,098

OTHER ASSETS, LESS LIABILITIES (1.0%)		2,302,848

NET ASSETS (100.0%)		$222,089,946

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.1%)

	Communication Services (4.4%)

593	Bandwidth, Inc. - Class A#	$105,637

2,063	Cardlytics, Inc.#	252,243

3,404	MediaAlpha, Inc. - Class A#	187,220

1,142	Motorsport Games, Inc. - Class A#	34,465

3,332	Zillow Group, Inc. - Class C#	434,693

		1,014,258

	Consumer Discretionary (24.2%)

926	Asbury Automotive Group, Inc.#	132,057

8,021	CarParts.com, Inc.#	126,010

6,435	Chegg, Inc.#	612,998

703	Chewy, Inc. - Class A#	71,579

790	Crocs, Inc.#	55,316

903	Deckers Outdoor Corp.#	263,658

5,309	DraftKings, Inc. - Class A#	287,270

690	Etsy, Inc.#	137,372

1,184	Five Below, Inc.#	208,064

1,814	Floor & Decor Holdings, Inc. - Class A#	167,015

7,553	GrowGeneration Corp.#	326,214

15,141	Kirkland’s, Inc.#	385,490

2,475	Lithia Motors, Inc. - Class A	788,733

1,826	Lovesac Company#	103,242

12,449	Magnite, Inc.#	431,233

2,981	Malibu Boats, Inc. - Class A#	208,998

833	Penn National Gaming, Inc.#	86,399

1,951	Polaris, Inc.	227,623

437	Pool Corp.	154,777

8,337	Purple Innovation, Inc. - Class A#	283,791

2,007	TopBuild Corp.#	401,300

2,224	YETI Holdings, Inc.#	146,384

		5,605,523

	Consumer Staples (1.8%)

261	Boston Beer Company, Inc. - Class A#	239,309

3,398	Celsius Holdings, Inc.#	181,453

		420,762

	Energy (0.5%)

5,673	Aspen Aerogels, Inc.#	113,800

	Financials (5.1%)

2,111	Artisan Partners Asset Management, Inc. - Class A	102,172

5,567	BRP Group, Inc. - Class A#	129,210

2,629	Focus Financial Partners, Inc. - Class A#	125,088

7,012	LPL Financial Holdings, Inc.	759,680

795	Silvergate Capital Corp. - Class A#	73,983

		1,190,133

	Health Care (19.3%)

198	ABIOMED, Inc.#	68,954

604	Addus HomeCare Corp.#	67,980

8,782	Alphatec Holdings, Inc.#	130,676

390	Amedisys, Inc.#	112,051

1,878	Arrowhead Pharmaceuticals, Inc.#	144,925

1,428	Avid Bioservices, Inc.#	19,564

NUMBER OF SHARES		VALUE

5,379	Axogen, Inc.#	$93,326

3,975	Axonics Modulation Technologies, Inc.#	205,508

3,890	BioLife Solutions, Inc.#	147,509

1,750	CareDx, Inc.#	133,753

5,800	Castle Biosciences, Inc.#	387,614

4,651	Certara, Inc.#	160,087

2,195	DermTech, Inc.#	89,951

1,371	Eargo, Inc.#	72,087

467	GW Pharmaceuticals, PLC#	71,203

3,783	Halozyme Therapeutics, Inc.#	180,033

3,119	Icad, Inc.#	51,027

1,835	Inspire Medical Systems, Inc.#	369,771

336	Insulet Corp.#	89,772

312	LHC Group, Inc.#	62,157

298	Mirati Therapeutics, Inc.#	61,188

888	Natera, Inc.#	94,696

12,086	Neuronetics, Inc.#	213,076

3,626	Oak Street Health, Inc.#	188,081

1,143	Repligen Corp.#	228,600

3,504	SI-BONE, Inc.#	102,597

3,726	Surgery Partners, Inc.#	138,905

772	Turning Point Therapeutics, Inc.#	96,878

2,630	Veracyte, Inc.#	149,121

6,046	Vericel Corp.#	249,518

1,173	Zai Lab, Ltd.#	187,762

6,122	Zynex, Inc.#	110,625

		4,478,995

	Industrials (16.3%)

3,580	Advanced Drainage Systems, Inc.	295,278

1,622	Allegiant Travel Company	294,377

573	Arcosa, Inc.	31,968

6,432	Array Technologies, Inc.#	262,168

1,675	Axon Enterprise, Inc.#	274,968

6,315	AZEK Company, Inc. - Class A#	251,905

2,380	Generac Holdings, Inc.#	586,480

3,299	H&E Equipment Services, Inc.	90,657

1,127	Hydrofarm Holdings Group, Inc.#	85,100

10,957	Montrose Environmental Group, Inc.#	405,190

361	Old Dominion Freight Line, Inc.	70,034

3,055	Plug Power, Inc.#	192,984

2,568	Rush Enterprises, Inc. - Class A	107,830

1,492	Saia, Inc.#	263,711

8,571	Shyft Group, Inc.	258,844

2,588	Trex Company, Inc.#	237,501

7,739	Westport Fuel Systems, Inc.#	57,578

		3,766,573

	Information Technology (23.4%)

2,744	Advanced Energy Industries, Inc.#	281,480

6,026	Asana, Inc. - Class A#	213,140

1,826	Brooks Automation, Inc.	138,338

3,449	Diodes, Inc.#	244,120

627	Duck Creek Technologies, Inc.#	31,773

3,045	Elastic, NV#	462,718

677	Enphase Energy, Inc.#	123,451

1,806	Five9, Inc.#	300,248

4,548	GDS Holdings, Ltd.#	470,991

2,906	Kingsoft Cloud Holdings, Ltd.#	146,085

1,084	LivePerson, Inc.#	68,682

1,726	LiveRamp Holdings, Inc.#	130,675

394	MongoDB, Inc.#	145,626

644	Monolithic Power Systems, Inc.	228,807

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

759	Nice, Ltd.#	$198,312

2,040	Pegasystems, Inc.	259,998

1,170	RingCentral, Inc. - Class A#	436,316

3,505	Shift4 Payments, Inc. - Class A#	227,860

3,943	SiTime Corp.#	481,243

201	SolarEdge Technologies, Inc.#	57,954

7,117	Sprout Social, Inc. - Class A#	469,722

201	Trade Desk, Inc. - Class A#	153,964

843	Varonis Systems, Inc.#	149,017

		5,420,520

	Materials (1.5%)

1,533	Scotts Miracle-Gro Company	339,422

	Real Estate (2.6%)

2,643	eXp World Holdings, Inc.#	281,717

2,238	Fathom Holdings, Inc.#	84,574

3,331	Redfin Corp.#	237,201

		603,492

	TOTAL COMMON STOCKS (Cost $15,041,450)	22,953,478

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.1%)

127,131	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	$127,194

127,193	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	127,193

	TOTAL SHORT TERM INVESTMENTS (Cost $254,387)	254,387

TOTAL INVESTMENTS (100.2%) (Cost $15,295,837)		23,207,865

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(36,528)

NET ASSETS (100.0%)		$23,171,337

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.5%)

	Communication Services (11.4%)

32,250	Activision Blizzard, Inc.	$2,934,750

41,781	Alphabet, Inc. - Class A#~	76,348,928

4,142	Bandwidth, Inc. - Class A#^	737,856

14,516	Cardlytics, Inc.#^	1,774,871

259,307	Facebook, Inc. - Class A#~	66,986,777

23,794	MediaAlpha, Inc. - Class A#	1,308,670

7,984	Motorsport Games, Inc. - Class A#	240,957

17,405	Netflix, Inc.#	9,266,248

7,200	Roku, Inc.#	2,801,016

41,438	Tencent Holdings, Ltd.^	3,700,828

91,946	Walt Disney Company#	15,462,559

23,289	Zillow Group, Inc. - Class C#^	3,038,283

		184,601,743

	Consumer Discretionary (19.1%)

83	Airbnb, Inc.#	15,241

11,320	Alibaba Group Holding, Ltd.#	2,873,356

39,034	Amazon.com, Inc.#~	125,150,811

6,472	Asbury Automotive Group, Inc.#	922,972

163,962	Caesars Entertainment, Inc.#	11,541,285

56,350	CarParts.com, Inc.#^	885,258

44,978	Chegg, Inc.#^	4,284,604

4,917	Chewy, Inc. - Class A#^	500,649

5,828	Chipotle Mexican Grill, Inc.#	8,625,440

5,525	Crocs, Inc.#	386,861

6,314	Deckers Outdoor Corp.#	1,843,562

37,110	DraftKings, Inc. - Class A#^	2,008,022

4,826	Etsy, Inc.#	960,808

8,276	Five Below, Inc.#	1,454,341

12,678	Floor & Decor Holdings, Inc. - Class A#	1,167,263

52,786	GrowGeneration Corp.#^	2,279,827

105,827	Kirkland’s, Inc.#	2,694,355

17,301	Lithia Motors, Inc. - Class A	5,513,483

12,760	Lovesac Company#^	721,450

39,282	Lululemon Athletica, Inc.#	12,911,208

87,467	Magnite, Inc.#^	3,029,857

20,837	Malibu Boats, Inc. - Class A#	1,460,882

204,408	NIKE, Inc. - Class B~	27,306,865

5,819	Penn National Gaming, Inc.#^	603,547

13,639	Polaris, Inc.	1,591,262

3,054	Pool Corp.	1,081,666

58,272	Purple Innovation, Inc. - Class A#^	1,983,579

132,723	Royal Caribbean Cruises, Ltd.	8,626,995

76,854	Tesla, Inc.#	60,985,955

173,521	TJX Companies, Inc.	11,112,285

14,027	TopBuild Corp.#	2,804,699

15,543	YETI Holdings, Inc.#	1,023,040

		308,351,428

	Consumer Staples (2.3%)

1,837	Boston Beer Company, Inc. - Class A#	1,684,327

23,750	Celsius Holdings, Inc.#	1,268,250

136,986	Coca-Cola Company	6,595,876

60,730	Constellation Brands, Inc. - Class A	12,809,779

25,304	Estee Lauder Companies, Inc. - Class A	5,988,192

NUMBER OF SHARES		VALUE

58,076	Walmart, Inc.	$8,159,097

		36,505,521

	Energy (0.0%)

39,859	Aspen Aerogels, Inc.#	799,572

	Financials (3.9%)

43,283	American Express Company	5,032,082

14,754	Artisan Partners Asset

	Management, Inc. - Class A	714,094

39,109	BRP Group, Inc. - Class A#	907,720

177,009	Charles Schwab Corp.	9,123,044

18,372	Focus Financial Partners, Inc. - Class A#^	874,140

32,491	Goldman Sachs Group, Inc.	8,810,584

49,010	LPL Financial Holdings, Inc.	5,309,743

101,780	Marsh & McLennan Companies, Inc.	11,186,640

5,555	Silvergate Capital Corp. - Class A#^	516,948

885,855	SLM Corp.	12,295,667

254,631	Wells Fargo & Company	7,608,374

		62,379,036

	Health Care (9.9%)

1,386	ABIOMED, Inc.#	482,674

4,221	Addus HomeCare Corp.#	475,074

61,384	Alphatec Holdings, Inc.#^	913,394

2,724	Amedisys, Inc.#	782,632

13,129	Arrowhead Pharmaceuticals, Inc.#	1,013,165

9,982	Avid Bioservices, Inc.#	136,753

37,596	Axogen, Inc.#	652,291

27,781	Axonics Modulation Technologies, Inc.#^	1,436,278

27,186	BioLife Solutions, Inc.#	1,030,893

248,049	Boston Scientific Corp.#	8,790,857

131,312	Bristol-Myers Squibb Company	8,066,496

12,233	CareDx, Inc.#	934,968

40,537	Castle Biosciences, Inc.#^	2,709,088

32,507	Certara, Inc.#	1,118,891

15,343	DermTech, Inc.#^	628,756

52,508	DexCom, Inc.#	19,682,624

9,585	Eargo, Inc.#	503,979

113,060	Edwards Lifesciences Corp.#	9,336,495

84,078	Eli Lilly & Company	17,485,702

3,262	GW Pharmaceuticals, PLC#	497,357

26,442	Halozyme Therapeutics, Inc.#^	1,258,375

21,799	Icad, Inc.#	356,632

12,824	Inspire Medical Systems, Inc.#	2,584,164

2,349	Insulet Corp.#	627,606

2,208	LHC Group, Inc.#	439,878

2,094	Mirati Therapeutics, Inc.#	429,961

6,239	Natera, Inc.#	665,327

84,917	Neuronetics, Inc.#	1,497,087

25,342	Oak Street Health, Inc.#	1,314,489

7,988	Repligen Corp.#	1,597,600

24,493	SI-BONE, Inc.#	717,155

26,177	Surgery Partners, Inc.#	975,879

12,825	Teladoc Health, Inc.#^	3,383,620

52,500	Thermo Fisher Scientific, Inc.	26,759,250

5,399	Turning Point Therapeutics, Inc.#	677,520

26,186	UnitedHealth Group, Inc.~	8,735,126

18,384	Veracyte, Inc.#^	1,042,373

42,257	Vericel Corp.#^	1,743,946

77,843	Vertex Pharmaceuticals, Inc.#	17,832,274

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

8,244	Zai Lab, Ltd.#	$1,319,617

54,022	Zoetis, Inc.	8,332,893

42,789	Zynex, Inc.#^	773,197

		159,742,336

	Industrials (9.1%)

25,023	Advanced Drainage Systems, Inc.	2,063,897

308,750	Air Lease Corp. - Class A	12,235,763

11,337	Allegiant Travel Company	2,057,552

4,002	Arcosa, Inc.	223,272

44,957	Array Technologies, Inc.#	1,832,447

11,704	Axon Enterprise, Inc.#	1,921,329

44,138	AZEK Company, Inc. - Class A#	1,760,665

173,412	CSX Corp.	14,870,946

16,633	Generac Holdings, Inc.#	4,098,704

23,180	H&E Equipment Services, Inc.	636,986

58,584	Honeywell International, Inc.	11,445,556

7,876	Hydrofarm Holdings Group, Inc.#	594,717

54,160	L3Harris Technologies, Inc.	9,288,982

411,927	Lyft, Inc. - Class A#^	18,314,274

76,584	Montrose Environmental Group, Inc.#	2,832,076

2,525	Old Dominion Freight Line, Inc.	489,850

21,351	Plug Power, Inc.#	1,348,743

213,517	Raytheon Technologies Corp.	14,247,989

17,947	Rush Enterprises, Inc. - Class A	753,595

10,427	Saia, Inc.#	1,842,972

60,214	Shyft Group, Inc.	1,818,463

18,091	Trex Company, Inc.#	1,660,211

333,351	Uber Technologies, Inc.#	16,977,566

84,764	Union Pacific Corp.	16,738,347

63,499	Waste Management, Inc.	7,068,709

54,091	Westport Fuel Systems, Inc.#	402,437

		147,526,048

	Information Technology (41.9%)

19,178	Advanced Energy Industries, Inc.#	1,967,279

800,964	Apple, Inc.	105,695,209

332,477	Applied Materials, Inc.	32,143,876

42,116	Asana, Inc. - Class A#^	1,489,643

7,362	ASML Holding, NV	3,932,486

56,949	Broadcom, Inc.~	25,655,524

12,763	Brooks Automation, Inc.	966,925

50,393	Coupa Software, Inc.#	15,615,279

24,110	Diodes, Inc.#	1,706,506

4,383	Duck Creek Technologies, Inc.#	222,109

21,284	Elastic, NV#	3,234,317

4,734	Enphase Energy, Inc.#	863,245

62,408	Fidelity National Information Services, Inc.	7,704,892

12,623	Five9, Inc.#^	2,098,574

17,000	fuboTV, Inc.#^	718,250

31,785	GDS Holdings, Ltd.#	3,291,655

20,313	Kingsoft Cloud Holdings, Ltd.#	1,021,135

19,790	Lam Research Corp.	9,577,370

7,577	LivePerson, Inc.#^	480,079

12,065	LiveRamp Holdings, Inc.#	913,441

411,778	Marvell Technology Group, Ltd.^	21,190,096

315,818	Micron Technology, Inc.#	24,719,075

613,912	Microsoft Corp.~	142,403,028

2,754	MongoDB, Inc.#	1,017,906

4,498	Monolithic Power Systems, Inc.	1,598,094

5,302	Nice, Ltd.#^	1,385,307

87,665	NVIDIA Corp.	45,549,857

58,575	Paycom Software, Inc.#	22,243,270

157,143	PayPal Holdings, Inc.#~	36,820,176

NUMBER OF SHARES		VALUE

14,257	Pegasystems, Inc.^	$1,817,055

8,277	RingCentral, Inc. - Class A#^	3,086,659

107,981	Salesforce.com, Inc.#	24,356,194

6,878	ServiceNow, Inc.#	3,735,854

24,623	Shift4 Payments, Inc. - Class A#	1,600,741

27,562	SiTime Corp.#	3,363,942

61,152	Snowflake, Inc. - Class A#	16,660,862

1,406	SolarEdge Technologies, Inc.#	405,392

49,743	Sprout Social, Inc. - Class A#	3,283,038

22,949	Square, Inc. - Class A#	4,956,066

3,652	Trade Desk, Inc. - Class A#	2,797,395

94,838	Twilio, Inc. - Class A#	34,087,622

16,500	Unity Software, Inc.#^	2,472,030

5,893	Varonis Systems, Inc.#^	1,041,706

188,621	Visa, Inc. - Class A~	36,451,008

55,073	Workday, Inc. - Class A#	12,530,760

5,386	Zoom Video Communications, Inc. - Class A#	2,003,969

17,488	Zscaler, Inc.#	3,492,354

		674,367,250

	Materials (1.6%)

84,692	Celanese Corp. - Class A	10,345,128

51,123	Linde, PLC	12,545,584

10,718	Scotts Miracle-Gro Company	2,373,072

		25,263,784

	Real Estate (0.3%)

18,572	eXp World Holdings, Inc.#^	1,979,590

15,642	Fathom Holdings, Inc.#	591,111

23,285	Redfin Corp.#	1,658,125

		4,228,826

	TOTAL COMMON STOCKS (Cost $1,004,640,918)	1,603,765,544

SHORT TERM INVESTMENTS (0.6%)

4,867,828	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	4,870,262

4,869,607	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	4,869,607

	TOTAL SHORT TERM INVESTMENTS (Cost $9,739,869)	9,739,869

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.3%)

10,368,410	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***†	10,368,410

26,449,924	State Street Navigator Securities Lending Government Money Market Portfolio†	26,449,924

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $36,818,334)	36,818,334

See accompanying Notes to Schedule of Investments

2

Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (102.4%) (Cost $1,051,199,121)	$1,650,323,747

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.3%)	(36,818,334)

LIABILITIES, LESS OTHER ASSETS (-0.2%)	(2,454,725)

NET ASSETS (100.0%)	$1,611,050,688

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $37,096,721.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from
securities on loan as of January 31, 2021.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BOND (0.2%)

	Consumer Discretionary (0.2%)

5,153,000	Dana, Inc.^ 5.500%, 12/15/24	$5,264,356

	TOTAL CORPORATE BOND (Cost $5,136,529)	5,264,356

CONVERTIBLE BONDS (22.4%)

	Communication Services (2.5%)

	Liberty Media Corp.

9,685,000	2.250%, 09/30/46	4,586,719

6,963,000	1.375%, 10/15/23	8,555,577

2,275,000	0.500%, 12/01/50*	2,348,551

8,050,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	9,913,736

2,090,000	Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	2,529,005

3,000,000	Match Group FinanceCo 2, Inc.^* 0.875%, 06/15/26	5,151,660

2,500,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	4,539,550

1,675,000	Sea, Ltd.* 2.375%, 12/01/25	4,156,479

3,937,000	Snap, Inc. 0.750%, 08/01/26	9,438,721

5,000,000	Zynga, Inc. 0.250%, 06/01/24	6,744,350

		57,964,348

	Consumer Discretionary (5.6%)

2,775,000	Bloomin’ Brands, Inc.* 5.000%, 05/01/25	5,454,790

13,861,000	Booking Holdings, Inc.^* 0.750%, 05/01/25	18,756,982

7,115,000	Burlington Stores, Inc.* 2.250%, 04/15/25	9,577,359

6,480,000	Chegg, Inc.* 0.000%, 09/01/26	7,513,949

1,600,000	Cinemark Holdings, Inc.^* 4.500%, 08/15/25	2,599,968

1,800,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	3,690,738

10,820,000	Etsy, Inc.^* 0.125%, 09/01/27	14,389,302

2,713,000	Fiverr International, Ltd.* 0.000%, 11/01/25	3,420,713

1,143,000	Guess, Inc. 2.000%, 04/15/24	1,303,866

5,080,000	Liberty Broadband Corp.* 2.750%, 09/30/50	5,246,065

7,235,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	7,292,880

	NCL Corp., Ltd.*

3,190,000	5.375%, 08/01/25	4,946,031

2,175,000	6.000%, 05/15/24	4,202,731

12,585,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	15,263,088

325,000	Tesla, Inc. 2.000%, 05/15/24	4,150,299

PRINCIPAL AMOUNT		VALUE

3,790,000	Under Armour, Inc.* 1.500%, 06/01/24	$6,265,476

7,040,000	Vail Resorts, Inc.* 0.000%, 01/01/26	7,099,418

3,585,000	Wayfair, Inc.* 0.625%, 10/01/25	3,659,640

5,955,000	Winnebago Industries, Inc. 1.500%, 04/01/25	7,794,499

		132,627,794

	Energy (0.9%)

3,995,000	EQT Corp.^* 1.750%, 05/01/26	5,420,536

3,365,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	3,783,572

9,355,000	Pioneer Natural Resources Company^* 0.250%, 05/15/25	12,953,307

		22,157,415

	Financials (0.4%)

3,950,000	Ares Capital Corp.^ 4.625%, 03/01/24	4,264,657

3,975,000	JPMorgan Chase Bank, N.A.^* 0.125%, 01/01/23	4,830,817

		9,095,474

	Health Care (3.3%)

2,325,000	CONMED Corp. 2.625%, 02/01/24	3,267,090

6,035,000	DexCom, Inc.* 0.250%, 11/15/25	6,160,528

3,899,000	Envista Holdings Corp.^* 2.375%, 06/01/25	7,154,002

4,750,000	Exact Sciences Corp. 0.375%, 03/15/27	6,802,095

2,855,000	Guardant Health, Inc.* 0.000%, 11/15/27	3,816,792

4,920,000	Insulet Corp. 0.375%, 09/01/26	6,803,720

7,800,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	10,180,170

2,130,000	Natera, Inc.^* 2.250%, 05/01/27	6,081,683

5,995,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,479,456

5,250,000	Omnicell, Inc.* 0.250%, 09/15/25	7,023,240

7,150,000	Pacira BioSciences, Inc.^* 0.750%, 08/01/25	8,567,202

2,699,000	Repligen Corp. 0.375%, 07/15/24	4,911,532

2,647,000	Tricida, Inc.* 3.500%, 05/15/27	1,295,336

		78,542,846

	Industrials (3.6%)

7,715,000	Air Canada* 4.000%, 07/01/25	10,517,551

3,950,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,188,936

1,300,000	Chart Industries, Inc.^* 1.000%, 11/15/24	2,768,662

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,645,000	Middleby Corp.* 1.000%, 09/01/25	$10,879,905

3,192,000	Parsons Corp.* 0.250%, 08/15/25	3,338,449

23,010,000	Southwest Airlines Company 1.250%, 05/01/25	32,352,980

6,115,000	Sunrun, Inc.* 0.000%, 02/01/26	6,231,674

13,615,000	Uber Technologies, Inc.* 0.000%, 12/15/25	14,269,065

		84,547,222

	Information Technology (5.0%)

2,460,000	21Vianet Group, Inc.* 0.000%, 02/01/26	2,525,313

3,700,000	Bentley Systems, Inc.* 0.125%, 01/15/26	3,727,343

3,154,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	3,428,871

2,664,000	Cloudflare, Inc.* 0.750%, 05/15/25	5,734,207

5,530,000	Coupa Software, Inc.* 0.375%, 06/15/26	7,125,626

3,915,000	Datadog, Inc.* 0.125%, 06/15/25	5,262,386

1,822,000	Five9, Inc.* 0.500%, 06/01/25	2,568,364

1,760,000	II-VI, Inc. 0.250%, 09/01/22	3,249,893

3,535,000	Inphi Corp.* 0.750%, 04/15/25	5,143,001

5,805,000	LivePerson, Inc.* 0.000%, 12/15/26	6,453,883

4,085,000	Lumentum Holdings, Inc. 0.500%, 12/15/26	5,032,311

11,597,000	Microchip Technology, Inc. 0.125%, 11/15/24	13,139,053

2,235,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	2,526,422

4,920,000	Okta, Inc. 0.125%, 09/01/25	7,475,940

2,230,000	ON Semiconductor Corp. 1.625%, 10/15/23	3,949,062

7,310,000	Repay Holdings Corp.* 0.000%, 02/01/26	7,311,389

6,495,000	RingCentral, Inc.* 0.000%, 03/01/25	8,157,265

4,638,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	5,308,887

1,358,000	Shopify, Inc.^ 0.125%, 11/01/25	1,609,692

3,322,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	4,303,884

2,275,000	Square, Inc.* 0.000%, 05/01/26	2,557,965

2,282,000	Wix.com, Ltd.* 0.000%, 08/15/25	2,327,389

2,255,000	Workday, Inc. 0.250%, 10/01/22	3,616,569

2,907,000	Zscaler, Inc.* 0.125%, 07/01/25	4,345,703

		116,880,418

PRINCIPAL AMOUNT		VALUE

	Real Estate (0.6%)

5,340,000	IH Merger Sub, LLC 3.500%, 01/15/22	$7,088,476

5,495,000	Redfin Corp.* 0.000%, 10/15/25	6,773,742

		13,862,218

	Utilities (0.5%)

9,205,000	NRG Energy, Inc.^ 2.750%, 06/01/48	11,010,469

	TOTAL CONVERTIBLE BONDS (Cost $418,229,234)	526,688,204

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.8%)

	Communication Services (0.8%)

15,280	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	17,666,935

	Consumer Discretionary (0.8%)

124,010	Aptiv, PLC 5.500%, 06/15/23	19,277,354

	Consumer Staples (0.1%)

31,130	Energizer Holdings, Inc. 7.500%, 01/15/22	2,862,403

	Financials (1.0%)

80,250	AMG Capital Trust II^ 5.150%, 10/15/37	3,914,595

46,665	Assurant, Inc. 6.500%, 03/15/21	5,987,586

214,825	KKR & Company, Inc.^ 6.000%, 09/15/23	12,496,370

		22,398,551

	Health Care (1.5%)

81,055	Avantor, Inc. 6.250%, 05/15/22	7,506,504

94,735	Boston Scientific Corp.^ 5.500%, 06/01/23	10,350,746

	Danaher Corp.

9,890	4.750%, 04/15/22	16,024,767

1,594	5.000%, 04/15/23^	2,186,330

		36,068,347

	Industrials (2.1%)

59,310	Colfax Corp. 5.750%, 01/15/22	9,138,485

22,085	Fortive Corp. 5.000%, 07/01/21	21,208,226

176,425	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	19,225,032

		49,571,743

	Information Technology (0.8%)

12,805	Broadcom, Inc. 8.000%, 09/30/22	18,807,344

See accompanying Notes to Schedule of Investments

2

Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Utilities (2.7%)

80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	$4,793,466

140,435	Dominion Energy, Inc. 7.250%, 06/01/22	13,860,935

273,280	DTE Energy Company 6.250%, 11/01/22	12,674,726

141,390	Essential Utilities, Inc. 6.000%, 04/30/22	8,349,080

	NextEra Energy, Inc.

326,000	4.872%, 09/01/22	19,938,160

88,405	6.219%, 09/01/23	4,704,914

		64,321,281

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $197,295,889)	230,973,958

COMMON STOCKS (66.4%)

	Communication Services (6.9%)

39,080	Alphabet, Inc. - Class A#~	71,413,229

321,635	Comcast Corp. - Class A	15,943,447

152,330	Facebook, Inc. - Class A#	39,351,409

27,710	Netflix, Inc.#	14,752,527

126,745	Walt Disney Company#	21,314,706

		162,775,318

	Consumer Discretionary (8.2%)

28,875	Amazon.com, Inc.#	92,579,025

165,770	General Motors Company	8,401,224

84,115	Home Depot, Inc.	22,780,024

58,410	Lowe’s Companies, Inc.	9,745,708

47,685	McDonald’s Corp.	9,910,850

207,960	MGM Resorts International	5,939,338

100,640	NIKE, Inc. - Class B	13,444,498

66,830	Starbucks Corp.	6,469,812

47,470	Target Corp.	8,600,140

12,620	Tesla, Inc.#	10,014,349

100,120	TJX Companies, Inc.	6,411,685

		194,296,653

	Consumer Staples (4.6%)

408,935	Coca-Cola Company	19,690,220

28,785	Costco Wholesale Corp.	10,144,697

215,050	Mondelez International, Inc. - Class A	11,922,372

98,075	PepsiCo, Inc.	13,394,103

129,500	Philip Morris International, Inc.	10,314,675

152,560	Procter & Gamble Company	19,559,718

109,455	Sysco Corp.	7,827,127

117,332	Walmart, Inc.	16,483,973

		109,336,885

	Energy (1.3%)

216,685	Chevron Corp.	18,461,562

141,960	Hess Corp.	7,663,001

111,565	Marathon Petroleum Corp.	4,815,145

		30,939,708

	Financials (7.6%)

99,710	American International Group, Inc.	3,733,142

NUMBER OF SHARES		VALUE

727,315	Bank of America Corp.~	$21,564,890

9,110	BlackRock, Inc.	6,388,479

205,520	Charles Schwab Corp.	10,592,501

64,430	Chubb, Ltd.	9,385,518

253,435	Citigroup, Inc.	14,696,696

84,145	Discover Financial Services	7,029,473

43,170	Goldman Sachs Group, Inc.	11,706,409

111,325	Intercontinental Exchange, Inc.	12,284,714

232,540	JPMorgan Chase & Company~	29,920,922

299,725	KeyCorp	5,053,364

122,180	Marsh & McLennan Companies, Inc.	13,428,804

284,810	Morgan Stanley	19,096,510

37,360	Northern Trust Corp.	3,332,138

127,650	US Bancorp	5,469,802

162,855	Wells Fargo & Company	4,866,107

		178,549,469

	Health Care (8.8%)

59,960	Abbott Laboratories	7,410,456

46,845	Agilent Technologies, Inc.	5,629,364

15,820	Anthem, Inc.	4,698,224

148,470	Baxter International, Inc.	11,406,950

128,820	Bristol-Myers Squibb Company	7,913,413

72,300	Edwards Lifesciences Corp.#	5,970,534

25,645	Eli Lilly & Company	5,333,391

26,750	Humana, Inc.	10,248,192

6,485	Intuitive Surgical, Inc.#	4,848,445

129,370	Johnson & Johnson~	21,104,128

61,020	Laboratory Corp. of America Holdings#	13,968,088

156,780	Medtronic, PLC~	17,454,317

222,685	Merck & Company, Inc.	17,162,333

244,925	Pfizer, Inc.	8,792,808

17,665	Stryker Corp.	3,904,142

36,935	Thermo Fisher Scientific, Inc.	18,825,769

111,850	UnitedHealth Group, Inc.	37,310,923

22,415	Vertex Pharmaceuticals, Inc.#	5,134,828

		207,116,305

	Industrials (5.3%)

271,280	CSX Corp.	23,263,616

12,540	FedEx Corp.	2,951,164

120,840	Honeywell International, Inc.	23,608,511

87,210	J.B. Hunt Transport Services, Inc.	11,743,699

197,095	Masco Corp.	10,704,229

58,345	Northrop Grumman Corp.	16,722,260

400,075	Raytheon Technologies Corp.	26,697,005

42,150	Union Pacific Corp.	8,323,361

		124,013,845

	Information Technology (20.4%)

57,015	Accenture, PLC - Class A	13,793,069

31,970	Adobe, Inc.#	14,666,877

37,580	Advanced Micro Devices, Inc.#	3,218,351

1,012,970	Apple, Inc.~	133,671,521

185,485	Cisco Systems, Inc.	8,268,921

100,905	Fidelity National Information Services, Inc.	12,457,731

37,285	Global Payments, Inc.	6,581,548

47,891	Lam Research Corp.	23,176,850

188,350	Marvell Technology Group, Ltd.	9,692,491

61,095	MasterCard, Inc. - Class A	19,323,738

133,330	Micron Technology, Inc.#	10,435,739

486,955	Microsoft Corp.~	112,954,082

45,985	NVIDIA Corp.	23,893,346

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

23,310	PayPal Holdings, Inc.#	$5,461,766

57,205	QUALCOMM, Inc.	8,939,998

72,820	Salesforce.com, Inc.#	16,425,279

18,370	ServiceNow, Inc.#	9,977,849

37,550	Skyworks Solutions, Inc.	6,355,338

73,010	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,872,175

168,980	Visa, Inc. - Class A	32,655,385

		480,822,054

	Materials (2.0%)

43,260	Celanese Corp. - Class A	5,284,209

345,380	Freeport-McMoRan, Inc.#	9,294,176

72,650	Linde, PLC	17,828,310

81,855	PPG Industries, Inc.	11,026,687

17,435	Vulcan Materials Company	2,600,256

		46,033,638

	Real Estate (1.3%)

60,195	American Tower Corp.	13,685,935

104,050	Crown Castle International Corp.	16,571,003

		30,256,938

	TOTAL COMMON STOCKS (Cost $802,461,948)	1,564,140,813

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.9%) #

	Consumer Discretionary (0.2%)

400	Alibaba Group Holding, Ltd.

10,153,200	Call, 01/21/22, Strike $300.00	1,136,000

150	Tesla, Inc.

11,902,950	Call, 06/18/21, Strike $800.00	2,211,000

		3,347,000

	Financials (0.0%)

2,960	Wells Fargo & Company

8,844,480	Call, 04/16/21, Strike $30.00	663,040

		663,040

	Information Technology (0.0%)

1,650	Intel Corp.

9,159,150	Call, 06/18/21, Strike $70.00	186,450

760	Micron Technology, Inc.

5,948,520	Call, 06/18/21, Strike $90.00	385,700

		572,150

	Other (0.7%)

4,365	Financial Select Sector SPDR

12,636,675	Fund

	Call, 03/19/21, Strike $29.00	582,728

1,610	iShares MSCI Brazil ETF

5,504,590	Call, 06/18/21, Strike $40.00	220,570

	iShares MSCI EAFE ETF

17,910

129,650,490	Call, 06/18/21, Strike $75.00	4,450,635

15,495

112,168,305	Call, 03/19/21, Strike $74.00	2,223,532

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

8,140	iShares MSCI Emerging Markets

43,394,340	Call, 06/18/21, Strike $59.00	$1,115,180

	iShares MSCI Japan ETF

2,650

17,752,350	Call, 06/18/21, Strike $70.00	556,500

1,790

11,991,210	Call, 01/21/22, Strike $61.00	1,619,950

3,115	iShares MSCI South Korea ETF

27,443,150	Call, 04/16/21, Strike $95.00	1,004,588

2,750	iShares Russell 2000 ETF

56,529,000	Call, 03/19/21, Strike $195.00	4,716,250

		16,489,933

	TOTAL PURCHASED OPTIONS (Cost $19,590,516)	21,072,123

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.3%)

3,498,548	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	3,500,297

3,499,477	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	3,499,477

	TOTAL SHORT TERM INVESTMENTS (Cost $6,999,774)	6,999,774

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)

36,031,437	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***† (Cost $36,031,437)	36,031,437

57,021,267	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $57,021,267)	57,021,267

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $93,052,704)	93,052,704

TOTAL INVESTMENTS (103.9%) (Cost $1,542,766,594)		2,448,191,932

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(93,052,704)

OTHER ASSETS, LESS LIABILITIES (0.0%)		1,155,111

NET ASSETS (100.0%)		$2,356,294,339

See accompanying Notes to Schedule of Investments

4

Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Consumer Discretionary (0.0%)

150	Tesla, Inc.

11,902,950	Put, 06/18/21, Strike $500.00 (Premium $772,077)	$(410,625)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/22/21	1,455,000	$1,138,013	$1,466

					$1,466

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	21,154,000	$755,915	$8,236
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	224,675,000	8,028,515	113,949
Northern Trust Company	Canadian Dollar	04/22/21	12,333,000	9,646,131	67,624

					$189,809

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2021.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $5,792,797.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

5

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.6%)

	Communication Services (10.5%)

290	Alphabet, Inc. - Class C#	$532,364

1,906	AT&T, Inc.	54,569

60	Charter Communications, Inc. - Class A#	36,454

3,195	Comcast Corp. - Class A	158,376

1,160	Facebook, Inc. - Class A#	299,663

230	Netflix, Inc.#	122,450

820	T-Mobile US, Inc.#	103,385

1,500	Walt Disney Company#	252,255

		1,559,516

	Consumer Discretionary (13.2%)

215	Amazon.com, Inc.#	689,333

1,090	Aptiv, PLC	145,624

1,405	Bloomin’ Brands, Inc.	29,603

40	Booking Holdings, Inc.#	77,773

1,340	General Motors Company	67,911

595	Home Depot, Inc.	161,138

555	Lowe’s Companies, Inc.	92,602

415	McDonald’s Corp.	86,254

2,135	MGM Resorts International	60,976

1,270	NIKE, Inc. - Class B	169,659

955	Royal Caribbean Cruises, Ltd.	62,075

680	Starbucks Corp.	65,831

310	Target Corp.	56,163

80	Tesla, Inc.#	63,482

1,625	TJX Companies, Inc.	104,065

1,185	Under Armour, Inc., Class A#	20,737

		1,953,226

	Consumer Staples (5.7%)

3,110	Coca-Cola Company	149,746

225	Costco Wholesale Corp.	79,297

1,410	Mondelez International, Inc. - Class A	78,170

640	PepsiCo, Inc.	87,405

1,035	Philip Morris International, Inc.	82,438

1,125	Procter & Gamble Company	144,236

1,045	Sysco Corp.	74,728

1,085	Walmart, Inc.	152,432

		848,452

	Energy (2.4%)

1,630	Chevron Corp.	138,876

1,020	ConocoPhillips	40,830

1,415	Hess Corp.	76,382

1,125	Marathon Petroleum Corp.	48,555

390	Pioneer Natural Resources

	Company	47,151

		351,794

	Financials (11.4%)

299	American Express Company	34,762

835	American International Group, Inc.	31,262

615	Assurant, Inc.	83,314

6,350	Bank of America Corp.	188,278

70	BlackRock, Inc.	49,088

1,940	Charles Schwab Corp.	99,988

505	Chubb, Ltd.	73,563

1,975	Citigroup, Inc.	114,530

NUMBER OF SHARES		VALUE

660	Discover Financial Services	$55,136

460	Goldman Sachs Group, Inc.	124,738

905	Intercontinental Exchange, Inc.	99,867

1,910	JPMorgan Chase & Company	245,760

3,145	KeyCorp	53,025

795	Marsh & McLennan Companies, Inc.	87,378

2,590	Morgan Stanley	173,660

400	Northern Trust Corp.	35,676

1,765	US Bancorp	75,630

2,085	Wells Fargo & Company	62,300

		1,687,955

	Health Care (11.9%)

1,070	Abbott Laboratories	132,241

310	Agilent Technologies, Inc.	37,253

120	Amgen, Inc.	28,972

110	Anthem, Inc.	32,668

1,075	Baxter International, Inc.	82,592

645	Boston Scientific Corp.#	22,859

1,510	Bristol-Myers Squibb Company	92,759

460	Danaher Corp.	109,407

535	Eli Lilly & Company	111,264

153	Humana, Inc.	58,616

75	Illumina, Inc.#	31,983

955	Johnson & Johnson	155,789

365	Laboratory Corp. of America Holdings#	83,552

1,255	Medtronic, PLC	139,719

1,815	Merck & Company, Inc.	139,882

1,950	Pfizer, Inc.	70,005

225	Stryker Corp.	49,727

290	Thermo Fisher Scientific, Inc.	147,813

695	UnitedHealth Group, Inc.	231,838

		1,758,939

	Industrials (7.7%)

1,720	CSX Corp.	147,499

160	FedEx Corp.	37,654

1,560	Fortive Corp.	103,085

845	Honeywell International, Inc.	165,088

555	J.B. Hunt Transport Services, Inc.	74,736

1,220	Masco Corp.	66,258

270	Northrop Grumman Corp.	77,385

2,650	Raytheon Technologies Corp.	176,835

3,115	Southwest Airlines Company	136,873

505	Stanley Black & Decker, Inc.	87,612

335	Union Pacific Corp.	66,152

		1,139,177

	Information Technology (28.5%)

425	Accenture, PLC - Class A	102,816

255	Adobe, Inc.#	116,986

240	Advanced Micro Devices, Inc.#	20,554

8,110	Apple, Inc.	1,070,196

715	Applied Materials, Inc.	69,126

330	Broadcom, Inc.	148,665

1,525	Cisco Systems, Inc.	67,984

715	Fidelity National Information Services, Inc.	88,274

470	Global Payments, Inc.	82,964

515	Intel Corp.	28,588

250	Intuit, Inc.	90,307

245	Lam Research Corp.	118,568

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,995	Marvell Technology Group, Ltd.	$102,663

465	MasterCard, Inc. - Class A	147,075

510	Microchip Technology, Inc.	69,416

1,295	Micron Technology, Inc.#	101,360

3,630	Microsoft Corp.	842,015

395	NVIDIA Corp.	205,238

1,005	Oracle Corp.	60,732

150	PayPal Holdings, Inc.#	35,146

465	QUALCOMM, Inc.	72,670

685	Salesforce.com, Inc.#	154,509

130	ServiceNow, Inc.#	70,611

280	Skyworks Solutions, Inc.	47,390

500	Texas Instruments, Inc.	82,845

1,195	Visa, Inc. - Class A	230,934

		4,227,632

	Materials (2.8%)

275	Celanese Corp. - Class A	33,591

2,210	Freeport-McMoRan, Inc.#	59,471

500	Linde, PLC	122,700

410	LyondellBasell Industries, NV - Class A	35,162

520	PPG Industries, Inc.	70,049

70	Sherwin-Williams Company	48,426

340	Vulcan Materials Company	50,708

		420,107

	Real Estate (1.3%)

405	American Tower Corp.	92,081

600	Crown Castle International Corp.	95,556

		187,637

	Utilities (2.2%)

865	Dominion Energy, Inc.	63,050

695	DTE Energy Company	82,510

2,280	NextEra Energy, Inc.	184,384

		329,944

	TOTAL COMMON STOCKS (Cost $8,419,513)	14,464,379

EXCHANGE-TRADED FUNDS (1.6%)

	Other (1.6%)

320	iShares MSCI EAFE ETF	23,165

150	iShares NASDAQ Biotechnology ETF^	24,096

355	iShares Russell 2000 ETF^	72,973

875	iShares Russell 2000 Value ETF^	121,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $191,897)	241,334

SHORT TERM INVESTMENTS (0.1%)

4,663	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	4,665

4,659	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	4,659

	TOTAL SHORT TERM INVESTMENTS (Cost $9,324)	9,324

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)

239,366	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $239,366)	$239,366

TOTAL INVESTMENTS (100.9%) (Cost $8,860,100)		14,954,403

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(239,366)

OTHER ASSETS, LESS LIABILITIES (0.7%)		104,782

NET ASSETS (100.0%)		$14,819,819

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31,
2021.
†	Represents investment of cash collateral received from
securities on loan as of January 31, 2021.

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.8%)

	Communication Services (9.8%)

1,006	Alphabet, Inc. - Class A#	$1,838,324

665	Charter Communications, Inc. - Class A#	404,028

5,658	Facebook, Inc. - Class A#	1,461,631

3,072	Walt Disney Company#	516,618

		4,220,601

	Consumer Discretionary (12.0%)

764	Amazon.com, Inc.#	2,449,537

1,328	Lululemon Athletica, Inc.#	436,487

5,766	NIKE, Inc. - Class B	770,280

4,847	Starbucks Corp.	469,238

700	Tesla, Inc.#	555,471

7,393	TJX Companies, Inc.	473,447

		5,154,460

	Consumer Staples (6.0%)

12,196	Coca-Cola Company	587,237

4,233	Constellation Brands, Inc. - Class A	892,867

1,910	Estee Lauder Companies, Inc. - Class A	452,002

4,639	Walmart, Inc.	651,733

		2,583,839

	Energy (1.5%)

11,687	Hess Corp.	630,864

	Financials (12.0%)

5,322	American Express Company	618,736

14,352	Bank of America Corp.	425,537

10,059	Charles Schwab Corp.	518,441

3,971	Chubb, Ltd.	578,455

6,669	Discover Financial Services	557,128

1,305	Goldman Sachs Group, Inc.	353,877

5,495	JPMorgan Chase & Company	707,042

11,100	Morgan Stanley	744,255

22,590	Wells Fargo & Company	674,989

		5,178,460

	Health Care (13.0%)

16,263	Boston Scientific Corp.#	576,361

5,935	Bristol-Myers Squibb Company	364,587

4,790	Edwards Lifesciences Corp.#	395,558

5,025	Eli Lilly & Company	1,045,049

2,638	Laboratory Corp. of America Holdings#	603,865

1,409	Thermo Fisher Scientific, Inc.	718,167

2,551	UnitedHealth Group, Inc.	850,963

2,013	Vertex Pharmaceuticals, Inc.#	461,138

3,886	Zoetis, Inc.	599,415

		5,615,103

	Industrials (9.6%)

10,400	Air Lease Corp. - Class A	412,152

7,926	CSX Corp.	679,694

3,146	Honeywell International, Inc.	614,634

7,324	Raytheon Technologies Corp.	488,730

10,371	Southwest Airlines Company	455,702

9,269	Uber Technologies, Inc.#	472,070

NUMBER OF SHARES		VALUE

2,221	Union Pacific Corp.	$438,581

4,940	Waste Management, Inc.	549,921

		4,111,484

	Information Technology (28.8%)

24,295	Apple, Inc.	3,205,968

10,199	Applied Materials, Inc.	986,039

1,156	Broadcom, Inc.	520,778

3,107	Fidelity National Information Services, Inc.	383,590

1,227	MasterCard, Inc. - Class A	388,088

6,336	Micron Technology, Inc.#	495,919

12,356	Microsoft Corp.	2,866,098

1,634	NVIDIA Corp.	849,010

1,349	Paycom Software, Inc.#	512,269

2,027	PayPal Holdings, Inc.#	474,946

2,390	Salesforce.com, Inc.#	539,089

1,470	Twilio, Inc. - Class A#	528,362

3,427	Visa, Inc. - Class A	662,268

		12,412,424

	Materials (2.0%)

3,360	Celanese Corp. - Class A	410,424

1,748	Linde, PLC	428,959

		839,383

	Real Estate (1.3%)

733	Equinix, Inc.	542,391

	Utilities (2.8%)

6,728	Dominion Energy, Inc.	490,404

9,063	NextEra Energy, Inc.	732,925

		1,223,329

	TOTAL COMMON STOCKS (Cost $31,464,552)	42,512,338

SHORT TERM INVESTMENTS (1.2%)

258,075	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	258,204

258,178	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	258,178

	TOTAL SHORT TERM INVESTMENTS (Cost $516,382)	516,382

TOTAL INVESTMENTS (100.0%) (Cost $31,980,934)		43,028,720

LIABILITIES, LESS OTHER ASSETS (0.0%)		(1,731)

NET ASSETS (100.0%)		$43,026,989

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31,
2021.

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.6%)

		Communication Services (7.4%)

30,365		Sea, Ltd.#^	$6,580,399

4,100		Spotify Technology, SA#	1,291,500

131,700	HKD	Tencent Holdings, Ltd.	11,734,901

			19,606,800

		Consumer Discretionary (21.2%)

31,162		Alibaba Group Holding, Ltd.#~	7,909,850

33,100		Aptiv, PLC~	4,422,160

255,000	GBP	B&M European Value Retail, SA	1,863,918

113,200	SEK	BHG Group, AB#	2,118,399

17,500	CAD	BRP, Inc.	1,151,887

66,200	GBP	Compass Group, PLC#	1,182,515

39,500	EUR	Daimler, AG	2,774,246

15,100	EUR	Delivery Hero, SE#*	2,293,461

26,400		Farfetch, Ltd. - Class A#	1,616,736

9,700	EUR	Flutter Entertainment, PLC#	1,806,080

97,250	EUR	Global Fashion Group, SA#	1,365,798

24,000		JD.com, Inc.#	2,128,560

44,000	SEK	Kambi Group, PLC#	2,457,415

410,000	HKD	Li Ning Company, Ltd.	2,554,220

8,200		Lululemon Athletica, Inc.#~	2,695,176

4,100	EUR	LVMH Moet Hennessy Louis Vuitton, SE	2,478,840

50,200	HKD	Meituan - Class B#	2,314,691

14,000		Melco Resorts & Entertainment, Ltd.	223,860

2,250		MercadoLibre, Inc.#	4,003,897

43,900	EUR	Moncler, S.p.A.#	2,473,860

34,000		Royal Caribbean Cruises, Ltd.	2,210,000

20,000		Sony Corp.^	1,914,200

16,100	EUR	Zalando, SE#*	1,846,041

			55,805,810

		Consumer Staples (1.5%)

4,900	EUR	L’Oreal, SA	1,723,821

4,950	CHF	Zur Rose Group, AG#	2,269,947

			3,993,768

		Energy (2.8%)

52,500	EUR	Neste Oyj	3,698,130

175,200		Petróleo Brasileiro, SA^	1,760,760

70,800	INR	Reliance Industries, Ltd.	1,784,647

			7,243,537

		Financials (11.3%)

220,800	HKD	AIA Group, Ltd.	2,662,130

301,100	INR	HDFC Bank, Ltd.#	5,748,133

54,400	HKD	Hong Kong Exchanges & Clearing, Ltd.	3,477,909

397,300	EUR	ING Groep, NV#	3,532,537

330,800		Itau Unibanco Holding, SA	1,726,776

5,251,400	GBP	Lloyds Banking Group, PLC#	2,356,466

214,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	2,526,334

63,000	JPY	Sumitomo Mitsui Financial Group, Inc.	1,957,304

403,700		UBS Group, AG^	5,809,243

			29,796,832

NUMBER OF SHARES			VALUE

		Health Care (10.5%)

132,650		Alcon, Inc.#	$9,512,332

10,103	AUD	CSL, Ltd.	2,094,569

38,800		Genmab, A/S#	1,539,584

14,300	JPY	Hoya Corp.	1,829,740

3,500	KRW	Hugel, Inc.#	612,587

30,100		LivaNova, PLC#	1,893,290

3,100	CHF	Lonza Group, AG#	1,979,968

48,100		Novo Nordisk, A/S^	3,347,760

345,000	HKD	Wuxi Biologics Cayman, Inc.#*	4,830,663

			27,640,493

		Industrials (16.3%)

202,000	CAD	Air Canada#	3,162,495

34,000	EUR	Airbus, SE#	3,418,958

22,500	EUR	Alfen Beheer, BV#*	2,203,826

37,600	SEK	Atlas Copco, AB - Class A	2,039,925

131,500	CAD	CAE, Inc.	2,970,897

8,150	CAD	Canadian Pacific Railway, Ltd.^	2,738,273

33,900	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	1,834,659

78,100	EUR	Deutsche Post, AG	3,857,754

12,800	JPY	FANUC Corp.	3,341,684

29,800	JPY	Harmonic Drive Systems, Inc.^	2,226,538

124,800	JPY	Komatsu, Ltd.	3,419,457

25,000	JPY	Nidec Corp.	3,326,955

49,500	JPY	Recruit Holdings Company, Ltd.	2,153,121

110,200	SEK	Sandvik, AB#	2,744,542

24,075	EUR	Schneider Electric, SE	3,523,632

			42,962,716

		Information Technology (22.7%)

1,495	EUR	Adyen, NV#*	3,123,092

43,150	EUR	Amadeus IT Group, SA#	2,754,835

22,200	EUR	ASML Holding, NV	11,851,553

17,900	JPY	Fujitsu, Ltd.	2,731,537

11,000	JPY	Keyence Corp.	5,905,692

575,000	HKD	Kingdee International Software Group Company, Ltd.#	2,303,318

65,000	TWD	MediaTek, Inc.	2,030,187

19,300	DKK	Netcompany Group, A/S#*	1,800,477

9,100	JPY	Obic Company, Ltd.	1,702,645

50,200	KRW	Samsung Electronics Company, Ltd.	3,669,970

2,715		Shopify, Inc. - Class A#	2,982,672

16,250	SEK	Sinch, AB#*	2,385,881

473,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	9,996,094

28,350		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,445,092

8,100	JPY	Tokyo Electron, Ltd.	3,080,048

			59,763,093

		Materials (5.1%)

82,700	EUR	ArcelorMittal, SA#	1,811,074

562,000		Cemex, SAB de CV#	3,220,260

208,600	CAD	First Quantum Minerals, Ltd.	3,474,628

90,850	AUD	James Hardie Industries, PLC#	2,539,332

32,300		Rio Tinto, PLC^	2,468,366

			13,513,660

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Utilities (0.8%)

10,500	DKK	Orsted, A/S*	$1,994,234

		TOTAL COMMON STOCKS (Cost $168,582,280)	262,320,943

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%) #

		Other (0.4%)

1,362		iShares China Large-Cap ETF

6,722,832		Put, 03/19/21, Strike $52.00	483,510

1,262		iShares MSCI Emerging Markets

6,727,722		Put, 03/19/21, Strike $55.00	358,408

445		iShares MSCI South Korea ETF

3,920,450		Put, 03/19/21, Strike $92.00	313,725

		TOTAL PURCHASED OPTIONS (Cost $579,697)	1,155,643

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (0.0%)

39		JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	39

10		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	10

		TOTAL SHORT TERM INVESTMENTS (Cost $49)	49

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.1%)

8,041,185		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $8,041,185)	8,041,185

TOTAL INVESTMENTS (103.1%) (Cost $177,203,211)			271,517,820

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.1%)			(8,041,185)

LIABILITIES, LESS OTHER ASSETS (0.0%)			(148,909)

NET ASSETS (100.0%)			$263,327,726

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	03/30/21	9,797,000	$11,904,074	$(125,329)
Bank Of New York	British Pound Sterling	03/30/21	7,137,000	9,781,831	134,076
Bank Of New York	Swiss Franc	03/30/21	5,311,000	5,972,193	(48,700)
Northern Trust Company	British Pound Sterling	03/30/21	3,885,000	5,324,704	98,311

					$58,358

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $106,014.
*	Securities issued and sold pursuant to a Rule 144A
transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.
***	The rate disclosed is the 7 day net yield as of January 31,
2021.
†	Represents investment of cash collateral received from
securities on loan as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown

See accompanying Notes to Schedule of Investments

2

International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021

	Value	% of Total Investments

US Dollar	$81,899,350	30.1%
European Monetary Unit	56,537,538	20.8%
Hong Kong Dollar	32,404,166	11.9%
Japanese Yen	31,674,721	11.7%
Canadian Dollar	13,498,180	5.0%
New Taiwan Dollar	12,026,281	4.4%
Swedish Krona	11,746,162	4.3%
Indian Rupee	7,532,780	2.8%
British Pound Sterling	5,402,899	2.0%
Australian Dollar	4,633,901	1.7%
South Korean Won	4,282,557	1.6%
Swiss Franc	4,249,915	1.6%
Danish Krone	3,794,711	1.4%
Chinese Yuan Renminbi	1,834,659	0.7%

Total Investments	$271,517,820	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (15.6%)

		Communication Services (3.4%)

3,715,000		Bharti Airtel, Ltd. 1.500%, 02/17/25	$4,495,707

4,200,000		Kakao Corp. 0.000%, 04/28/23	5,008,122

2,695,000		Sea, Ltd.*~ 2.375%, 12/01/25	6,687,589

			16,191,418

		Consumer Discretionary (3.9%)

3,710,000		Huazhu Group, Ltd. 0.375%, 11/01/22	4,503,049

6,934,000		NIO, Inc.* 0.500%, 02/01/27	6,969,017

5,811,000		Pinduoduo, Inc. 0.000%, 12/01/25	7,006,090

			18,478,156

		Financials (1.0%)

32,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	4,610,526

		Health Care (1.0%)

4,450,000		Hansoh Pharmaceutical Group Company, Ltd. 0.000%, 01/22/26	4,527,652

		Industrials (0.8%)

2,323,000		Copa Holdings, SA* 4.500%, 04/15/25	3,935,929

		Information Technology (4.5%)

5,875,000		21Vianet Group, Inc.* 0.000%, 02/01/26	6,030,981

4,400,000		LG Display Company, Ltd. 1.500%, 08/22/24	5,440,292

3,965,000		Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	4,481,997

4,800,000		Win Semiconductors Corp. 0.000%, 01/14/26	5,347,728

			21,300,998

		Real Estate (1.0%)

4,306,000		ESR Cayman, Ltd. 1.500%, 09/30/25	4,810,706

		TOTAL CONVERTIBLE BONDS (Cost $67,185,222)	73,855,385

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (1.1%)

		Consumer Discretionary (1.1%)

33,425		Aptiv, PLC 5.500%, 06/15/23 (Cost $3,907,961)	5,195,916

NUMBER OF SHARES			VALUE

COMMON STOCKS (79.6%)

		Communication Services (9.7%)

25,650		Baidu, Inc.#	$6,028,263

39,900	INR	Info Edge India, Ltd.	2,401,351

14,695	KRW	NAVER Corp.	4,483,902

216,700	HKD	Tencent Holdings, Ltd.	19,308,679

127,450		Tencent Holdings, Ltd.^	11,382,560

94,700		Tencent Music Entertainment Group#	2,519,020

			46,123,775

		Consumer Discretionary (14.0%)

35,935		Alibaba Group Holding, Ltd.#	9,121,381

119,800	PLN	Allegro.eu, SA*#	2,363,807

83,642	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	3,789,148

13,350	INR	Dixon Technologies India, Ltd.	2,578,037

113,700	INR	Eicher Motors, Ltd.	4,288,384

27,250	KRW	Hyundai Motor Company	5,556,037

56,000	HKD	JD Health International, Inc.*#	1,102,196

56,075		JD.com, Inc.#	4,973,292

52,900		Jumia Technologies, AG#	3,044,395

708,600	HKD	Li Ning Company, Ltd.	4,414,439

166,300	HKD	Meituan - Class B#	7,667,989

74,950		Melco Resorts & Entertainment, Ltd.	1,198,451

6,600		MercadoLibre, Inc.#	11,744,766

186,964	CNY	Midea Group Company, Ltd. - Class A	2,778,586

25,739	HKD	Yum China Holdings, Inc.	1,460,990

			66,081,898

		Consumer Staples (2.6%)

32,818	PLN	Dino Polska, SA*#	2,304,700

11,124	CNY	Kweichow Moutai Company, Ltd. - Class A	3,635,461

377,400	HKD	Nongfu Spring Company, Ltd. - Class H*#	2,844,235

1,190,000	MXN	Wal-Mart de Mexico, SAB de CV	3,388,472

			12,172,868

		Energy (1.0%)

182,560	INR	Reliance Industries, Ltd.	4,601,768

		Financials (16.0%)

379,800	HKD	AIA Group, Ltd.	4,579,152

144,000	BRL	B3, SA - Brasil Bolsa Balcao	1,573,857

1,991,900	IDR	Bank Central Asia, Tbk PT	4,790,776

3,390,000	HKD	China Construction Bank Corp. - Class H	2,567,649

1,015,200	HKD	China International Capital Corp., Ltd. - Class H*#	2,646,824

1,103,500	HKD	China Merchants Bank Company, Ltd. - Class H	8,450,459

968,700	ZAR	FirstRand, Ltd.	3,042,447

613,200	INR	HDFC Bank, Ltd.#	11,706,261

95,700	HKD	Hong Kong Exchanges & Clearing, Ltd.	6,118,307

129,600	INR	Housing Development Finance Corp., Ltd.	4,214,545

412,675		ICICI Bank, Ltd.#^	6,231,393

1,307,070		Itau Unibanco Holding, SA^	6,822,905

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

621,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	$7,319,890

166,000	INR	SBI Cards & Payment Services, Ltd.	2,221,453

114,438		Shinhan Financial Group Company, Ltd.^	3,166,499

			75,452,417

		Health Care (4.8%)

201,242	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	2,446,011

50,000		Burning Rock Biotech, Ltd.#	1,508,500

113,236	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	2,926,925

16,500	KRW	Hugel, Inc.#	2,887,910

130,800	BRL	Notre Dame Intermedica Participacoes, SA	2,259,129

231,900	HKD	Ping An Healthcare and Technology Company, Ltd.*#	2,869,210

545,500	HKD	Wuxi Biologics Cayman, Inc.*#	7,638,048

			22,535,733

		Industrials (5.0%)

665,500	BRL	Cia de Locacao das Americas	3,181,906

68,100	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	3,685,553

257,700		Gol Linhas Aereas Inteligentes, SA#^	2,234,259

276,000	TWD	Hiwin Technologies Corp.	3,893,186

465,924	CNY	Sany Heavy Industry Company, Ltd. - Class A	2,904,527

228,000	HKD	Techtronic Industries Company, Ltd.	3,405,950

359,800	INR	Voltas, Ltd.	4,438,720

			23,744,101

		Information Technology (20.2%)

8,700	EUR	ASML Holding, NV	4,644,528

11,800		Globant, SA#	2,265,600

231,200	INR	HCL Technologies, Ltd.	2,889,904

269,700		Infosys, Ltd.	4,552,536

961,000	HKD	Kingdee International Software Group Company, Ltd.#	3,849,545

128,100	BRL	Locaweb Servicos de Internet, SA*	2,393,242

269,000	TWD	MediaTek, Inc.	8,401,851

28,554	KRW	NHN KCP Corp.#	1,489,806

309,050	KRW	Samsung Electronics Company, Ltd.	22,593,708

4,900	KRW	Samsung SDI Company, Ltd.	3,201,173

27,080	CNY	Sangfor Technologies, Inc. - Class A	1,243,457

39,000	TWD	Silergy Corp.	3,636,661

50,050	KRW	SK Hynix, Inc.	5,464,484

959,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	20,280,638

72,875		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,855,770

			95,762,903

		Materials (5.8%)

108,200	INR	Asian Paints, Ltd.	3,572,650

1,599,100		Cemex, SAB de CV#	9,162,843

NUMBER OF SHARES			VALUE

373,700	CAD	First Quantum Minerals, Ltd.	$6,224,680

6,070	KRW	LG Chem, Ltd.	4,951,013

15,750	KRW	POSCO	3,457,218

			27,368,404

		Real Estate (0.5%)

3,032,000	PHP	Ayala Land, Inc.	2,368,268

		TOTAL COMMON STOCKS (Cost $275,067,114)	376,212,135

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (3.2%) #

		Communication Services (1.2%)

840		Sea, Ltd.

18,203,640		Call, 01/21/22, Strike $200.00	4,764,900

1,935		Yandex, NV

12,120,840		Call, 08/20/21, Strike $75.00	812,700

			5,577,600

		Consumer Discretionary (0.9%)

1,000		Alibaba Group Holding, Ltd.

25,383,000		Call, 07/16/21, Strike $235.00	4,050,000

650		Trip.com Group Ltd.

2,068,950		Call, 03/19/21, Strike $33.00	113,100

			4,163,100

		Energy (0.3%)

		Lukoil, PJSC

1,460

10,333,081		Call, 06/18/21, Strike $80.00	430,700

795

5,626,575		Call, 06/18/21, Strike $76.00	337,875

9,000		Petroleo Brasileiro, SA

9,045,000		Call, 04/16/21, Strike $10.00	927,000

			1,695,575

		Financials (0.0%)

9,000		Sberbank of Russia, PJSC

12,313,770		Call, 06/18/21, Strike $16.00	216,000

		Materials (0.2%)

7,500		Vale, SA

12,112,500		Call, 06/18/21, Strike $19.00	776,250

		Other (0.6%)

2,205		iShares China Large-Cap ETF

10,883,880		Put, 03/19/21, Strike $52.00	782,775

4,085		iShares MSCI Emerging Markets

21,777,135		Put, 03/19/21, Strike $55.00	1,160,140

1,200		iShares MSCI South Korea ETF

10,572,000		Put, 03/19/21, Strike $92.00	846,000

			2,788,915

		TOTAL PURCHASED OPTIONS (Cost $12,086,561)	15,217,440

See accompanying Notes to Schedule of Investments

2

Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.6%)

10,901,513	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	$10,906,964

10,906,772	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	10,906,772

	TOTAL SHORT TERM INVESTMENTS (Cost $21,813,736)	21,813,736

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)

15,991,389	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $15,991,389)	15,991,389

TOTAL INVESTMENTS (107.5%) (Cost $396,051,983)		508,286,001

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)		(15,991,389)

LIABILITIES, LESS OTHER ASSETS (-4.1%)		(19,352,494)

NET ASSETS (100.0%)		$472,942,118

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $5,912,126.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021

	Value	% of Total Investments
US Dollar	$222,275,773	43.7%
Hong Kong Dollar	90,854,088	17.9%
South Korean Won	54,085,251	10.6%
Indian Rupee	42,913,073	8.5%
New Taiwan Dollar	36,212,336	7.1%
Chinese Yuan Renminbi	23,409,668	4.6%
Brazilian Real	9,408,134	1.9%
Canadian Dollar	6,224,680	1.2%
Indonesian Rupiah	4,790,776	0.9%
Polish Zloty	4,668,507	0.9%
European Monetary Unit	4,644,528	0.9%
Mexican Peso	3,388,472	0.7%
South African Rand	3,042,447	0.6%
Philippine Peso	2,368,268	0.5%

Total Investments	$508,286,001	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.1%)

		Communication Services (10.2%)

645		Alphabet, Inc. - Class A#	$1,178,647

3,535		Facebook, Inc. - Class A#	913,196

1,025		Netflix, Inc.#	545,700

11,875		Sea, Ltd.#^	2,573,431

1,660		Spotify Technology, SA#	522,900

39,400	HKD	Tencent Holdings, Ltd.	3,510,669

13,439		Walt Disney Company#~	2,260,037

			11,504,580

		Consumer Discretionary (15.6%)

8,785		Alibaba Group Holding, Ltd.#	2,229,896

1,275		Amazon.com, Inc.#~	4,087,905

14,555		Aptiv, PLC	1,944,548

11,000		Caesars Entertainment, Inc.#	774,290

13,800		D.R. Horton, Inc.	1,059,840

34,200		General Motors Company	1,733,256

170,000	HKD	Li Ning Company, Ltd.	1,059,067

5,385		Lululemon Athletica, Inc.#~	1,769,942

580		MercadoLibre, Inc.#	1,032,116

8,750		Penn National Gaming, Inc.#^	907,550

14,000		Royal Caribbean Cruises, Ltd.	910,000

			17,508,410

		Consumer Staples (1.2%)

2,200		Costco Wholesale Corp.	775,346

1,250	CHF	Zur Rose Group, AG#	574,656

			1,350,002

		Energy (2.5%)

10,000		Chevron Corp.	852,000

17,600	EUR	Neste Oyj	1,239,754

29,400	INR	Reliance Industries, Ltd.	741,082

			2,832,836

		Financials (10.6%)

57,525		Bank of America Corp.	1,705,616

108,290	INR	HDFC Bank, Ltd.#	2,067,304

124,500	EUR	ING Groep, NV#	1,106,974

14,900		JPMorgan Chase & Company	1,917,183

1,900,000	GBP	Lloyds Banking Group, PLC#	852,589

16,900		Morgan Stanley	1,133,145

65,500	HKD	Ping An Insurance Group

		Company of China, Ltd. - Class H	771,445

78,600		UBS Group, AG^	1,131,054

40,200		Wells Fargo & Company	1,201,176

			11,886,486

		Health Care (10.8%)

54,975		Alcon, Inc.#^	3,942,257

4,140		Inspire Medical Systems, Inc.#	834,252

1,305		Intuitive Surgical, Inc.#	975,670

12,500		LivaNova, PLC#	786,250

2,250	CHF	Lonza Group, AG#	1,437,074

23,300		Novo Nordisk, A/S^	1,621,680

1,000		Teladoc Health, Inc.#^	263,830

3,300		UnitedHealth Group, Inc.	1,100,814

87,000	HKD	Wuxi Biologics Cayman, Inc.#*	1,218,167

			12,179,994

NUMBER OF SHARES			VALUE

		Industrials (13.3%)

43,500	CAD	CAE, Inc.	$982,768

6,100		Caterpillar, Inc.	1,115,324

13,900	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	752,264

8,690		CSX Corp.	745,211

4,760		Cummins, Inc.	1,115,839

26,900	EUR	Deutsche Post, AG	1,328,727

5,200	JPY	FANUC Corp.	1,357,559

12,800	JPY	Harmonic Drive Systems, Inc.^	956,365

10,800	JPY	Nidec Corp.	1,437,245

18,500		Quanta Services, Inc.	1,303,695

39,700	SEK	Sandvik, AB#	988,733

10,000	EUR	Schneider Electric, SE	1,463,607

33,200		Southwest Airlines Company	1,458,808

			15,006,145

		Information Technology (27.0%)

11,190		Advanced Micro Devices, Inc.#	958,312

790	EUR	Adyen, NV#*	1,650,330

21,050		Apple, Inc.	2,777,758

5,478	EUR	ASML Holding, NV	2,924,451

4,165		Coupa Software, Inc.#	1,290,609

7,400	JPY	Fujitsu, Ltd.	1,129,239

4,100	JPY	Keyence Corp.	2,201,212

246,000	HKD	Kingdee International Software Group Company, Ltd.#	985,419

2,150		Lam Research Corp.	1,040,493

4,090		MasterCard, Inc. - Class A	1,293,626

12,300		Micron Technology, Inc.#	962,721

11,350		Microsoft Corp.	2,632,746

1,360		NVIDIA Corp.	706,642

6,085		PayPal Holdings, Inc.#	1,425,776

11,450	KRW	Samsung Electronics Company, Ltd.	837,075

1,430		ServiceNow, Inc.#	776,719

13,800		Shift4 Payments, Inc. - Class A#	897,138

1,180		Shopify, Inc. - Class A#	1,296,336

95,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,007,672

20,800		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,527,616

			30,321,890

		Materials (4.1%)

23,000	EUR	ArcelorMittal, SA#	503,684

201,000		Cemex, SAB de CV#	1,151,730

52,600		Freeport-McMoRan, Inc.#	1,415,466

27,800	AUD	James Hardie Industries, PLC#	777,033

10,700		Rio Tinto, PLC^	817,694

			4,665,607

		Real Estate (1.8%)

27,700		Redfin Corp.#	1,972,517

		TOTAL COMMON STOCKS (Cost $66,511,704)	109,228,467

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Other (0.6%)

185	Invesco QQQ Trust Series

5,819,360	Put, 03/19/21, Strike $320.00	$322,733

570	iShares China Large-Cap ETF

2,813,520	Put, 03/19/21, Strike $52.00	202,350

185	iShares MSCI South Korea ETF

1,629,850	Put, 03/19/21, Strike $92.00	130,425

	TOTAL PURCHASED OPTIONS (Cost $331,048)	655,508

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.2%)

2,352,918	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	2,354,094

2,353,936	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	2,353,936

	TOTAL SHORT TERM INVESTMENTS (Cost $4,708,030)	4,708,030

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.0%)

8,994,198	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $8,994,198)	8,994,198

TOTAL INVESTMENTS (109.9%) (Cost $80,544,980)		123,586,203

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.0%)		(8,994,198)

LIABILITIES, LESS OTHER ASSETS (-1.9%)		(2,179,395)

NET ASSETS (100.0%)		$112,412,610

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	03/30/21	2,111,000	$2,565,020	$(27,005)
Northern Trust Company	British Pound Sterling	03/30/21	1,450,000	1,987,341	36,692
Bank of New York	British Pound Sterling	03/30/21	1,343,000	1,840,689	25,230

					$34,917

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $67,589.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021

	Value	% of Total Investments
US Dollar	$86,724,039	70.2%
European Monetary Unit	10,217,527	8.3%
Hong Kong Dollar	7,544,767	6.1%
Japanese Yen	7,081,620	5.7%
Indian Rupee	2,808,386	2.3%
Swiss Franc	2,011,730	1.6%
New Taiwan Dollar	2,007,672	1.6%
Swedish Krona	988,733	0.8%
Canadian Dollar	982,768	0.8%
British Pound Sterling	852,589	0.7%
South Korean Won	837,075	0.7%
Australian Dollar	777,033	0.6%
Chinese Yuan Renminbi	752,264	0.6%

Total Investments	$123,586,203	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (31.2%)

		Communication Services (2.9%)

2,100,000		Liberty Media Corp.* 0.500%, 12/01/50	$2,167,893

735,000		Live Nation Entertainment, Inc. 2.500%, 03/15/23	889,387

1,300,000		Sea, Ltd.* 2.375%, 12/01/25	3,225,924

			6,283,204

		Consumer Discretionary (11.3%)

1,415,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	1,914,806

2,225,000		Chegg, Inc.* 0.000%, 09/01/26	2,580,021

1,260,000		Etsy, Inc.*^ 0.125%, 09/01/27	1,675,649

824,000		Fiverr International, Ltd.* 0.000%, 11/01/25	1,038,949

1,645,000		Liberty Broadband Corp.* 2.750%, 09/30/50	1,698,775

1,105,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	1,113,840

1,070,000		NIO, Inc.* 0.500%, 02/01/27	1,075,404

255,000		Penn National Gaming, Inc.^ 2.750%, 05/15/26	1,146,098

1,805,000		Pinduoduo, Inc. 0.000%, 12/01/25	2,176,216

1,759,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	2,133,315

600,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	849,101

164,000		Tesla, Inc.^ 2.375%, 03/15/22	1,982,294

530,000		Under Armour, Inc.* 1.500%, 06/01/24	876,175

2,485,000		Vail Resorts, Inc.* 0.000%, 01/01/26	2,505,973

1,000,000	EUR	Zalando, SE 0.050%, 08/06/25	1,605,429

			24,372,045

		Consumer Staples (0.7%)

		Premium Brands Holdings Corp.

918,000	CAD	4.600%, 12/31/23	770,775

905,000	CAD	4.200%, 09/30/27	712,684

			1,483,459

		Health Care (4.1%)

445,000		Guardant Health, Inc.* 0.000%, 11/15/27	594,912

1,009,000		Insulet Corp. 0.375%, 09/01/26	1,395,316

265,000		Invitae Corp.^ 2.000%, 09/01/24	488,737

800,000		Jazz Investments I, Ltd.* 2.000%, 06/15/26	1,044,120

1,515,000		LivaNova USA, Inc.*

		3.000%, 12/15/25	1,955,319

1,050,000		NeoGenomics, Inc. 0.250%, 01/15/28	1,134,850

PRINCIPAL AMOUNT			VALUE

1,370,000		Pacira BioSciences, Inc.* 0.750%, 08/01/25	$1,641,548

390,000		Teladoc Health, Inc.* 1.250%, 06/01/27	557,571

			8,812,373

		Industrials (3.8%)

1,691,000		Air Canada*~ 4.000%, 07/01/25	2,305,273

1,000,000	EUR	Duerr, AG 0.750%, 01/15/26	1,467,327

1,764,000		Southwest Airlines Company 1.250%, 05/01/25	2,480,254

1,865,000		Uber Technologies, Inc.* 0.000%, 12/15/25	1,954,595

			8,207,449

		Information Technology (6.4%)

1,100,000		21Vianet Group, Inc.* 0.000%, 02/01/26	1,129,205

1,104,000		Bentley Systems, Inc.* 0.125%, 01/15/26	1,112,158

2,268,000		Coupa Software, Inc.* 0.375%, 06/15/26	2,922,409

1,715,000		RingCentral, Inc.* 0.000%, 03/15/26	1,975,783

1,700,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	1,945,905

2,015,000		Square, Inc.* 0.250%, 11/01/27	2,272,819

1,000,000		Win Semiconductors Corp. 0.000%, 01/14/26	1,114,110

991,000		Zscaler, Inc.* 0.125%, 07/01/25	1,481,456

			13,953,845

		Materials (1.0%)

210,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/22	2,200,684

		Real Estate (1.0%)

1,770,000		Redfin Corp.*

		0.000%, 10/15/25	2,181,897

		TOTAL CONVERTIBLE BONDS (Cost $57,905,933)	67,494,956

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.7%)

		Communication Services (1.8%)

3,370		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	3,896,438

		Consumer Discretionary (1.6%)

22,122		Aptiv, PLC 5.500%, 06/15/23	3,438,865

		Financials (0.6%)

24,300		KKR & Company, Inc.^ 6.000%, 09/15/23	1,413,531

See accompanying Notes to Schedule of Investments

1

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Health Care (1.1%)

1,525		Danaher Corp. 4.750%, 04/15/22	$2,470,958

		Industrials (1.2%)

22,937		Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	2,499,445

		Information Technology (1.3%)

1,875		Broadcom, Inc. 8.000%, 09/30/22	2,753,906

		Utilities (1.1%)

38,289		NextEra Energy, Inc. 4.872%, 09/01/22	2,341,755

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,659,740)	18,814,898

COMMON STOCKS (54.7%)

		Communication Services (4.1%)

56,300	HKD	Tencent Holdings, Ltd.	5,016,514

22,380		Walt Disney Company~#	3,763,645

			8,780,159

		Consumer Discretionary (3.5%)

28,700		D.R. Horton, Inc.	2,204,160

53,800		General Motors Company	2,726,584

7,995		Lululemon Athletica, Inc.#	2,627,797

			7,558,541

		Consumer Staples (1.4%)

44,700		Coca-Cola Company~	2,152,305

2,590		Costco Wholesale Corp.	912,794

			3,065,099

		Energy (2.9%)

29,500		Chevron Corp.	2,513,400

26,400	EUR	Neste Oyj	1,859,631

35,600	INR	Reliance Industries, Ltd.	897,365

57,400	GBP	Royal Dutch Shell, PLC - Class A	1,062,147

			6,332,543

		Financials (9.1%)

100,510		Bank of America Corp.~	2,980,122

115,200	INR	HDFC Bank, Ltd.#	2,199,219

211,200	EUR	ING Groep, NV#	1,877,855

32,575		JPMorgan Chase & Company~	4,191,425

37,100		Morgan Stanley	2,487,555

117,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,378,000

142,100		UBS Group, AG^#	2,044,819

84,200		Wells Fargo & Company	2,515,896

			19,674,891

		Health Care (6.1%)

105,186		Alcon, Inc.^#	7,542,888

9,100		Eli Lilly & Company	1,892,527

34,300		Novo Nordisk, A/S^	2,387,280

4,450		UnitedHealth Group, Inc.	1,484,431

			13,307,126

NUMBER OF SHARES			VALUE

		Industrials (5.8%)

5,200		Boeing Company	$1,009,788

12,600		Caterpillar, Inc.	2,303,784

6,700		Cummins, Inc.	1,570,614

4,200	JPY	FANUC Corp.	1,097,265

17,300	JPY	Harmonic Drive Systems, Inc.^	1,292,587

21,950	EUR	Schneider Electric, SE	3,212,616

4,400		Union Pacific Corp.	868,868

8,199		United Parcel Service, Inc. - Class B	1,270,845

			12,626,367

		Information Technology (17.0%)

22,100		Advanced Micro Devices, Inc.#	1,892,644

1,420	EUR	Adyen, NV*#	2,966,416

40,040		Apple, Inc.	5,283,678

7,180	EUR	ASML Holding, NV	3,833,070

13,800	JPY	Fujitsu, Ltd.	2,105,877

7,300	JPY	Keyence Corp.	3,919,232

15,050		Micron Technology, Inc.#	1,177,963

21,680		Microsoft Corp.~	5,028,893

1,900		NVIDIA Corp.	987,221

14,700	KRW	Samsung Electronics Company, Ltd.	1,077,597

374,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,903,889

6,000		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	729,120

			36,905,600

		Materials (3.4%)

42,900	EUR	ArcelorMittal, SA#	939,481

254,800		Cemex, SAB de CV#	1,460,004

37,500	EUR	CRH, PLC#	1,538,805

64,900		Freeport-McMoRan, Inc.#	1,746,459

22,000		Rio Tinto, PLC^	1,681,240

			7,365,989

		Real Estate (0.5%)

14,302		Redfin Corp.#	1,018,445

		Utilities (0.9%)

140,600	EUR	Iberdrola, SA	1,903,609

2,009	EUR	Iberdrola, SA#	27,263

			1,930,872

		TOTAL COMMON STOCKS (Cost $84,197,838)	118,565,632

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (3.3%) #

		Communication Services (0.9%)

28		Alphabet, Inc.

5,116,608		Call, 01/21/22, Strike $1,500.00	1,228,640

73		Facebook, Inc.

1,885,809		Call, 06/18/21, Strike $200.00	474,500

See accompanying Notes to Schedule of Investments

2

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

24	Netflix, Inc.

1,277,736	Call, 01/21/22, Strike $600.00	$152,940

		1,856,080

	Consumer Discretionary (1.4%)

131	Alibaba Group Holding, Ltd.

3,325,173	Call, 06/18/21, Strike $205.00 Amazon.com, Inc.	768,970

21

6,733,020	Call, 01/21/22, Strike $2,500.00	1,845,585

4

1,282,480	Call, 06/18/21, Strike $2,200.00	415,480

		3,030,035

	Information Technology (0.2%)

135	QUALCOMM, Inc.

2,109,780	Call, 06/18/21, Strike $165.00	174,825

10	Shopify, Inc.

1,098,590	Call, 01/21/22, Strike $920.00	318,900

		493,725

	Materials (0.1%)

785	Freeport-McMoRan, Inc.

2,112,435	Call, 08/20/21, Strike $29.00	298,300

	Other (0.7%)

340	Invesco QQQ Trust Series

10,695,040	Put, 03/19/21, Strike $320.00	593,130

1,065	iShares China Large-Cap ETF

5,256,840	Put, 03/19/21, Strike $52.00	378,075

347	iShares MSCI South Korea ETF

3,057,070	Put, 03/19/21, Strike $92.00	244,635

145	SPDR S&P 500 ETF Trust

5,366,015	Put, 03/19/21, Strike $375.00	247,080

		1,462,920

	TOTAL PURCHASED OPTIONS (Cost $3,511,048)	7,141,060

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.3%)

4,645,327	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	4,647,650

4,647,448	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	4,647,448

	TOTAL SHORT TERM INVESTMENTS (Cost $9,295,098)	9,295,098

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.0%)

15,281,207	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $15,281,207)	$15,281,207

TOTAL INVESTMENTS (109.2%) (Cost $184,850,864)		236,592,851

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.1%)		(15,281,207)

LIABILITIES, LESS OTHER ASSETS (-2.1%)		(4,680,257)

NET ASSETS (100.0%)		$216,631,387

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $6,934,167.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from
securities on loan as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021

	Value	% of Total Investments
US Dollar	$182,878,413	77.3%
European Monetary Unit	22,080,603	9.3%
Japanese Yen	10,615,645	4.5%
New Taiwan Dollar	7,903,889	3.3%
Hong Kong Dollar	6,394,514	2.7%
Indian Rupee	3,096,584	1.3%
Canadian Dollar	1,483,459	0.6%
South Korean Won	1,077,597	0.5%
British Pound Sterling	1,062,147	0.5%

Total Investments	$236,592,851	100.0%

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (51.4%)

	Airlines (1.7%)

924	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$928

117,451	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	120,652

215,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	240,011

107,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	118,631

142,744	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	138,326

144,513	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	144,887

176,000	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	200,295

125,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	141,994

80,509	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	82,549

133,824	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	134,927

164,695	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	164,221

		1,487,421

	Communication Services (3.0%)

200,000	Ashtead Capital, Inc.* 4.125%, 08/15/25	205,916

150,000	CenturyLink, Inc.* 4.000%, 02/15/27	155,358

7,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	7,356

250,000	Comcast Corp. 3.900%, 03/01/38	295,072

110,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	113,955

200,000	CSC Holdings, LLC* 5.500%, 05/15/26	207,616

175,000	Electronic Arts, Inc. 4.800%, 03/01/26	206,671

150,000	Fox Corp. 3.666%, 01/25/22	154,920

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	122,119

125,000	SBA Communications Corp.

	4.000%, 10/01/22	126,328

125,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22	126,384

PRINCIPAL AMOUNT		VALUE

	T-Mobile USA, Inc.

250,000	3.500%, 04/15/25*	$274,332

125,000	4.000%, 04/15/22	128,840

100,000	United States Cellular Corp. 6.700%, 12/15/33	129,541

255,000	Verizon Communications, Inc. 4.016%, 12/03/29	298,863

		2,553,271

	Consumer Discretionary (6.4%)

150,000	American Honda Finance Corp. 2.350%, 01/08/27	161,297

250,000	BMW US Capital, LLC* 3.100%, 04/12/21	251,410

55,000	BorgWarner, Inc. 2.650%, 07/01/27	59,252

275,000	Cargill, Inc.* 3.250%, 03/01/23	291,580

240,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.750%, 02/15/26	247,738

250,000	D.R. Horton, Inc. 4.750%, 02/15/23	268,600

130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	134,365

77,000	DISH DBS Corp.^ 7.750%, 07/01/26	83,637

125,000	Expedia Group, Inc.* 7.000%, 05/01/25	137,368

200,000	Ford Motor Credit Company, LLC 3.370%, 11/17/23	203,812

250,000	General Motors Company 5.400%, 10/02/23	279,615

250,000	General Motors Financial Company, Inc. 3.700%, 05/09/23	265,097

250,000	Harley-Davidson Financial Services, Inc.* 4.050%, 02/04/22	258,675

250,000	Hasbro, Inc. 3.150%, 05/15/21	250,790

	Home Depot, Inc.

250,000	3.300%, 04/15/40	283,335

250,000	2.800%, 09/14/27	277,635

72,000	International Game Technology, PLC* 6.250%, 02/15/22	73,606

125,000	L Brands, Inc.* 6.875%, 07/01/25	136,381

	Lennar Corp.

150,000	4.750%, 11/15/22	159,107

125,000	4.500%, 04/30/24	137,948

200,000	Lowe’s Companies, Inc.^ 4.000%, 04/15/25	225,844

250,000	M/I Homes, Inc. 5.625%, 08/01/25	260,107

100,000	Mattel, Inc.* 6.750%, 12/31/25	105,194

200,000	Meritage Homes Corp. 7.000%, 04/01/22	212,374

125,000	MGM Resorts International 6.000%, 03/15/23	133,755

250,000	Newell Brands, Inc. 4.350%, 04/01/23	263,777

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	NIKE, Inc. 2.850%, 03/27/30	$111,122

151,459	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	150,648

		5,424,069

	Consumer Staples (3.6%)

250,000	Anheuser-Busch InBev Worldwide, Inc.^ 3.500%, 06/01/30	285,502

	Archer-Daniels-Midland Company

250,000	3.250%, 03/27/30	282,695

250,000	2.750%, 03/27/25	270,610

250,000	Coca-Cola Company^ 2.950%, 03/25/25	273,695

250,000	Costco Wholesale Corp. 1.600%, 04/20/30	252,058

250,000	General Mills, Inc. 2.600%, 10/12/22	259,180

250,000	Hershey Company 1.700%, 06/01/30	253,448

200,000	Kimberly-Clark Corp. 3.100%, 03/26/30	225,924

100,000	Kraft Heinz Foods Company 3.875%, 05/15/27	109,459

150,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	160,932

150,000	PepsiCo, Inc. 2.250%, 03/19/25	159,791

250,000	Sysco Corp. 5.650%, 04/01/25	296,697

250,000	Walmart, Inc. 3.050%, 07/08/26	279,527

		3,109,518

	Energy (0.1%)

175,000	Energy Transfer Operating, LP‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	121,847

	Financials (15.7%)

	Ally Financial, Inc.

150,000	4.125%, 02/13/22	155,478

100,000	8.000%, 11/01/31	145,637

250,000	American Express Company 3.000%, 10/30/24	271,360

150,000	Ares Capital Corp. 3.250%, 07/15/25	158,739

	Aviation Capital Group, LLC*

250,000	6.750%, 04/06/21	252,730

200,000	3.500%, 11/01/27	211,390

76,000	3.875%, 05/01/23	80,039

250,000	Axis Specialty Finance, PLC 4.000%, 12/06/27	284,715

300,000	Bank of America Corp.‡ 3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	329,154

250,000	Bank of Montreal 3.300%, 02/05/24	270,905

75,000	Bank of Montreal^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	78,033

125,000	Bank of Nova Scotia 2.450%, 09/19/22	129,729

PRINCIPAL AMOUNT		VALUE

250,000	Barclays, PLC‡ 1.007%, 12/10/24 1 year CMT + .80%	$251,260

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	191,499

	Capital One Financial Corp.

200,000	3.200%, 01/30/23	210,620

200,000	2.600%, 05/11/23	209,108

150,000	Caterpillar Financial Services Corp. 2.150%, 11/08/24	158,930

200,000	Charles Schwab Corp. 1.650%, 03/11/31	197,514

250,000	CIT Bank, N.A.‡ 2.969%, 09/27/25 SOFR + 1.72%	266,272

	Citigroup, Inc.‡

250,000	3.106%, 04/08/26 SOFR + 2.75%	271,407

150,000	4.412%, 03/31/31 SOFR + 3.91%	178,524

142,000	Credit Acceptance Corp.* 5.125%, 12/31/24	147,318

250,000	Credit Suisse Group, AG*‡ 1.305%, 02/02/27 SOFR + 0.98%	249,787

250,000	CyrusOne, LP / CyrusOne Finance Corp. 2.900%, 11/15/24	266,550

200,000	Danske Bank, A/S*‡ 3.001%, 09/20/22 3 mo. USD LIBOR + 1.25%	202,976

350,000	Discover Bank 3.450%, 07/27/26	390,355

150,000	Duke Realty, LP 2.875%, 11/15/29	163,935

200,000	Federation des Caisses Desjardins du Quebec* 2.050%, 02/10/25	209,704

	Fifth Third Bancorp

200,000	3.650%, 01/25/24	217,540

200,000	2.550%, 05/05/27^	216,844

125,000	Franklin Resources, Inc. 2.850%, 03/30/25	135,883

132,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	134,695

	Goldman Sachs Group, Inc.

250,000	3.500%, 04/01/25	276,082

125,000	3.814%, 04/23/29‡ 3 mo. USD LIBOR + 1.16%	143,214

150,000	Huntington Bancshares, Inc.^ 2.550%, 02/04/30	160,253

250,000	ILFC E-Capital Trust II*‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	202,155

167,000	Intercontinental Exchange, Inc. 0.700%, 06/15/23	168,339

200,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC*^ 4.625%, 06/15/25	209,832

300,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	323,340

See accompanying Notes to Schedule of Investments

2

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

125,000	Life Storage, LP 4.000%, 06/15/29	$144,276

200,000	Lloyds Banking Group, PLC‡ 2.858%, 03/17/23 3 mo. USD LIBOR + 1.25%	205,234

345,000	Macquarie Group, Ltd.*‡ 1.340%, 01/12/27 SOFR + 1.07%	346,856

250,000	Markel Corp. 3.500%, 11/01/27	281,757

200,000	MetLife, Inc. 6.400%, 12/15/66	258,996

200,000	Morgan Stanley‡ 2.720%, 07/22/25 SOFR + 1.15%	213,552

250,000	National Securities Clearing Corp.* 1.500%, 04/23/25	257,940

200,000	Nippon Life Insurance Company*‡ 2.750%, 01/21/51 5 year CMT + 2.65%	199,774

150,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	159,399

250,000	Prologis, LP 2.250%, 04/15/30	262,910

200,000	Prospect Capital Corp. 3.706%, 01/22/26	198,030

125,000	Reinsurance Group of America, Inc. 3.900%, 05/15/29	142,503

250,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	279,367

250,000	Royal Bank of Canada 0.875%, 01/20/26	250,067

150,000	Shell International Finance, BV 2.000%, 11/07/24	157,488

69,000	SLM Corp. 4.200%, 10/29/25	73,292

150,000	State Street Corp.‡ 2.354%, 11/01/25 SOFR + 0.94%	160,050

125,000	Torchmark Corp. 4.550%, 09/15/28	149,559

	Toronto-Dominion Bank

170,000	3.250%, 03/11/24	184,549

110,000	1.150%, 06/12/25	111,866

250,000	Travelers Companies, Inc. 2.550%, 04/27/50	248,810

150,000	US Bancorp 3.600%, 09/11/24	165,802

200,000	USAA Capital Corp.* 2.125%, 05/01/30	208,490

125,000	Ventas Realty, LP 4.000%, 03/01/28	143,573

	VICI Properties, LP / VICI Note Company, Inc.*

150,000	3.500%, 02/15/25	152,961

66,000	4.625%, 12/01/29	70,455

	Wells Fargo & Company

125,000	4.400%, 06/14/46	149,938

125,000	3.196%, 06/17/27‡ 3 mo. USD LIBOR + 1.17%	137,419

		13,436,758

PRINCIPAL AMOUNT		VALUE

	Health Care (4.7%)

200,000	AbbVie, Inc. 3.800%, 03/15/25	$222,372

125,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	125,455

200,000	AstraZeneca, PLC 1.375%, 08/06/30	193,652

100,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	103,026

400,000	Bristol-Myers Squibb Company 3.200%, 06/15/26	448,188

150,000	CVS Health Corp. 4.780%, 03/25/38	185,628

100,000	DaVita, Inc.* 4.625%, 06/01/30	105,104

200,000	Elanco Animal Health, Inc. 4.912%, 08/27/21	204,588

250,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	256,157

200,000	Humana, Inc. 3.850%, 10/01/24	221,202

250,000	Johnson & Johnson 3.400%, 01/15/38	290,862

400,000	Pfizer, Inc. 2.625%, 04/01/30	435,960

200,000	Royalty Pharma, PLC*^ 2.200%, 09/02/30	202,394

	Tenet Healthcare Corp.

125,000	4.625%, 09/01/24*	128,918

115,000	4.625%, 07/15/24	117,175

120,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	120,466

150,000	Teva Pharmaceutical Finance Netherlands III, BV 2.800%, 07/21/23	148,870

120,000	Thermo Fisher Scientific, Inc. 4.133%, 03/25/25	135,786

125,000	UnitedHealth Group, Inc. 2.375%, 08/15/24	133,096

200,000	Universal Health Services, Inc.* 2.650%, 10/15/30	203,064

		3,981,963

	Industrials (4.8%)

	3M Company

250,000	3.700%, 04/15/50	297,220

250,000	3.050%, 04/15/30^	280,477

150,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	154,116

39,000	American Airlines Group, Inc.* 5.000%, 06/01/22	36,718

250,000	Avolon Holdings Funding, Ltd.* 2.125%, 02/21/26	245,515

250,000	BWX Technologies, Inc.* 4.125%, 06/30/28	262,190

150,000	Equifax, Inc. 2.600%, 12/01/24	160,235

70,573	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	68,018

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

20,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	$20,780

250,000	Honeywell International, Inc. 1.950%, 06/01/30	259,107

250,000	Huntington Ingalls Industries, Inc. 3.844%, 05/01/25	279,160

250,000	Infor, Inc.* 1.750%, 07/15/25	258,310

125,000	John Deere Capital Corp. 1.750%, 03/09/27	130,588

200,000	Mars, Inc.* 0.875%, 07/16/26	199,222

17,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	17,878

150,000	QVC, Inc. 4.850%, 04/01/24	163,116

200,000	Raytheon Technologies Corp. 2.800%, 03/15/22	205,080

250,000	Roper Technologies, Inc. 1.400%, 09/15/27	252,298

125,000	Ryder System, Inc.^ 2.500%, 09/01/24	132,575

100,000	Sensata Technologies Holding, BV* 5.625%, 11/01/24	111,527

125,000	TransDigm, Inc.* 6.250%, 03/15/26	132,389

250,000	Verisk Analytics, Inc. 4.125%, 09/12/22	264,000

200,000	Volkswagen Group of America Finance, LLC* 2.500%, 09/24/21	202,818

		4,133,337

	Information Technology (4.5%)

250,000	Apple, Inc.^ 4.375%, 05/13/45	327,757

23,000	Automatic Data Processing, Inc. 3.375%, 09/15/25	25,802

250,000	Broadcom, Inc. 4.700%, 04/15/25	285,255

200,000	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	207,834

23,000	Dell International, LLC / EMC Corp.* 5.875%, 06/15/21	23,055

250,000	Fiserv, Inc. 3.500%, 10/01/22	261,048

125,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	145,565

200,000	Intuit, Inc. 0.950%, 07/15/25	202,348

250,000	Mastercard, Inc. 3.350%, 03/26/30	287,772

	Microsoft Corp.

157,000	4.100%, 02/06/37	199,316

93,000	2.525%, 06/01/50	94,060

250,000	NetApp, Inc. 1.875%, 06/22/25	260,233

250,000	NVIDIA Corp. 3.500%, 04/01/40	287,650

500,000	Oracle Corp. 2.650%, 07/15/26	543,760

PRINCIPAL AMOUNT		VALUE

250,000	PayPal Holdings, Inc. 2.200%, 09/26/22	$257,678

125,000	PTC, Inc.* 3.625%, 02/15/25	128,534

250,000	Visa, Inc. 2.050%, 04/15/30	261,847

		3,799,514

	Materials (1.1%)

200,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	207,646

75,000	ArcelorMittal, SA 7.250%, 10/15/39	108,421

200,000	Ball Corp. 4.000%, 11/15/23	214,012

250,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	276,280

150,000	Sealed Air Corp.* 4.875%, 12/01/22	157,707

		964,066

	Other (0.3%)

250,000	Toyota Motor Credit Corp. 0.800%, 01/09/26	250,142

	Real Estate (1.6%)

150,000	EPR Properties 4.950%, 04/15/28	156,516

250,000	Equinix, Inc. 1.250%, 07/15/25	252,930

200,000	Federal Realty Investment Trust 1.250%, 02/15/26	202,878

190,000	Healthpeak Properties, Inc. 3.250%, 07/15/26	211,782

125,000	Hospitality Properties Trust 3.950%, 01/15/28	115,326

200,000	Realty Income Corp. 3.250%, 01/15/31	223,064

100,000	Service Properties Trust 5.250%, 02/15/26	98,661

125,000	Tanger Properties, LP^ 3.875%, 07/15/27	133,840

		1,394,997

	Utilities (3.9%)

125,000	AES Corp.* 1.375%, 01/15/26	125,675

250,000	Alabama Power Company 2.450%, 03/30/22	255,850

200,000	American Electric Power Company, Inc.^ 1.000%, 11/01/25	201,466

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	174,350

125,000	CenterPoint Energy, Inc. 3.850%, 02/01/24	136,551

200,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	225,354

200,000	DPL, Inc.* 4.125%, 07/01/25	213,882

150,000	DTE Energy Company 2.250%, 11/01/22	154,826

150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	175,003

See accompanying Notes to Schedule of Investments

4

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

200,000	Entergy Corp. 0.900%, 09/15/25	$199,732

250,000	Exelon Corp. 2.450%, 04/15/21	250,662

250,000	Florida Power & Light Company 2.850%, 04/01/25	271,780

150,000	Northern States Power Co. 3.750%, 12/01/47	174,671

250,000	PPL Capital Funding, Inc. 4.125%, 04/15/30	295,550

150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	177,652

250,000	Southern California Edison Company 3.400%, 06/01/23	266,560

		3,299,564

	TOTAL CORPORATE BONDS (Cost $41,038,206)	43,956,467

CONVERTIBLE BONDS (0.7%)

	Communication Services (0.3%)

250,000	Twitter, Inc. 1.000%, 09/15/21	253,725

	Consumer Discretionary (0.1%)

125,000	DISH Network Corp. 2.375%, 03/15/24	114,650

	Financials (0.3%)

200,000	Prospect Capital Corp. 4.950%, 07/15/22	205,568

	TOTAL CONVERTIBLE BONDS (Cost $567,230)	573,943

BANK LOANS (4.9%) ¡

	Communication Services (0.9%)

124,685	CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	124,335

300,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.! 0.000%, 02/15/24	299,859

300,000	SBA Senior Finance II, LLC! 0.000%, 04/11/25	299,421

		723,615

	Consumer Discretionary (1.2%)

129,825	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	132,543

120,000	Meredith Corp.! 0.000%, 01/31/25	122,513

150,000	Murphy USA, Inc.! 0.000%, 01/21/28	150,750

200,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	200,057

250,000	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	250,274

45,000	PetSmart, Inc.! 0.000%, 03/11/22	45,049

PRINCIPAL AMOUNT		VALUE

150,000	United Natural Foods, Inc.! 0.000%, 10/22/25	$150,544

		1,051,730

	Financials (0.2%)

168,664	Level 3 Financing, Inc.‡ 1.871%, 03/01/27 1 mo. LIBOR + 1.75%	167,979

	Health Care (1.0%)

268,061	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	266,218

298,489	HCA, Inc.‡ 1.871%, 03/13/25 1 mo. LIBOR + 1.75%	299,492

276,986	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 6 mo. LIBOR + 4.75%	261,770

		827,480

	Industrials (0.4%)

122,785	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	122,954

255,000	United Rentals, Inc.! 0.000%, 10/31/25	255,298

		378,252

	Information Technology (1.2%)

125,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	125,625

300,000	Dell International, LLC! 0.000%, 09/19/25	300,962

300,000	ON Semiconductor Corp.! 0.000%, 09/19/26	301,125

300,000	Open Text Corp.! 0.000%, 05/30/25	300,969

		1,028,681

	TOTAL BANK LOANS (Cost $4,190,013)	4,177,737

U.S. GOVERNMENT AND AGENCY SECURITIES (33.2%)

	Federal Home Loan Mortgage Corp.

361,389	4.000%, 05/01/49	387,391

203,025	2.500%, 02/01/35	213,071

	Federal National Mortgage Association

1,741,010	3.000%, 04/01/50	1,831,934

1,713,733	3.500%, 04/01/50	1,838,897

1,706,711	2.500%, 04/01/50	1,797,511

557,518	3.000%, 07/01/46	591,994

395,219	3.500%, 11/01/49	419,627

391,134	3.500%, 02/01/49	416,163

374,280	3.500%, 08/01/47	398,807

312,519	3.000%, 03/01/47	331,845

307,150	4.000%, 06/01/48	328,441

238,571	2.500%, 09/01/31	254,813

234,352	3.000%, 02/01/33	248,433

219,779	4.500%, 04/01/48	238,392

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

179,325	3.000%, 07/01/49	$188,186

151,507	4.000%, 03/01/47	163,363

137,263	3.000%, 01/01/35	144,928

	Government National Mortgage Association II Pool

381,240	3.500%, 10/20/47	407,129

268,699	3.000%, 10/20/47	285,769

	United States Treasury Bond

1,500,000	2.000%, 02/15/50	1,559,766

1,400,000	2.250%, 08/15/49	1,535,516

1,000,000	3.500%, 02/15/39	1,317,656

750,000	2.875%, 11/15/46^	921,035

500,000	3.000%, 05/15/47	629,023

500,000	1.125%, 08/15/40	456,133

300,000	3.000%, 02/15/49	379,828

200,000	1.375%, 08/15/50^	178,672

125,000	2.375%, 11/15/49^	140,752

	United States Treasury Inflation Indexed Note

1,055,010	0.500%, 01/15/28	1,206,455

548,685	0.375%, 07/15/25	608,054

	United States Treasury Note

1,250,000	1.125%, 02/28/25	1,291,406

1,100,000	1.125%, 05/15/40	1,006,586

1,000,000	1.125%, 02/28/27	1,030,547

1,000,000	0.625%, 12/31/27^	991,328

1,000,000	0.250%, 09/30/25	993,555

630,000	1.500%, 02/15/30	657,218

500,000	2.875%, 11/30/25^	558,965

500,000	2.500%, 02/28/26	551,543

500,000	0.500%, 04/30/27	495,684

500,000	0.375%, 09/30/27	489,023

400,000	0.625%, 05/15/30	385,406

400,000	0.625%, 08/15/30^	384,219

125,000	0.250%, 05/31/25	124,512

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $27,199,285)	28,379,576

ASSET BACKED SECURITIES (3.9%)

240,625	CLI Funding VI, LLC Series 2020- 3A, Class A* 2.070%, 10/18/45	243,142

235,312	Credit Acceptance Auto Loan Trust Series 2018-3A, Class A* 3.550%, 08/15/27	237,120

250,000	DT Auto Owner Trust Series 2020-1A, Class B* 2.160%, 05/15/24	254,211

11,709	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	11,743

500,000	Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.950%, 05/15/23	503,895

125,094	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	125,973

289,243	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	298,408

292,025	OSCAR US Funding Trust IX, LLC Series 2018-2A, Class A3* 3.390%, 09/12/22	294,152

PRINCIPAL AMOUNT		VALUE

250,000	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	$252,863

45,304	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	45,421

108,569	SoFi Professional Loan Program LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	109,948

338,241	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	347,580

100,000	Tesla Auto Lease Trust Series 2020-A, Class A3* 0.680%, 12/20/23	100,782

500,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	533,924

	TOTAL ASSET BACKED SECURITIES (Cost $3,284,489)	3,359,162

RESIDENTIAL MORTGAGE BACKED SECURITIES (2.4%)

250,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	275,906

	Freddie Mac Multifamily Structured Pass Through Certificates Class A2

1,000,000	3.990%, 05/25/33‡	1,222,825

460,000	3.350%, 01/25/28	529,932

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $1,942,581)	2,028,663

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (6.3%)

2,714,865	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	2,716,222

2,715,952	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	2,715,952

	TOTAL SHORT TERM INVESTMENTS (Cost $5,432,174)	5,432,174

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.4%)

4,600,604	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,600,604)	4,600,604

See accompanying Notes to Schedule of Investments

6

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (108.2%) (Cost $88,254,582)	$92,508,326

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.4%)	(4,600,604)

LIABILITIES, LESS OTHER ASSETS (-2.8%)	(2,428,770)

NET ASSETS (100.0%)	$85,478,952

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

See accompanying Notes to Schedule of Investments

7

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys 10	U.S. Treasury Note 5-Year	Mar 2021	$1,258,750	$(22)

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (81.0%)

	Airlines (1.3%)

1,849	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$1,857

29,000	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	28,787

115,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	128,378

85,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	94,239

79,000	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	89,905

55,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	62,477

93,677	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	94,449

53,535	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	50,635

		550,727

	Communication Services (11.6%)

200,000	Altice France, SA* 7.375%, 05/01/26	209,764

150,000	Arrow Bidco, LLC* 9.500%, 03/15/24	132,193

65,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	65,406

70,000	Brink’s Company* 5.500%, 07/15/25	74,668

36,000	Cable One, Inc.* 4.000%, 11/15/30	36,959

110,000	CenturyLink, Inc.* 4.000%, 02/15/27	113,929

170,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	182,041

115,000	CommScope, Inc.* 5.500%, 03/01/24	118,333

90,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	97,996

	CSC Holdings, LLC*

315,000	5.750%, 01/15/30	338,530

200,000	5.500%, 05/15/26	207,616

200,000	5.500%, 04/15/27	211,252

221,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	224,671

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

75,000	6.625%, 08/15/27^	47,779

55,000	5.375%, 08/15/26	44,521

372,000	Embarq Corp. 7.995%, 06/01/36	456,418

PRINCIPAL AMOUNT		VALUE

	Entercom Media Corp.*

84,000	7.250%, 11/01/24^	$85,688

69,000	6.500%, 05/01/27	70,828

	Frontier Communications Corp.

300,000	7.125%, 01/15/23@	149,745

51,000	5.875%, 10/15/27*	54,698

25,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	26,393

30,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	33,305

	Intelsat Jackson Holdings, SA@

115,000	9.750%, 07/15/25*	84,858

50,000	5.500%, 08/01/23	35,012

100,000	Intelsat, SA@ 7.750%, 06/01/21	8,148

50,000	Ligado Networks, LLC*

	15.500%, 11/01/23

	15.500% PIK rate	50,555

	Netflix, Inc.^

80,000	4.875%, 06/15/30*	97,294

45,000	4.875%, 04/15/28	52,749

	Scripps Escrow II, Inc.*

46,000	3.875%, 01/15/29	46,122

23,000	5.375%, 01/15/31	23,271

130,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	135,648

46,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	47,914

	Sirius XM Radio, Inc.*

125,000	5.500%, 07/01/29	136,336

125,000	4.625%, 07/15/24	129,330

80,000	Sprint Capital Corp. 6.875%, 11/15/28	102,897

	Sprint Corp.

310,000	7.125%, 06/15/24	361,798

145,000	7.625%, 03/01/26	178,901

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	95,977

81,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	84,130

126,000	United States Cellular Corp. 6.700%, 12/15/33	163,222

42,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	452

		4,817,347

	Consumer Discretionary (13.2%)

96,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	101,096

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

72,000	6.625%, 01/15/28	76,897

54,000	9.875%, 04/01/27	61,224

140,000	Boyd Gaming Corp. 6.000%, 08/15/26	145,111

	Caesars Entertainment, Inc.*

46,000	8.125%, 07/01/27	50,468

46,000	6.250%, 07/01/25	48,531

140,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	139,506

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Carnival Corp.*

44,000	10.500%, 02/01/26	$51,090

23,000	7.625%, 03/01/26	24,373

65,000	Carvana Company* 5.625%, 10/01/25	67,261

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

200,000	5.125%, 05/01/27	210,430

120,000	5.750%, 02/15/26	123,869

55,000	5.000%, 02/01/28	57,826

46,000	4.250%, 02/01/31	47,207

75,000	Cedar Fair, LP 5.250%, 07/15/29	75,195

	Century Communities, Inc.

125,000	6.750%, 06/01/27	133,920

85,000	5.875%, 07/15/25	88,570

200,000	Dana, Inc.^ 5.625%, 06/15/28	213,520

	DISH DBS Corp.

77,000	7.750%, 07/01/26^	83,637

25,000	7.375%, 07/01/28	26,066

	ESH Hospitality, Inc.*

85,000	5.250%, 05/01/25	86,771

50,000	4.625%, 10/01/27	51,169

	Expedia Group, Inc.*

55,000	7.000%, 05/01/25	60,442

33,000	6.250%, 05/01/25	38,193

55,000	Ford Motor Company 8.500%, 04/21/23	61,657

	Ford Motor Credit Company, LLC

200,000	4.389%, 01/08/26	212,894

200,000	3.664%, 09/08/24	206,420

200,000	goeasy, Ltd.* 5.375%, 12/01/24	209,482

45,000	Guitar Center, Inc.* 8.500%, 01/15/26	47,271

25,000	Installed Building Products, Inc.* 5.750%, 02/01/28	26,760

200,000	International Game Technology, PLC* 6.250%, 01/15/27	229,400

	L Brands, Inc.

137,000	6.875%, 11/01/35	159,075

78,000	6.694%, 01/15/27	87,416

23,000	6.875%, 07/01/25*	25,094

135,000	Lennar Corp. 5.250%, 06/01/26	159,453

	Life Time, Inc.*

66,000	5.750%, 01/15/26	66,772

44,000	8.000%, 04/15/26	44,141

	M/I Homes, Inc.

170,000	5.625%, 08/01/25	176,873

70,000	4.950%, 02/01/28	73,942

	Macy’s Retail Holdings, LLC

40,000	6.700%, 07/15/34*	38,146

25,000	5.125%, 01/15/42	20,423

45,000	Macy’s, Inc.* 8.375%, 06/15/25	49,880

	Mattel, Inc.*

125,000	5.875%, 12/15/27	137,915

115,000	6.750%, 12/31/25	120,973

200,000	Mclaren Finance, PLC* 5.750%, 08/01/22	190,060

	Meredith Corp.

45,000	6.500%, 07/01/25*	47,953

20,000	6.875%, 02/01/26^	20,265

PRINCIPAL AMOUNT		VALUE

65,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	$64,243

92,000	Newell Brands, Inc. 4.700%, 04/01/26	101,308

	Rite Aid Corp.

179,000	8.000%, 11/15/26*	192,659

44,000	7.700%, 02/15/27	43,962

	Royal Caribbean Cruises, Ltd.*

45,000	11.500%, 06/01/25	51,933

23,000	10.875%, 06/01/23	25,970

125,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	124,802

75,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	85,001

125,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	134,279

42,559	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	42,331

23,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	26,810

105,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	102,355

		5,470,290

	Consumer Staples (3.9%)

45,000	Central Garden & Pet Company 4.125%, 10/15/30	47,128

75,000	Dean Foods Company*@ 6.500%, 03/15/23	1,456

45,000	Edgewell Personal Care Company* 5.500%, 06/01/28	48,206

67,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	68,485

70,000	Fresh Market, Inc.* 9.750%, 05/01/23	72,286

105,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	116,575

42,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	47,810

	Kraft Heinz Foods Company

140,000	4.375%, 06/01/46	149,325

23,000	4.250%, 03/01/31	25,933

23,000	3.875%, 05/15/27	25,176

	New Albertson’s, Inc.

63,000	7.750%, 06/15/26	73,314

27,000	8.000%, 05/01/31	33,597

	Pilgrim’s Pride Corp.*

145,000	5.875%, 09/30/27	154,650

60,000	5.750%, 03/15/25	61,399

	Post Holdings, Inc.*

110,000	5.750%, 03/01/27	115,644

35,000	5.500%, 12/15/29	38,043

30,000	5.625%, 01/15/28	31,882

25,000	4.625%, 04/15/30	25,938

104,000	Simmons Foods, Inc.* 7.750%, 01/15/24	108,668

See accompanying Notes to Schedule of Investments

2

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	United Natural Foods, Inc.* 6.750%, 10/15/28	$105,883

	Vector Group, Ltd.*

131,000	6.125%, 02/01/25	133,006

125,000	5.750%, 02/01/29	129,202

		1,613,606

	Energy (8.6%)

35,000	Antero Resources Corp.* 7.625%, 02/01/29	35,738

	Apache Corp.

90,000	5.100%, 09/01/40	91,061

52,000	4.875%, 11/15/27	53,511

46,000	4.625%, 11/15/25^	47,073

82,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	144

	Buckeye Partners, LP

75,000	3.950%, 12/01/26	75,700

50,000	5.850%, 11/15/43	49,957

85,000	ChampionX Corp. 6.375%, 05/01/26	89,199

110,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	114,698

45,000	Cheniere Energy, Inc.* 4.625%, 10/15/28	46,930

74,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	22,080

23,000	CNX Resources Corp.*^ 7.250%, 03/14/27	24,727

	Continental Resources, Inc.^

90,000	3.800%, 06/01/24	92,426

70,000	4.375%, 01/15/28	71,494

125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	112,530

75,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	11,696

220,000	Energy Transfer Operating, LP‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	153,179

	EnLink Midstream Partners, LP

120,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	66,331

100,000	4.850%, 07/15/26	97,220

	EQT Corp.

57,000	8.750%, 02/01/30	72,754

40,000	7.875%, 02/01/25	47,205

23,000	5.000%, 01/15/29	25,050

117,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	105,115

	Gulfport Energy Corp.@

130,000	6.375%, 05/15/25	100,366

100,000	6.000%, 10/15/24	77,285

24,000	Hess Midstream Operations, LP* 5.125%, 06/15/28	24,981

24,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	24,180

76,000	Laredo Petroleum, Inc. 10.125%, 01/15/28	66,252

155,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	160,377

PRINCIPAL AMOUNT		VALUE

	Moss Creek Resources Holdings, Inc.*

50,000	7.500%, 01/15/26	$42,006

45,000	10.500%, 05/15/27	40,059

50,000	Murphy Oil Corp. 5.875%, 12/01/27	47,594

46,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	47,650

25,000	Newfield Exploration Company 5.750%, 01/30/22	25,969

45,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	18,782

	Occidental Petroleum Corp.

280,000	4.300%, 08/15/39	245,468

203,000	2.900%, 08/15/24	197,235

168,000	2.700%, 08/15/22	168,675

46,000	5.875%, 09/01/25^	48,286

25,000	Ovintiv, Inc. 6.500%, 08/15/34	30,580

50,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	48,811

75,000	Parkland Fuel Corp.* 5.875%, 07/15/27	80,272

100,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	83,939

36,000	Range Resources Corp.* 8.250%, 01/15/29	37,873

100,000	SESI, LLC@ 7.750%, 09/15/24	38,941

34,000	SM Energy Company*^ 10.000%, 01/15/25	37,785

23,000	Southwestern Energy Company 8.375%, 09/15/28	24,656

52,000	Transocean, Inc.* 11.500%, 01/30/27	41,074

150,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	139,701

50,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	52,549

95,000	W&T Offshore, Inc.* 9.750%, 11/01/23	75,281

47,000	Weatherford International, Ltd.* 11.000%, 12/01/24	40,336

		3,572,781

	Financials (14.0%)

337,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	348,003

43,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	44,022

93,000	AG Issuer, LLC* 6.250%, 03/01/28	97,540

205,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	217,124

160,000	Ally Financial, Inc. 8.000%, 11/01/31	233,019

205,000	AmWINS Group, Inc.* 7.750%, 07/01/26	219,809

215,000	AssuredPartners, Inc.* 7.000%, 08/15/25	221,846

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Aviation Capital Group, LLC*

98,000	3.500%, 11/01/27	$103,581

25,000	6.750%, 04/06/21	25,273

266,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	276,342

	Credit Acceptance Corp.

130,000	6.625%, 03/15/26	138,053

89,000	5.125%, 12/31/24*	92,333

29,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	31,596

125,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	131,696

96,000	Genworth Mortgage Holdings, Inc.* 6.500%, 08/15/25	102,852

84,972	Global Aircraft Leasing Company, Ltd.*

	6.500%, 09/15/24

	7.250% PIK rate	76,306

88,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	89,797

156,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	161,260

420,000	HUB International, Ltd.* 7.000%, 05/01/26	435,973

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

115,000	5.250%, 05/15/27	121,069

23,000	4.375%, 02/01/29*	22,877

160,000	ILFC E-Capital Trust II*‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	129,379

230,000	Iron Mountain, Inc.* 5.250%, 03/15/28	242,096

200,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 6.250%, 06/03/26	210,250

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

207,000	5.250%, 10/01/25	207,248

25,000	4.250%, 02/01/27	24,014

193,000	MetLife, Inc. 6.400%, 12/15/66	249,931

46,000	MGIC Investment Corp. 5.250%, 08/15/28	49,235

	Navient Corp.

202,000	5.000%, 03/15/27	204,994

54,000	6.750%, 06/25/25^	59,242

44,000	4.875%, 03/15/28	43,754

	OneMain Finance Corp.

85,000	7.125%, 03/15/26	99,811

85,000	6.875%, 03/15/25	97,521

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

55,000	7.500%, 06/01/25	59,509

45,000	5.875%, 10/01/28	47,578

100,000	Prospect Capital Corp. 3.706%, 01/22/26	99,015

PRINCIPAL AMOUNT		VALUE

125,000	Radian Group, Inc. 4.875%, 03/15/27	$135,319

55,000	SLM Corp. 4.200%, 10/29/25	58,421

150,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	151,167

90,000	StoneX Group, Inc.* 8.625%, 06/15/25	97,964

45,000	Tronox Finance, PLC* 5.750%, 10/01/25	46,795

68,000	United Shore Financial Services, LLC* 5.500%, 11/15/25	71,654

96,000	VICI Properties, LP / VICI Note Company, Inc.* 3.750%, 02/15/27	97,878

98,000	XHR, LP* 6.375%, 08/15/25	102,965

		5,776,111

	Health Care (7.8%)

	Acadia Healthcare Company, Inc.

180,000	6.500%, 03/01/24	183,737

46,000	5.000%, 04/15/29*	48,467

240,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	265,750

	Bausch Health Companies, Inc.*

100,000	5.000%, 01/30/28	103,146

39,000	5.000%, 02/15/29	39,998

23,000	5.250%, 02/15/31	23,698

	Centene Corp.

100,000	4.250%, 12/15/27	106,006

46,000	3.000%, 10/15/30	48,188

	CHS/Community Health Systems, Inc.*

388,000	8.125%, 06/30/24	408,952

110,000	8.000%, 03/15/26	118,393

49,000	6.875%, 04/15/29	49,633

	DaVita, Inc.*

115,000	4.625%, 06/01/30	120,870

23,000	3.750%, 02/15/31	22,863

	Encompass Health Corp.

45,000	4.750%, 02/01/30	48,333

45,000	4.500%, 02/01/28	47,165

130,000	HCA, Inc. 7.500%, 11/06/33	178,508

80,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	33,090

107,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	96,480

	Tenet Healthcare Corp.

220,000	6.250%, 02/01/27*	232,082

130,000	6.875%, 11/15/31	141,112

125,000	4.875%, 01/01/26*	130,572

216,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	216,838

	Teva Pharmaceutical Finance Netherlands III, BV

200,000	6.000%, 04/15/24	210,748

180,000	2.800%, 07/21/23	178,645

173,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	178,384

		3,231,658

See accompanying Notes to Schedule of Investments

4

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (13.0%)

90,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	$100,125

95,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	97,726

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

120,000	4.625%, 01/15/27	125,944

73,000	4.875%, 02/15/30	78,116

46,000	3.500%, 03/15/29	45,475

	Allison Transmission, Inc.*

175,000	4.750%, 10/01/27	183,354

25,000	3.750%, 01/30/31	24,912

	American Airlines Group, Inc.*

78,000	5.000%, 06/01/22	73,436

20,000	3.750%, 03/01/25^	15,365

225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	237,611

150,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	151,830

	Cascades, Inc. / Cascades USA, Inc.*

75,000	5.125%, 01/15/26	79,820

50,000	5.375%, 01/15/28	52,933

	Delta Air Lines, Inc.

23,000	7.375%, 01/15/26	26,447

23,000	3.800%, 04/19/23	23,601

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

23,000	4.750%, 10/20/28	25,499

11,000	4.500%, 10/20/25	11,767

44,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	43,452

45,000	EnerSys* 4.375%, 12/15/27	48,038

200,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	195,112

46,000	GFL Environmental, Inc.* 3.750%, 08/01/25	47,124

	Golden Nugget, Inc.*

65,000	6.750%, 10/15/24	65,151

50,000	8.750%, 10/01/25^	52,016

52,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	56,554

50,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	56,198

60,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	66,323

155,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	157,728

103,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	102,718

10,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	10,390

125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	131,944

	Howmet Aerospace, Inc.

115,000	5.125%, 10/01/24^	126,654

PRINCIPAL AMOUNT		VALUE

40,000	6.875%, 05/01/25	$46,658

110,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	112,444

83,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	92,879

68,000	Ken Garff Automotive, LLC*^ 4.875%, 09/15/28	70,015

46,000	MasTec, Inc.* 4.500%, 08/15/28	48,502

	Meritor, Inc.

80,000	6.250%, 02/15/24	81,177

14,000	4.500%, 12/15/28*	14,272

60,000	Moog, Inc.* 4.250%, 12/15/27	62,603

120,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	127,076

	Navistar International Corp.*

165,000	6.625%, 11/01/25	172,049

45,000	9.500%, 05/01/25	50,172

95,000	Novelis Corp.* 4.750%, 01/30/30	100,110

105,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	105,816

50,000	Patrick Industries, Inc.* 7.500%, 10/15/27	54,894

100,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	107,305

23,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	24,610

100,000	QVC, Inc. 4.375%, 09/01/28	104,276

80,000	Scientific Games International, Inc.* 5.000%, 10/15/25	82,498

79,000	SEG Holding, LLC / SEG Finance Corp.* 5.625%, 10/15/28	84,285

41,000	Sensata Technologies, Inc.*^ 3.750%, 02/15/31	42,130

	Sinclair Television Group, Inc.*

46,000	4.125%, 12/01/30	45,925

45,000	5.500%, 03/01/30	46,446

	Standard Industries, Inc.*

45,000	5.000%, 02/15/27	46,972

23,000	4.375%, 07/15/30	24,413

	Station Casinos, LLC*

145,000	4.500%, 02/15/28	142,563

65,000	5.000%, 10/01/25	65,486

45,000	Stericycle, Inc.* 3.875%, 01/15/29	46,261

69,000	STL Holding Company, LLC* 7.500%, 02/15/26	71,891

105,000	Tennant Company 5.625%, 05/01/25	109,279

	TransDigm, Inc.

195,000	7.500%, 03/15/27	208,802

125,000	6.250%, 03/15/26*	132,389

	United Rentals North America, Inc.

35,000	5.875%, 09/15/26	36,901

22,000	3.875%, 02/15/31	23,005

75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	77,330

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	WESCO Distribution, Inc.*

47,000	7.125%, 06/15/25	$51,191

25,000	7.250%, 06/15/28	28,122

115,000	XPO Logistics, Inc.*

	6.750%, 08/15/24	121,724

		5,375,834

	Information Technology (2.2%)

50,000	CDK Global, Inc.* 5.250%, 05/15/29	54,247

112,000	CommScope Technologies, LLC* 6.000%, 06/15/25	114,536

	Dell International, LLC / EMC Corp.*

70,000	6.100%, 07/15/27^	86,689

40,000	5.850%, 07/15/25	47,537

48,000	Fair Isaac Corp.*^ 4.000%, 06/15/28	49,614

100,000	KBR, Inc.* 4.750%, 09/30/28	103,971

100,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	99,269

75,000	MTS Systems Corp.* 5.750%, 08/15/27	81,639

68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	70,725

72,000	Open Text Corp.* 3.875%, 02/15/28	73,855

66,000	PTC, Inc.* 4.000%, 02/15/28	68,866

44,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	44,537

		895,485

	Materials (3.3%)

47,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	49,452

75,000	ArcelorMittal, SA 7.250%, 10/15/39	108,421

95,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	98,474

	Freeport-McMoRan, Inc.

65,000	5.000%, 09/01/27	69,275

48,000	5.450%, 03/15/43	60,174

45,000	5.400%, 11/14/34	56,109

68,000	HB Fuller Company 4.250%, 10/15/28	69,712

71,000	Hudbay Minerals, Inc.* 6.125%, 04/01/29	75,367

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	90,388

	Kaiser Aluminum Corp.*

50,000	4.625%, 03/01/28	51,695

40,000	6.500%, 05/01/25	42,848

49,000	Mercer International, Inc.* 5.125%, 02/01/29	49,934

25,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	27,793

	New Gold, Inc.*

30,000	6.375%, 05/15/25	31,141

23,000	7.500%, 07/15/27	24,860

25,000	Norbord, Inc.* 5.750%, 07/15/27	26,919

PRINCIPAL AMOUNT		VALUE

45,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	$48,839

	PBF Holding Company, LLC / PBF Finance Corp.

205,000	7.250%, 06/15/25	136,229

23,000	9.250%, 05/15/25*^	22,224

110,000	Silgan Holdings, Inc. 4.125%, 02/01/28	114,266

75,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	78,974

23,000	Valvoline, Inc.* 3.625%, 06/15/31	23,166

		1,356,260

	Real Estate (1.1%)

130,000	CBL & Associates, LP@ 5.250%, 12/01/23	48,788

26,000	EPR Properties 3.750%, 08/15/29	25,450

	Forestar Group, Inc.*

125,000	8.000%, 04/15/24	131,597

67,000	5.000%, 03/01/28	69,852

23,000	iStar, Inc. 5.500%, 02/15/26	23,443

	Service Properties Trust

125,000	4.350%, 10/01/24	122,928

45,000	5.250%, 02/15/26	44,397

		466,455

	Utilities (1.0%)

72,000	Calpine Corp.* 4.500%, 02/15/28	74,058

139,000	PPL Capital Funding, Inc.‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	129,581

	Talen Energy Supply, LLC*

55,000	10.500%, 01/15/26	50,671

25,000	7.250%, 05/15/27	26,471

100,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	111,327

		392,108

	TOTAL CORPORATE BONDS (Cost $32,596,881)	33,518,662

CONVERTIBLE BONDS (1.2%)

	Consumer Discretionary (0.9%)

269,000	DISH Network Corp. 2.375%, 03/15/24	246,727

	Liberty Interactive, LLC

120,000	4.000%, 11/15/29	93,498

60,000	3.750%, 02/15/30	46,350

		386,575

	Financials (0.3%)

125,000	Prospect Capital Corp. 4.950%, 07/15/22	128,480

	TOTAL CONVERTIBLE BONDS (Cost $539,425)	515,055

See accompanying Notes to Schedule of Investments

6

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

BANK LOANS (11.2%) ¡

	Communication Services (1.9%)

123,438	Clear Channel Outdoor Holdings, Inc.‡ 3.711%, 08/21/26 3 mo. LIBOR + 3.50%	$120,698

140,000	Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	140,341

94,050	iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	93,062

233,900	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	238,341

190,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	193,180

		785,622

	Consumer Discretionary (2.4%)

64,912	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	66,272

60,000	Meredith Corp.! 0.000%, 01/31/25	61,256

125,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	125,036

270,080	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	270,375

130,000	PetSmart, Inc.! 0.000%, 03/11/22	130,142

50,000	PetSmart, Inc.! 0.000%, 01/27/28	49,500

50,000	United Natural Foods, Inc.! 0.000%, 10/22/25	50,181

235,519	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	236,330

		989,092

	Energy (0.3%)

24,356	Lealand Finance Company, BV‡ 1.121%, 06/30/25 1 mo. LIBOR + 1.00%	16,318

1,683	McDermott Technology Americas, Inc.‡ 3.121%, 06/30/24 1 mo. LIBOR + 3.00%	1,389

118,421	Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	116,744

		134,451

	Financials (0.3%)

129,025	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	129,555

	Health Care (3.2%)

268,061	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	266,218

PRINCIPAL AMOUNT		VALUE

163,308	Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	$162,491

148,795	Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	149,121

253,904	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 3 mo. LIBOR + 4.75%	239,956

258,500	Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	258,177

266,688	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	249,909

		1,325,872

	Industrials (1.7%)

197,000	Berry Global, Inc.‡ 2.133%, 07/01/26 1 mo. LIBOR + 2.00%	196,963

101,033	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	102,675

94,288	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	94,658

98,750	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	98,071

73,439	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	73,540

153,422	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	151,097

		717,004

	Information Technology (1.2%)

245,000	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	245,115

123,750	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	124,188

102,868	VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	102,847

		472,150

	Materials (0.2%)

79,400	Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	79,566

	TOTAL BANK LOANS (Cost $4,679,852)	4,633,312

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (1.7%)

	Communication Services (0.0%)

1,527	Cumulus Media, Inc. - Class A#	$13,254

	Energy (1.7%)

4,064	Calfrac Well Services, Ltd.#	11,936

215	Chevron Corp.	18,318

5,734	Denbury, Inc.#	164,050

6,100	Energy Transfer, LP	38,247

4,645	Enterprise Products Partners, LP	93,968

660	EP Energy Corp.#	27,060

1,525	GasLog, Ltd.	6,252

7,027	Lonestar Resources US, Inc.#	35,065

1,840	Magellan Midstream Partners, LP	81,806

12,887	Mcdermott International, Ltd.^#	13,145

710	Oasis Petroleum, Inc.#	26,604

790	Schlumberger, Ltd.	17,546

2,675	Targa Resources Corp.	73,215

2,074	Tidewater, Inc.#	19,682

1,565	Weatherford International, PLC#	10,642

1,478	Whiting Petroleum Corp.#	30,062

965	Williams Companies, Inc.	20,487

		688,085

	Industrials (0.0%)

18,627	McDermott International, Inc.#	19,000

	TOTAL COMMON STOCKS (Cost $1,471,983)	720,339

PREFERRED STOCKS (1.3%)

	Communication Services (0.3%)

3,875	United States Cellular Corp. 6.250%, 09/01/69	103,734

	Consumer Discretionary (0.3%)

590	Guitar Center, Inc.	66,670

735	Qurate Retail, Inc. 8.000%, 03/15/31	73,544

		140,214

	Energy (0.7%)

6,130	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	105,252

3,692	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	74,025

4,185	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	92,781

		272,058

	TOTAL PREFERRED STOCKS (Cost $600,012)	516,006

WARRANTS (0.0%) #

	Energy (0.0%)

548	Denbury, Inc. 09/18/25, Strike $32.59	4,740

210	Denbury, Inc. 09/18/23, Strike $35.41	853

NUMBER OF SHARES		VALUE

4,950	Mcdermott International, Ltd. 06/30/27, Strike $15.98	$1

4,455	Mcdermott International, Ltd. 06/30/27, Strike $12.33	0

	TOTAL WARRANTS (Cost $33,258)	5,594

SHORT TERM INVESTMENTS (4.0%)

818,658	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	819,067

818,972	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	818,972

	TOTAL SHORT TERM INVESTMENTS (Cost $1,638,039)	1,638,039

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)

1,779,350	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,779,350)	1,779,350

TOTAL INVESTMENTS (104.7%) (Cost $43,338,800)		43,326,357

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(1,779,350)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(147,701)

NET ASSETS (100.0%)		$41,399,306

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

8

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (67.4%)

	Airlines (1.7%)

397,511	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$399,240

187,246	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	183,782

398,459	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	395,530

425,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	471,198

281,181	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	289,932

262,660	Southwest Airlines Company Pass Through Trust Series 2007-1 6.650%, 08/01/22	270,269

250,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	283,988

378,391	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	387,979

267,648	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	269,853

		2,951,771

	Communication Services (2.9%)

500,000	Ashtead Capital, Inc.* 4.125%, 08/15/25	514,790

223,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	234,342

	Crown Castle Towers, LLC*

690,000	3.222%, 05/15/42	694,430

300,000	3.720%, 07/15/43	310,785

500,000	Electronic Arts, Inc. 3.700%, 03/01/21	500,000

500,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	511,075

	Netflix, Inc.

250,000	5.500%, 02/15/22	262,187

250,000	5.375%, 02/01/21	250,000

250,000	Qwest Corp. 6.750%, 12/01/21	261,950

500,000	SBA Communications Corp. 4.000%, 10/01/22	505,310

500,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22	505,535

93,750	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 3.360%, 03/20/23	94,615

	T-Mobile USA, Inc.

250,000	4.000%, 04/15/22	257,680

PRINCIPAL AMOUNT		VALUE

250,000	2.250%, 02/15/26	$252,868

		5,155,567

	Consumer Discretionary (7.6%)

	American Honda Finance Corp.

500,000	0.650%, 09/08/23	503,505

250,000	0.550%, 07/12/24	249,808

	BMW US Capital, LLC*

250,000	2.950%, 04/14/22	257,740

250,000	2.000%, 04/11/21	250,513

500,000	Cargill, Inc.*

	3.250%, 11/15/21	511,925

	Daimler Finance North America, LLC*

500,000	3.000%, 02/22/21	500,760

250,000	3.400%, 02/22/22	258,005

467,307	Delta Air Lines Pass Through Trust Series 2007-1, Class A 6.821%, 02/10/24	485,163

198,078	Delta Air Lines Pass Through Trust Series 2007-1, Class B 8.021%, 02/10/24	207,748

250,000	Expedia Group, Inc.* 7.000%, 05/01/25	274,735

	Ford Motor Credit Company, LLC

500,000	3.370%, 11/17/23^	509,530

250,000	3.350%, 11/01/22	254,280

250,000	3.339%, 03/28/22	253,437

250,000	General Motors Company 5.400%, 10/02/23	279,615

400,000	General Motors Financial Company, Inc. 3.200%, 07/06/21	403,744

500,000	Harley-Davidson Financial Services, Inc.* 3.550%, 05/21/21	504,445

	Hasbro, Inc.

500,000	2.600%, 11/19/22	518,200

250,000	3.150%, 05/15/21	250,790

144,000	International Game Technology, PLC* 6.250%, 02/15/22	147,213

250,000	L Brands, Inc.* 6.875%, 07/01/25	272,762

	Lennar Corp.

500,000	4.750%, 11/15/22	530,355

250,000	6.250%, 12/15/21	255,870

250,000	4.500%, 04/30/24^	275,895

500,000	M/I Homes, Inc. 5.625%, 08/01/25	520,215

500,000	Marriott International, Inc.‡ 0.876%, 03/08/21 3 mo. USD LIBOR + 0.65%	500,175

250,000	Mattel, Inc.* 6.750%, 12/31/25	262,985

500,000	Meritage Homes Corp. 7.000%, 04/01/22	530,935

250,000	MGM Resorts International 6.000%, 03/15/23	267,510

500,000	Newell Brands, Inc. 4.350%, 04/01/23	527,555

500,000	Panasonic Corp.* 2.536%, 07/19/22	514,110

525,000	PulteGroup, Inc. 4.250%, 03/01/21	525,000

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Service Corp. International 8.000%, 11/15/21	$525,430

250,000	Target Corp. 2.250%, 04/15/25	266,570

605,000	Taylor Morrison Communities, Inc.* 5.875%, 04/15/23	644,603

496,308	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	493,653

		13,534,779

	Consumer Staples (1.5%)

516,000	General Mills, Inc.^ 3.200%, 04/16/21	519,070

653,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	700,591

350,000	McCormick & Company, Inc. 2.700%, 08/15/22	361,690

	Mondelez International Holdings Netherlands, BV*

500,000	2.000%, 10/28/21	505,590

250,000	2.125%, 09/19/22	257,280

250,000	PepsiCo, Inc. 2.250%, 03/19/25	266,317

		2,610,538

	Energy (2.5%)

750,000	Baltimore Gas & Electric Company 2.800%, 08/15/22	773,880

300,000	CenterPoint Energy Houston Electric, LLC 1.850%, 06/01/21	301,221

500,000	DCP Midstream Operating, LP* 4.750%, 09/30/21	506,245

500,000	Halliburton Company 3.250%, 11/15/21	508,015

1,000,000	Occidental Petroleum Corp. 2.700%, 08/15/22	1,004,020

250,000	ONEOK, Inc. 2.750%, 09/01/24	264,132

500,000	Phillips 66 4.300%, 04/01/22	522,125

500,000	Saudi Arabian Oil Company* 2.750%, 04/16/22	513,585

		4,393,223

	Financials (28.6%)

	AerCap Ireland Capital DAC / AerCap Global Aviation Trust

500,000	2.875%, 08/14/24	521,665

150,000	4.450%, 12/16/21	154,394

	Ally Financial, Inc.

250,000	4.250%, 04/15/21	251,815

250,000	3.050%, 06/05/23	263,060

250,000	1.450%, 10/02/23	254,233

	American Express Company

250,000	3.700%, 11/05/21	255,823

250,000	3.000%, 02/22/21	250,155

250,000	2.750%, 05/20/22	257,480

250,000	American International Group, Inc. 4.875%, 06/01/22	264,565

750,000	Ameriprise Financial, Inc. 3.000%, 03/22/22	773,122

PRINCIPAL AMOUNT		VALUE

500,000	Aon Corp. 2.200%, 11/15/22	$517,375

680,000	Ares Capital Corp. 3.500%, 02/10/23	714,952

1,000,000	Asian Development Bank 1.625%, 03/16/21	1,001,890

	Aviation Capital Group, LLC*

750,000	2.875%, 01/20/22	763,567

250,000	6.750%, 04/06/21	252,730

250,000	3.875%, 05/01/23	263,285

	Bank of America Corp.‡

250,000	2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	265,270

250,000	0.981%, 09/25/25 SOFR plus + 0.91%	252,323

	Bank of Montreal

500,000	2.900%, 03/26/22	515,340

500,000	2.050%, 11/01/22	515,560

500,000	Bank of New York Mellon Corp. 1.950%, 08/23/22	513,395

	Bank of Nova Scotia

500,000	2.375%, 01/18/23	519,885

250,000	1.950%, 02/01/23	258,132

750,000	Barclays, PLC‡ 1.007%, 12/10/24 1 year CMT + 0.80	753,780

	Buffalo State College Foundation Housing Corp.

450,000	2.100%, 11/01/22	459,379

400,000	2.000%, 11/01/21	404,116

500,000	Capital One Financial Corp. 2.600%, 05/11/23	522,770

250,000	Caterpillar Financial Services Corp. 2.950%, 02/26/22	257,262

250,000	Charles Schwab Corp. 0.900%, 03/11/26	251,175

	Citigroup, Inc.‡

500,000	1.678%, 05/15/24 SOFR + 1.67%	513,255

250,000	2.312%, 11/04/22 SOFR + 0.87%	253,538

250,000	Citizens Bank, N.A. 3.250%, 02/14/22	256,972

475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	492,789

	Credit Suisse AG

500,000	1.000%, 05/05/23	507,025

250,000	0.495%, 02/02/24	250,058

750,000	Danske Bank, A/S*‡ 3.001%, 09/20/22 3 mo. USD LIBOR + 1.25%	761,160

250,000	Discover Bank 2.450%, 09/12/24	264,265

500,000	ERP Operating, LP 4.625%, 12/15/21	513,280

1,250,000	European Bank for Reconstruction & Development^ 0.500%, 11/25/25	1,249,075

1,000,000	European Investment Bank 0.250%, 09/15/23	1,001,160

500,000	Fifth Third Bancorp 4.300%, 01/16/24	552,065

500,000	FNB Corp. 2.200%, 02/24/23	510,675

500,000	Franklin Resources, Inc. 2.800%, 09/15/22	520,000

See accompanying Notes to Schedule of Investments

2

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Goldman Sachs Group, Inc.

500,000	3.000%, 04/26/22	$503,115

250,000	0.627%, 11/17/23‡ SOFRRATE + 0.54	250,545

150,000	5.750%, 01/24/22	157,947

250,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 5.250%, 07/15/24	259,710

500,000	Huntington National Bank 1.800%, 02/03/23	513,555

	Hyundai Capital America*

250,000	3.950%, 02/01/22	258,050

250,000	3.000%, 06/20/22	257,792

250,000	2.375%, 02/10/23	257,860

	Inter-American Development Bank

1,000,000	1.750%, 04/14/22	1,019,210

1,000,000	1.750%, 03/14/25	1,054,590

1,000,000	0.247%, 03/15/22‡ 3 mo. USD LIBOR + 0.03%	1,000,480

333,000	Intercontinental Exchange, Inc. 0.700%, 06/15/23	335,671

	International Bank for Reconstruction & Development

1,000,000	1.625%, 02/10/22	1,015,130

1,000,000	1.625%, 01/15/25	1,049,010

300,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC*^ 4.625%, 06/15/25	314,748

	JPMorgan Chase & Company‡

500,000	1.514%, 06/01/24 SOFR + 1.46%	511,725

250,000	0.653%, 09/16/24 SOFR plus + 0.60%	251,460

250,000	KeyBank NA/Cleveland OH‡ 0.423%, 01/03/24 SOFRRATE + 0.34	250,380

2,000,000	Kreditanstalt fuer Wiederaufbau 2.500%, 02/15/22	2,048,780

500,000	Lloyds Banking Group, PLC‡ 2.858%, 03/17/23 3 mo. USD LIBOR + 1.25%	513,085

250,000	Macquarie Bank, Ltd.* 2.100%, 10/17/22	257,620

650,000	Macquarie Group, Ltd.*^‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	698,152

250,000	Marsh & McLennan Companies, Inc. 4.800%, 07/15/21	252,313

500,000	Metropolitan Life Global Funding I* 0.900%, 06/08/23	506,615

750,000	Mizuho Financial Group, Inc.‡ 2.721%, 07/16/23 3 mo. USD LIBOR + 0.84%	774,442

500,000	Morgan Stanley‡ 0.560%, 11/10/23 SOFRRATE + 0.47	500,810

	National Bank of Canada

500,000	2.150%, 10/07/22*^	514,960

250,000	2.100%, 02/01/23	258,320

500,000	National Securities Clearing Corp.* 1.200%, 04/23/23	509,860

500,000	Nordea Bank Abp* 1.000%, 06/09/23	507,720

PRINCIPAL AMOUNT		VALUE

1,000,000	Nordic Investment Bank 0.375%, 09/11/25	$994,970

1,000,000	Oesterreichische Kontrollbank, AG 1.500%, 02/12/25	1,042,660

200,000	OneMain Finance Corp. 6.125%, 05/15/22	211,500

500,000	Pacific Life Global Funding II* 0.500%, 09/23/23	502,470

250,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	265,665

250,000	Prudential Financial, Inc. 4.500%, 11/16/21	258,395

500,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	542,140

	Royal Bank of Canada

250,000	1.950%, 01/17/23	258,155

250,000	0.875%, 01/20/26	250,068

750,000	Santander Holdings USA, Inc. 3.700%, 03/28/22	774,532

	SBA Tower Trust*

500,000	3.168%, 04/09/47	502,970

165,000	3.722%, 04/09/48	168,739

250,000	Shell International Finance, BV 2.000%, 11/07/24	262,480

750,000	Skandinaviska Enskilda Banken, AB*^ 3.050%, 03/25/22	773,872

	State Street Corp.‡

500,000	2.354%, 11/01/25 SOFR + 0.94%	533,500

250,000	2.825%, 03/30/23 SOFR + 2.69%	257,302

	Svensk Exportkredit, AB

1,000,000	2.375%, 03/09/22	1,023,740

500,000	0.500%, 08/26/25	497,845

500,000	0.375%, 07/30/24	500,220

	Toronto-Dominion Bank

500,000	0.750%, 06/12/23	505,000

250,000	0.750%, 09/11/25	249,798

250,000	0.750%, 01/06/26	248,993

250,000	Truist Financial Corp. 3.050%, 06/20/22	259,117

250,000	Truist Financial Corp. 2.200%, 03/16/23	259,460

	USAA Capital Corp.*

500,000	1.500%, 05/01/23	512,850

250,000	2.625%, 06/01/21	251,993

500,000	Ventas Realty, LP 3.125%, 06/15/23	527,065

500,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	509,870

100,000	Weingarten Realty Investors^ 3.375%, 10/15/22	103,138

500,000	Wells Fargo & Company‡ 1.654%, 06/02/24 SOFR + 1.60%	512,455

500,000	Zions Bancorporation, N.A. 3.350%, 03/04/22	514,615

		50,573,047

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (4.4%)

	AbbVie, Inc.

250,000	3.375%, 11/14/21	$256,010

250,000	2.300%, 11/21/22	258,360

750,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	752,730

	AstraZeneca, PLC

250,000	2.375%, 06/12/22	256,515

250,000	0.700%, 04/08/26	246,685

250,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	257,565

250,000	Bristol-Myers Squibb Company 3.550%, 08/15/22	262,337

250,000	Centene Corp. 4.750%, 01/15/25	256,787

750,000	Elanco Animal Health, Inc. 4.912%, 08/27/21	767,205

	Gilead Sciences, Inc.

500,000	3.250%, 09/01/22	520,360

500,000	0.750%, 09/29/23	501,190

	GlaxoSmithKline Capital, PLC

500,000	2.850%, 05/08/22	516,465

250,000	0.534%, 10/01/23	250,830

100,000	0.571%, 05/14/21‡ 3 mo. USD LIBOR + 0.35%	100,091

500,000	Royalty Pharma, PLC* 0.750%, 09/02/23	502,175

250,000	Stryker Corp. 0.600%, 12/01/23	250,473

500,000	Tenet Healthcare Corp.* 4.625%, 09/01/24	515,670

900,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	903,492

100,000	UnitedHealth Group, Inc.‡ 0.477%, 06/15/21 3 mo. USD LIBOR + 0.26%	100,080

250,000	Zoetis, Inc. 3.250%, 08/20/21	254,043

		7,729,063

	Industrials (7.2%)

	Air Lease Corp.

520,000	3.500%, 01/15/22	534,466

250,000	2.250%, 01/15/23	257,202

200,000	3.375%, 06/01/21	201,852

500,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	513,720

500,000	Alimentation Couche-Tard, Inc.* 2.700%, 07/26/22	515,280

194,000	American Airlines Group, Inc.*^ 5.000%, 06/01/22	182,649

500,000	Avolon Holdings Funding, Ltd.* 3.625%, 05/01/22	511,905

250,000	Berry Global, Inc.* 0.950%, 02/15/24	250,753

500,000	BMW Finance, NV*^ 2.250%, 08/12/22	514,100

250,000	Boeing Company^ 2.300%, 08/01/21	252,195

250,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	243,890

PRINCIPAL AMOUNT		VALUE

100,000	GATX Corp.‡ 0.945%, 11/05/21 3 mo. USD LIBOR + 0.72%	$100,358

100,000	General Dynamics Corp.‡ 0.594%, 05/11/21 3 mo. USD LIBOR + 0.38%	100,074

500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	508,800

112,353	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	108,285

25,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.750%, 01/20/26	25,975

	Honeywell International, Inc.

500,000	0.483%, 08/19/22	500,750

250,000	1.350%, 06/01/25	257,615

250,000	Huntington Ingalls Industries, Inc. 3.844%, 05/01/25	279,160

500,000	Infor, Inc.* 1.450%, 07/15/23	509,205

	John Deere Capital Corp.

250,000	2.950%, 04/01/22	257,875

250,000	0.700%, 07/05/23	252,175

500,000	Leidos, Inc.* 2.950%, 05/15/23	526,110

392,000	Meritor, Inc. 6.250%, 02/15/24	397,766

500,000	Nestle Holdings, Inc.*^ 0.375%, 01/15/24	500,055

	Park Aerospace Holdings, Ltd.*

250,000	3.625%, 03/15/21	250,260

17,000	5.250%, 08/15/22	17,878

350,000	QVC, Inc. 4.850%, 04/01/24	380,604

	Roper Technologies, Inc.

500,000	2.800%, 12/15/21	509,680

250,000	1.000%, 09/15/25	251,748

250,000	0.450%, 08/15/22	250,508

500,000	Ryder System, Inc. 2.875%, 06/01/22	515,325

250,000	Sensata Technologies Holding, BV* 4.875%, 10/15/23	268,302

500,000	Siemens Financieringsmaatschappij, NV* 1.700%, 09/15/21	504,705

1,000,000	SMBC Aviation Capital Finance DAC* 4.125%, 07/15/23	1,069,690

	Volkswagen Group of America Finance, LLC*

250,000	0.875%, 11/22/23	251,488

250,000	0.750%, 11/23/22^	250,995

		12,823,398

	Information Technology (3.3%)

434,000	Apple, Inc. 2.700%, 05/13/22	447,801

500,000	Broadcom, Inc. 3.125%, 04/15/21	502,285

300,000	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	311,751

See accompanying Notes to Schedule of Investments

4

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

77,000	Dell International, LLC / EMC Corp.* 5.875%, 06/15/21	$77,184

	Hewlett Packard Enterprise Company

300,000	2.250%, 04/01/23	311,091

250,000	1.450%, 04/01/24^	256,163

225,000	3.500%, 10/05/21	229,255

500,000	Intuit, Inc. 0.650%, 07/15/23	504,350

250,000	Microchip Technology, Inc.* 0.972%, 02/15/24	250,303

250,000	NetApp, Inc. 1.875%, 06/22/25	260,232

500,000	NVIDIA Corp. 2.200%, 09/16/21	505,330

500,000	Oracle Corp. 2.400%, 09/15/23	524,875

750,000	PayPal Holdings, Inc. 2.200%, 09/26/22	773,032

375,000	PTC, Inc.* 3.625%, 02/15/25	385,601

400,000	Seagate HDD Cayman 4.250%, 03/01/22	412,120

		5,751,373

	Materials (0.9%)

485,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	503,542

250,000	Ball Corp. 4.000%, 11/15/23	267,515

250,000	Georgia-Pacific, LLC* 0.625%, 05/15/24	250,787

500,000	Sealed Air Corp.* 4.875%, 12/01/22	525,690

100,000	Vulcan Materials Company‡ 0.875%, 03/01/21 3 mo. USD LIBOR + 0.65%	100,012

		1,647,546

	Other (0.1%)

250,000	Toyota Motor Credit Corp.^ 0.800%, 01/09/26	250,143

	Real Estate (1.6%)

250,000	American Tower Corp. 0.600%, 01/15/24	250,308

500,000	Equinix, Inc. 1.000%, 09/15/25	500,015

300,000	Federal Realty Investment Trust 1.250%, 02/15/26	304,317

500,000	Kimco Realty Corp. 3.125%, 06/01/23	526,860

500,000	Service Properties Trust 5.000%, 08/15/22	505,290

250,000	Simon Property Group, LP 2.000%, 09/13/24	261,057

500,000	Welltower, Inc. 3.625%, 03/15/24	544,375

		2,892,222

	Utilities (5.1%)

250,000	AES Corp.* 1.375%, 01/15/26	251,350

500,000	Alexander Funding Trust* 1.841%, 11/15/23	507,760

PRINCIPAL AMOUNT		VALUE

	American Electric Power Company, Inc.

510,000	3.650%, 12/01/21	$523,969

500,000	0.750%, 11/01/23	501,360

100,000	Consolidated Edison Company of New York, Inc.‡ 0.651%, 06/25/21 3 mo. USD LIBOR + 0.40%	100,160

	Consolidated Edison, Inc.

500,000	2.000%, 05/15/21	501,855

250,000	0.650%, 12/01/23	250,170

500,000	Dominion Energy, Inc.** 2.715%, 08/15/21	506,225

300,000	DPL, Inc.* 4.125%, 07/01/25	320,823

	DTE Energy Company

500,000	2.600%, 06/15/22	514,985

250,000	2.250%, 11/01/22	258,042

500,000	Duke Energy Carolinas, LLC 3.350%, 05/15/22	519,790

760,000	Entergy Arkansas, LLC 3.750%, 02/15/21	761,208

300,000	Entergy Corp. 0.900%, 09/15/25	299,598

250,000	Entergy Louisiana, LLC 0.620%, 11/17/23	250,605

750,000	Georgia Power Company 2.100%, 07/30/23	782,415

500,000	NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	515,270

500,000	NGPL PipeCo, LLC* 4.375%, 08/15/22	522,875

500,000	Pacific Gas and Electric Company 1.750%, 06/16/22	501,640

100,000	PPL Capital Funding, Inc.‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	93,224

100,000	Sempra Energy‡ 0.667%, 03/15/21 3 mo. USD LIBOR + 0.45%	100,051

250,000	Southern Power Company 0.900%, 01/15/26	249,808

250,000	Wisconsin Public Service Corp. 3.350%, 11/21/21	256,238

		9,089,421

	TOTAL CORPORATE BONDS (Cost $116,859,747)	119,402,091

CONVERTIBLE BONDS (0.7%)

	Communication Services (0.4%)

650,000	Twitter, Inc. 1.000%, 09/15/21	659,685

	Financials (0.3%)

500,000	Prospect Capital Corp. 4.950%, 07/15/22	513,920

	TOTAL CONVERTIBLE BONDS (Cost $1,142,857)	1,173,605

U.S. GOVERNMENT AND AGENCY SECURITIES (4.4%)

	United States Treasury Note

2,400,000	1.375%, 06/30/23^	2,471,344

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,000,000	2.000%, 05/31/24	$2,118,360

2,000,000	1.750%, 07/31/24	2,105,859

1,000,000	1.250%, 08/31/24	1,035,742

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,373,647)	7,731,305

SOVEREIGN BOND (0.3%)

500,000	Kommunalbanken AS* 0.500%, 01/13/26 (Cost $498,174)	498,220

BANK LOANS (5.1%) ¡

	Communication Services (1.0%)

493,763	CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	492,375

700,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.! 0.000%, 02/15/24	699,671

700,000	SBA Senior Finance II, LLC! 0.000%, 04/11/25	698,649

		1,890,695

	Consumer Discretionary (1.0%)

350,000	Murphy USA, Inc.! 0.000%, 01/21/28	351,750

500,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	500,143

500,000	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	500,547

130,000	PetSmart, Inc.! 0.000%, 03/11/22	130,142

350,000	United Natural Foods, Inc.! 0.000%, 10/22/25	351,271

		1,833,853

	Financials (0.3%)

505,992	Level 3 Financing, Inc.‡ 1.871%, 03/01/27 1 mo. LIBOR + 1.75%	503,937

	Health Care (0.4%)

696,474	HCA, Inc.‡ 1.871%, 03/13/25 1 mo. LIBOR + 1.75%	698,814

	Industrials (0.9%)

491,139	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	491,814

491,250	TransDigm, Inc.‡ 2.371%, 12/09/25 1 mo. LIBOR + 2.25%	483,881

595,019	United Rentals, Inc.! 0.000%, 10/31/25	595,716

		1,571,411

PRINCIPAL AMOUNT		VALUE

	Information Technology (1.5%)

250,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	$251,250

247,500	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	248,376

700,000	Dell International, LLC! 0.000%, 09/19/25	702,244

700,000	ON Semiconductor Corp.! 0.000%, 09/19/26	702,625

700,000	Open Text Corp.! 0.000%, 05/30/25	702,261

		2,606,756

	TOTAL BANK LOANS (Cost $9,110,211)	9,105,466

ASSET BACKED SECURITIES (15.0%)

	Communication Services (0.9%)

1,000,000	Verizon Owner Trust Series 2020- A, Class B 1.980%, 07/22/24	1,032,836

500,000	Verizon Owner Trust Series 2020- B, Class A 0.470%, 02/20/25	502,514

		1,535,350

	Consumer Discretionary (0.9%)

1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2017-1A, Class A* 3.070%, 09/20/23	1,550,574

	Financials (10.9%)

500,000	American Tower Trust #1 Series 2013-2A* 3.070%, 03/15/48	507,445

701,085	Commonbond Student Loan Trust 2017-B-GS* 2.680%, 09/25/42	721,364

322,204	Commonbond Student Loan Trust Series 2019-AGS, Class A1* 2.540%, 01/25/47	331,030

1,000,000	Credit Acceptance Auto Loan Trust Series 2020-3A, Class A* 1.240%, 10/15/29	1,010,723

28,360	Dell Equipment Finance Trust Series 2018-1, Class A3* 3.180%, 06/22/23	28,423

395,308	Dell Equipment Finance Trust Series 2018-2, Class A3* 3.370%, 10/22/23	397,351

500,000	Dell Equipment Finance Trust Series 2020-2, Class A3* 0.570%, 10/23/23	502,793

48,343	DT Auto Owner Trust Series 2019-3A, Class A* 2.550%, 08/15/22	48,391

See accompanying Notes to Schedule of Investments

6

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	DT Auto Owner Trust Series 2020-1A, Class B* 2.160%, 05/15/24	$1,016,843

29,856	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	29,945

785,362	Enterprise Fleet Financing, LLC Series 2019-3, Class A2* 2.060%, 05/20/25	797,669

1,000,000	Ford Credit Floorplan Master Owner Trust Series 2019-1, Class A 2.840%, 03/15/24	1,029,400

75,613	GM Financial Consumer Automobile Receivables Series 2018-3, Class A3 3.020%, 05/16/23	76,589

357,412	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	359,922

1,000,000	Kubota Credit Owner Trust Series 2020-1A, Class A3* 1.960%, 03/15/24	1,026,456

632,877	MMAF Equipment Finance, LLC Series 2019-B, Class A2* 2.070%, 10/12/22	637,692

1,000,000	Navient Private Education Refi Loan Trust 2020-B* 2.120%, 01/15/69	1,025,651

1,000,000	Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class A*‡ 0.770%, 05/25/24 1 mo. USD LIBOR + 0.64%	1,001,540

1,200,000	NextGear Floorplan Master Owner Trust Series 2019-1A, Class A2* 3.210%, 02/15/24	1,236,256

299,505	OSCAR US Funding Trust VIII, LLC Series 2018-1A, Class A3* 3.230%, 05/10/22	300,339

1,414,021	Palmer Square Loan Funding, Ltd. Series 2019-3A, Class A1*‡ 1.074%, 08/20/27 3 mo. USD LIBOR + 0.85%	1,411,861

36,243	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	36,337

771,953	SoFi Consumer Loan Program Trust Series 2019-2, Class A* 3.010%, 04/25/28	779,431

524,296	SoFi Professional Loan Program LLC Series 2016-E, Class A2B* 2.490%, 01/25/36	528,836

232,121	SoFi Professional Loan Program Trust Series 2020-A, Class A1FX* 2.060%, 05/15/46	234,003

1,615,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	1,724,576

500,000	Volvo Financial Equipment, LLC Series 2018-1A, Class A4* 2.760%, 10/17/22	506,114

1,525,000	Volvo Financial Equipment, LLC Series 2018-1A, Class B* 2.910%, 01/17/23	1,554,671

PRINCIPAL AMOUNT		VALUE

500,000	World Omni Select Auto Trust 2020-A 0.550%, 07/15/25	$502,248

		19,363,899

	Other (2.1%)

1,209,000	CNH Equipment Trust 2020-A 2.300%, 10/15/27	1,267,979

500,000	CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/25	507,548

578,486	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	596,816

39,517	SCF Equipment Leasing, LLC Series 2018-1A, Class A2* 3.630%, 10/20/24	39,575

358,107	SCF Equipment Leasing, LLC Series 2019-2A, Class A1* 2.220%, 06/20/24	362,586

500,000	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	505,726

400,000	Tesla Auto Lease Trust Series 2020-A, Class A3* 0.680%, 12/20/23	403,127

		3,683,357

	Utilities (0.2%)

400,000	Harley-Davidson Motorcycle Trust Series 2020-A, Class A3 1.870%, 10/15/24	406,792

	TOTAL ASSET BACKED SECURITIES (Cost $26,086,769)	26,539,972

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.9%)

1,548,000	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2 3.054%, 09/15/50	1,596,106

88,392	Morgan Stanley Capital I Trust, Series 2018-H3, Class A1 3.176%, 07/15/51	91,141

214,292	Wells Fargo Commercial Mortgage Trust Series 2015- LC20, Class A2 2.678%, 04/15/50	217,910

651,255	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class A2 3.118%, 01/15/60	662,243

441,031	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A4*‡ 4.902%, 06/15/44	447,297

146,694	WFRBS Commercial Mortgage Trust Series 2012-C10, Class ASB 2.453%, 12/15/45	149,407

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

183,599	WFRBS Commercial Mortgage Trust Series 2014-LC14, Class ASB 3.522%, 03/15/47	$191,330

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,300,806)	3,355,434

MUNICIPAL OBLIGATIONS (4.7%)

	Airlines (0.2%)

250,000	Dallas/ Fort Worth International Airport 1.041%, 11/01/23	253,328

	Other (4.0%)

400,000	Alaska Housing Finance Corp. 0.846%, 12/01/23	399,921

250,000	Capitol Area Community Development Corp. 0.957%, 10/01/21	249,248

210,000	City of Freeport, Illinois 1.027%, 01/01/22	209,499

290,000	Cloverleaf Local School District 0.839%, 03/01/22	289,813

150,000	Colorado Housing and Finance Authority 0.858%, 11/01/24	150,181

175,000	Cook County School District No 94 0.700%, 12/01/21	174,947

250,000	County of Bergen NJ 2.000%, 11/01/23	261,873

295,000	County of San Diego CA 0.600%, 10/01/23	294,392

290,000	County of San Diego CA 0.480%, 10/01/22	289,410

175,000	Haverstraw-Stony Point Central School District 0.790%, 05/01/23	175,897

500,000	Lake Central Multi-District School Building Corp. 0.853%, 01/15/24	505,409

215,000	Minnetonka Independent School District No 276 2.000%, 01/01/24	225,710

155,000	Natomas Unified School District 0.700%, 08/01/22	155,130

400,000	San Bernardino City Unified School District 0.792%, 08/01/23	399,767

300,000	Torrance Joint Powers Financing Authority 1.239%, 10/01/21	300,973

250,000	Torrance Joint Powers Financing Authority 1.289%, 10/01/22	251,944

250,000	Town of Oyster Bay NY 2.000%, 08/15/23	257,981

525,000	Town of Stratford CT 0.956%, 08/01/24	533,637

100,000	Ukiah Public Financing Authority 1.370%, 04/01/22	99,886

250,000	Village of Tarrytown, New York 2.000%, 10/15/23	259,394

PRINCIPAL AMOUNT		VALUE

300,000	Virginia Housing Development Authority 0.607%, 09/01/23	$298,839

250,000	West Covina Public Financing Authority 1.847%, 08/01/22	254,025

250,000	West Covina Public Financing Authority 1.747%, 08/01/21	251,270

400,000	West Mifflin Sanitary Sewer Municipal Authority 1.052%, 08/01/23	401,199

250,000	West Mifflin Sanitary Sewer Municipal Authority 0.895%, 08/01/22	250,325

200,000	Woodbury County Law Enforcement Center Authority 0.719%, 06/01/22	199,616

		7,140,286

	Utilities (0.5%)

505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	554,639

135,000	City of Fountain, Colorado Electric Water & Wastewater Utility Enterprise Revenue 0.930%, 12/01/23	135,400

100,000	City of Fountain, Colorado Electric Water & Wastewater Utility Enterprise Revenue 0.870%, 12/01/22	100,355

100,000	City of Fountain, Colorado Electric Water & Wastewater Utility Enterprise Revenue 0.770%, 12/01/21	100,168

		890,562

	TOTAL MUNICIPAL OBLIGATIONS (Cost $8,241,295)	8,284,176

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.4%)

3,014,180	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	3,015,687

3,015,585	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	3,015,585

	TOTAL SHORT TERM INVESTMENTS (Cost $6,031,272)	6,031,272

See accompanying Notes to Schedule of Investments

8

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.4%)

4,272,523	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,272,523)	$4,272,523

TOTAL INVESTMENTS (105.3%) (Cost $182,917,301)		186,394,064

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)		(4,272,523)

LIABILITIES, LESS OTHER ASSETS (-2.9%)		(5,087,893)

NET ASSETS (100.0%)		$177,033,648

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

***	The rate disclosed is the 7 day net yield as of January 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2021.

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys 50	U.S. Treasury Note 5-Year	Mar 2021	$6,293,750	$(109)

See accompanying Notes to Schedule of Investments

10

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of eighteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund (commenced operations on July 31, 2019), Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Growth and Income Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, (commenced operations on September 19, 2018), (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani Small Cap Growth Fund and Timpani SMID Growth Fund), and Class I shares of each of the Funds (except Short-Term Bond Fund). Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund and Global Equity Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Funds adopted ASU2017-08 as of January 1, 2020, with no material impact on the Funds’ financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Funds’ financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2021, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$5,479,831,487	$3,676,209,529	$(2,557,723,870)	$1,118,485,659
Hedged Equity Fund	321,345,334	100,802,571	(11,297,314)	89,505,257
Phineus Long/Short Fund	232,098,899	57,282,592	(31,916,237)	25,366,355
Convertible Fund	1,226,474,093	309,737,277	(23,064,939)	286,672,338
Global Convertible Fund	229,441,200	47,162,579	(7,526,444)	39,636,135
Timpani Small Cap Growth Fund	141,378,317	79,162,648	(753,867)	78,408,781
Timpani SMID Growth Fund	15,295,837	7,988,961	(76,933)	7,912,028
Growth Fund	1,051,199,121	604,655,088	(5,530,462)	599,124,626
Growth and Income Fund	1,541,994,517	929,400,351	(23,613,561)	905,786,790
Dividend Growth Fund	8,860,100	6,293,480	(199,177)	6,094,303
Select Fund	31,980,934	11,213,036	(165,250)	11,047,786
International Growth Fund	177,203,211	95,757,298	(1,442,689)	94,314,609
Evolving World Growth Fund	396,051,983	116,970,055	(4,736,037)	112,234,018
Global Equity Fund	80,544,980	43,672,737	(631,514)	43,041,223
Global Growth and Income Fund	184,850,864	52,319,182	(577,195)	51,741,987
Total Return Bond Fund	88,254,582	4,714,222	(460,500)	4,253,722
High Income Opportunities Fund	43,338,800	2,082,953	(2,095,396)	(12,443)
Short-Term Bond Fund	182,917,301	3,585,738	(109,084)	3,476,654

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.